                      Registration Nos. 033-00070/811-4400

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

         Post-Effective Amendment No. 25                          /X/

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/X/

         Amendment No. 24                                         /X/

                        T. ROWE PRICE EQUITY INCOME FUND
                        --------------------------------
                Exact Name of Registrant as Specified in Charter

                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Address of Principal Executive Offices

                                  410-345-2000
                                  ------------
               Registrant's Telephone Number, Including Area Code

                                Henry H. Hopkins
                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Name and Address of Agent for Service

        Approximate Date of Proposed Public Offering September 27, 2002
                                                     ------------------

         It is proposed that this filing will become effective (check appropriate box):

/ /      Immediately upon filing pursuant to paragraph (b)
/X/      On September 27, 2002, pursuant to paragraph (b)
/ /      60 days after filing pursuant to paragraph (a)(1)
/ /      On (date), pursuant to paragraph (a)(1)
/ /      75 days after filing pursuant to paragraph (a)(2)
/ / On (date), pursuant to paragraph (a)(2) of Rule 485 If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUBJECT TO COMPLETION

         Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

         The Registration Statement of the T. Rowe Price Equity

Income Fund (the "REGISTRANT") on Form N-1A (File Nos. 033-00070/
811-4400) is hereby amended under the Securities Act of 1933 to register a new class of shares for the Registrant.

PROSPECTUS
September 30, 2002
           T. ROWE PRICE

           Equity Income
           Fund--R Class

           A stock fund seeking substantial dividend income and long-term capital growth. This class of shares is sold only through financial intermediaries.

SUBJECT TO COMPLETION
Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.
(R)
 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

T. Rowe Price Equity Income Fund
  T. Rowe Price Equity Income Fund--R Class
Prospectus

September 30, 2002

              ABOUT THE FUND
1
              Objective, Strategy, Risks, and Expenses    1

              -----------------------------------------------
              Other Information About the Fund            5

              -----------------------------------------------


              INFORMATION
              ABOUT

              ACCOUNTS IN T. ROWE
2             PRICE FUNDS
              Pricing Shares and Receiving                8
              Sale Proceeds
              -----------------------------------------------
              Useful Information on
              Distributions                               9
              and Taxes
              -----------------------------------------------
              Transaction Procedures and                 11
              Special Requirements
              -----------------------------------------------


              MORE ABOUT THE FUND
3
              Organization and Management                13

              -----------------------------------------------
              Understanding Performance Information      15

              -----------------------------------------------
              Investment Policies and Practices          16

              -----------------------------------------------
              Financial Highlights                       21

              -----------------------------------------------


              INVESTING WITH T. ROWE PRICE
4
              Account Requirements                       23
              and Transaction Information
              -----------------------------------------------
              Purchasing Additional Shares               24

              -----------------------------------------------
              Exchanging and Redeeming Shares            24

              -----------------------------------------------
              Rights Reserved by the Fund                24
              s
              -----------------------------------------------
              T. Rowe Price Privacy Policy               26

              -----------------------------------------------


 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc., and its affiliates managed $148.8 billion for more than eight million individual and institutional investor accounts as of June 30, 2002.
 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

 ABOUT THE FUND
 OBJECTIVE, STRATEGY, RISKS, AND EXPENSES
 ----------------------------------------------------------
   A word about the fund's name and structure. Equity Income Fund - R Class is a share class of T. Rowe Price Equity Income Fund. The R Class is not a separate mutual fund. R Class shares are designed to be sold only through various third-party intermediaries that offer employer-sponsored retirement plans, including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others.


 What is the fund's objective?

   The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.


 What is the fund's principal investment strategy?

   The fund will normally invest at least 80% of its net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

   The fund typically employs a "value" approach in selecting investments. Our in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

   In selecting investments, we generally look for companies with the following:

  . an established operating history;
  . above-average dividend yield relative to the S&P 500;
  . low price/earnings ratio relative to the S&P 500;
  . a sound balance sheet and other positive financial characteristics; and . low stock price relative to a company's underlying value as measured by assets, cash flow, or business franchises.

   In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

   While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   . For details about the fund's investment program, please see the Investment
     Policies and Practices section.


 What are the main risks of investing in the fund?

   The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

   The fund's emphasis on stocks of established companies paying high dividends and its potential investments in fixed-income securities may limit its potential for appreciation in a broad market advance. Such securities may be hurt when interest rates rise sharply. Also, a company may reduce or eliminate its dividend.

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


   . The fund's share price may decline, so when you sell your shares, you may lose money.


 How can I tell if the fund is appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you are investing through an intermediary, and seek a relatively conservative equity investment that provides substantial dividend income along with the potential for capital growth, the fund could be an appropriate part of your overall investment strategy. This fund should not represent your complete investment program or be used for short-term trading purposes.

   . Equity investors should have a long-term investment horizon and be willing to wait out bear markets.


 How has the fund performed in the past?

   Equity Income Fund-R Class began operations on September 30, 2002, and does not have a full calendar year of performance history. As a point of comparison, however, the following bar chart and table show calendar year returns for the oldest existing class of the Equity Income Fund. Because the Equity Income Fund-R Class is expected to have higher expenses than the oldest existing class of the Equity Income Fund, its performance, had it existed over the periods shown, would have been lower. The oldest existing class of the Equity Income Fund and the Equity Income Fund-R Class share the same portfolio. Shares of each class of the fund are offered in separate prospectuses.

   The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

   The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

   In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor's situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund's other returns because the loss generates a tax benefit that is factored into the result.

                      Calendar Year Total Returns
 "92"     "93"   "94"     "95"     "96"    "97"    "98"   "99"   "00"     "01"
 -------------------------------------------------------------------------------
 14.13  14.84  4.53   33.35  20.40  28.82     9.23   3.82   13.12   1.64
 -------------------------------------------------------------------------------


                   Quarter ended    Total return

 Best quarter         6/30/99          13.26%
 Worst quarter        9/30/99          -8.52%


 Table 1  Average Annual Total Returns
                                        Periods ended December 31, 2001
                                        1 year     5 years     10 years
 ------------------------------------------------------------------------------
  Equity Income Fund
  Returns before taxes                    1.64%     10.93%      13.96%
  Returns after taxes on
  distributions                           0.14       8.24       11.22
  Returns after taxes on
  distributions and sale of fund
  shares                                  1.72       8.15       10.68
  S&P 500 Stock Index                   -11.89      10.70       12.94
  Lipper Equity Income Funds Average     -5.65       8.13       11.02
 ------------------------------------------------------------------------------


 Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax and capital gains rates. They do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end, and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.


 What fees or expenses will I pay?

   The numbers in the next table provide an estimate of how much it will cost to operate the R Class for a year. These are costs you pay indirectly because they are deducted from net assets before the daily share price is calculated.

 Table 2  Fees and Expenses of the R Class*
                                                   Annual fund operating expenses
                                            (expenses that are deducted from fund assets)
 -----------------------------------------------------------------------------------------
  Management fee                                               0.57%
  Distribution and service (12b-1) fees                        0.50%
  Other expenses                                               0.18%/a/
  Total annual fund operating expenses                         1.25%/b/
 -----------------------------------------------------------------------------------------


 * Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.

 /a/       Other expenses are estimated.

 /b/To limit the class's expenses during its initial period of operations, T.
   Rowe Price is contractually obligated to bear any expenses (other than management fees and certain other portfolio level expenses) through April 30, 2004, that would cause the class's ratio of expenses to average net assets to exceed 1.30%. Expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price by the fund whenever the class's expense ratio is below 1.30%; however, no reimbursement will be made after April 30, 2006, or if it would result in the expense ratio exceeding 1.30%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the class.


   Example. The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this class with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitation currently in place is not renewed, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:

      1 year      3 years      5 years       10 years
    ----------------------------------------------------
       $127        $390         $671          $1,472
    ----------------------------------------------------




 OTHER INFORMATION ABOUT THE FUND
 ----------------------------------------------------------

 What are some of the fund's potential rewards?

   Dividends are normally a more stable and predictable component of total return than capital appreciation. While the price of a company's stock can go up or down in response to earnings or to fluctuations in the general market, dividends are usually more reliable. Stocks paying a high level of dividend income tend to be less volatile than those with below-average dividends and may hold up better in falling markets.


 What are the fund's major characteristics?

   T. Rowe Price believes that income can be a significant contributor to total return over time and expects the fund's yield to be above that of the Standard & Poor's 500 Stock Index. The fund will tend to take a "value" approach and invest in stocks and other securities that appear to be temporarily undervalued by various measures, such as price/earnings ratios.


 What is meant by a "value" investment approach?

   Value investors seek to invest in companies whose stock prices are low in relation to their real worth or future prospects. By identifying companies whose stocks are currently out of favor or misunderstood, value investors hope to realize significant appreciation as other investors recognize the stock's intrinsic value and the price rises accordingly.

   Finding undervalued stocks requires considerable research to identify the particular company, analyze its financial condition and prospects, and assess the likelihood that the stock's underlying value will be recognized by the market and reflected in its price.

   Some of the principal measures used to identify such stocks are:

  . Price/earnings ratio Dividing a stock's price by its earnings per share generates a price/earnings or P/E ratio. A stock with a P/E that is significantly below that of its peers, the market as a whole, or its own historical norm may represent an attractive opportunity.

  . Price/book value ratio Dividing a stock's price by its book value per share indicates how a stock is priced relative to the accounting (i.e., book) value of the company's assets. A ratio below the market, that of its competitors, or its own historic norm could indicate an undervalued situation.

  . Dividend yield A stock's dividend yield is found by dividing its annual dividend by its share price. A yield significantly above a stock's own historic norm or that of its peers may suggest an investment opportunity.


   . A stock selling at $10 with an annual dividend of $0.50 has a 5% yield.

  . Price/cash flow Dividing a stock's price by the company's cash flow per share, rather than by its earnings or book value, provides a more useful measure of value in some cases. A ratio below that of the market or of its peers suggests the market may be incorrectly valuing the company's cash flow for reasons that may be temporary.

  . Undervalued assets This analysis compares a company's stock price with its underlying asset values, its projected value in the private (as opposed to public) market, or its expected value if the company or parts of it were sold or liquidated.

  . Restructuring opportunities The market can react favorably to the announcement of the successful implementation of a corporate restructuring, financial reengineering, or asset redeployment. Such events can result in an increase in a com-pany's stock price. A value investor may try to anticipate these actions and invest before the market places an appropriate value on any actual or expected changes.


 What are some examples of undervalued situations?

   There are numerous situations in which a company's value may not be reflected in its stock price. For example, a company may own a substantial amount of real estate that is valued on its financial statements well below market levels. If those properties were to be sold, or if their hidden value became recognized in some other manner, the company's stock price could rise. In another example, a company's management could spin off an unprofitable division into a separate company, potentially increasing the value of the parent. Or, in the reverse, a parent company could spin off a profitable division that has not drawn the attention it deserves, potentially resulting in higher valuations for both entities.

   Sometimes new management can revitalize companies that have grown or lost their focus, eventually leading to improved profitability. Management could increase shareholder value by using excess cash flow to pay down debt, buying back outstanding shares of common stock, or raising the dividend.


 Is there other information I can review before making a decision?

   Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

 INFORMATION ABOUT ACCOUNTS IN T. ROWE PRICE FUNDS
   As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all R Class accounts.



 PRICING SHARES AND RECEIVING SALE PROCEEDS
 ----------------------------------------------------------

 How and when shares are priced

   The share price (also called "net asset value" or NAV per share) for each class of shares is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day the New York Stock Exchange is open for business. To calculate the NAV, the fund's assets are valued and totaled, liabilities are subtracted, and each class's proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Market values are used to price stocks and bonds.

   The securities of funds investing in foreign markets are usually valued on the basis of the most recent closing market prices at 4 p.m. ET. Most foreign markets close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in a fund NAV. However, if a fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund's securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. A fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.


 How your purchase, sale, or exchange price is determined

   R Class shares are intended for purchase and may be held only through various third-party intermediaries that offer employer-sponsored retirement plans, including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others. Consult your intermediary to find out about how to purchase, sell, or exchange your shares, cut-off times, and other applicable procedures for these transactions. The intermediary may charge a fee for its services.

   The fund may have an agreement with your intermediary that permits the intermediary to accept orders on behalf of the fund until 4 p.m. ET. In such cases, if your order is received by the intermediary in good form by 4 p.m. ET and transmitted to the fund and paid for in accordance with the agreement, it will be priced at the next NAV computed after the intermediary received your order.

   Note: The time at which transactions and shares are priced and the time until which orders are accepted by the fund or an intermediary may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

   How proceeds are received
   Normally, the fund transmits proceeds to intermediaries for redemption orders received in good form on either the next or third business day after receipt, depending on the arrangement with the intermediary. Under certain circumstances and when deemed to be in the fund's best interests, proceeds may not be sent for up to seven calendar days after receipt of the redemption order. You must contact your intermediary about procedures for receiving your redemption proceeds.



 USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES
 ----------------------------------------------------------

   . All net investment income and realized capital gains are distributed to shareholders.


 Dividends and Other Distributions

   Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

   No interest will accrue on amounts represented by uncashed distribution or redemption checks.

   Income dividends
  . The funds declare and pay dividends (if any) quarterly for the Equity Income
   Fund-R Class; declare daily and pay monthly for the New Income Fund-R Class; and declare and pay annually for all other R Classes.
  . A portion of fund dividends (other than New Income Fund-R Class,
   International Stock Fund-R Class, and International Growth & Income Fund-R Class) may be eligible for the 70% deduction for dividends received by corporations to the extent the funds' income consists of dividends paid by U.S. corporations.
  . The dividends of New Income Fund-R Class, International Stock Fund-R Class, and International Growth & Income Fund-R Class will not be eligible for the 70% deduction for dividends received by corporations, if, as expected, none of the funds' income consists of dividends paid by U.S. corporations.

   Capital gains payments
  . A capital gain or loss is the difference between the purchase and sale price of a security.
  . If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.


 Tax Information

   You should contact your intermediary for the tax information that will be sent to you and reported to the IRS.

   If you invest in the fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.

   If you invest in the fund through a taxable account, you need to be aware of the possible tax consequences when:

  . You sell fund shares, including an exchange from one fund to another. . The fund makes a distribution to your account.

   Taxes on fund redemptions
   When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is still a sale for tax purposes.

   Taxes on fund distributions
   The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income and long-term gains on securities held more than 12 months are taxed at a maximum rate of 20%. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. Gains and losses from the sale of foreign currencies and the foreign currency gain or loss resulting from the sale of a foreign debt security can increase or decrease an ordinary income dividend. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.

   If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.

   Tax consequences of hedging
   For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital. Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. A fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.


   . Distributions are taxable whether reinvested in additional shares or received in cash.

   Tax effect of buying shares before a capital gain or dividend distribution
   If you buy shares shortly before or on the "record date" - the date that establishes you as the person to receive the upcoming distribution - you will receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund's record date before investing. Of course, a fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.



 TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS
 ----------------------------------------------------------
 Purchase Conditions for Intermediaries

   Nonpayment
   If the fund receives a check or ACH transfer that does not clear or the payment is not received in a timely manner, your purchase may be canceled. Any losses or expenses incurred by the fund or transfer agent will be the responsibility of the intermediary. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

   U.S. dollars
   All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

 Sale (Redemption) Conditions

   Holds on immediate redemptions: 10-day hold
   If an intermediary sells shares that it just purchased and paid for by check or ACH transfer, the fund will process the redemption but will generally delay sending the proceeds for up to 10 calendar days to allow the check or transfer to clear. (The 10-day hold does not apply to purchases paid for by bank wire.)

   Redemptions over $250,000
   Large redemptions can adversely affect a portfolio manager's ability to implement a fund's investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem
   (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.


 Excessive Trading


   . T. Rowe Price may bar excessive traders from purchasing shares.

   Frequent trades or market timing in your account or accounts controlled by you can disrupt management of the fund and raise its expenses. To deter such activity, each fund has adopted the following excessive trading policy.

   You can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit or if you hold fund shares for less than 60 calendar days, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds. Systematic purchases and redemptions are exempt from this policy. Transactions accepted by intermediaries in violation of this excessive trading policy or from persons believed to be market timers are subject to rejection or cancellation by the funds.


 Signature Guarantees

   An intermediary may need to obtain a signature guarantee in certain situations and should consult its T. Rowe Price Financial Institution Services representative.

   You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

 MORE ABOUT THE FUND
 ORGANIZATION AND MANAGEMENT
 ----------------------------------------------------------

 How is the fund organized?

   The fund was organized as a Massachusetts business trust in 1985 and is a "diversified, open-end investment company," or mutual fund. Mutual funds pool money received from shareholders of each class into a single portfolio and invest it to try to achieve specified objectives. In 2000, the fund issued a separate class of shares known as the Advisor Class and in 2002 issued an additional class of shares known as the R Class.


   . Shareholders benefit from T. Rowe Price's 65 years of investment management experience.


 What is meant by "shares"?

   As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund's authorized capital stock, but share certificates are not issued.

   Each share and fractional share entitles the shareholder to:

  . Receive a proportional interest in income and capital gain distributions of the class.

   The income dividends for Equity Income Fund-R Class shares will generally differ from those of the Equity Income Fund and Equity Income Fund-Advisor Class shares to the extent that the expense ratio of the classes differ.

  . Cast one vote per share on certain fund matters, including the election of fund trustees, changes in fundamental policies, or approval of changes in the fund's management contract. Shareholders of each class have exclusive voting rights on matters affecting only that class.


 Do T. Rowe Price funds have annual shareholder meetings?

   The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
   If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

 Who runs the fund?

   General Oversight
   The fund is governed by a Board of Trustees that meets regularly to review the fund's investments, performance, expenses, and other business affairs. The Board elects the fund's officers. The majority of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price).


   . All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price - specifically by the fund's portfolio managers.

   Portfolio Management
   The fund has an Investment Advisory Committee with the following members:
   Brian C. Rogers, Chairman, Stephen W. Boesel, Arthur B. Cecil III, John D. Linehan, and William J. Stromberg. The committee chairman has day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund's investment program. Mr. Rogers has been chairman of the fund's committee since 1993. He joined T. Rowe Price in 1982 and has been managing investments since 1983.

   The Management Fee
   This fee has two parts - an "individual fund fee," which reflects a fund's particular characteristics, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the Spectrum Funds, and any institutional, index, or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.

   Group Fee Schedule
    0.334%*           First $50 billion

    0.305%            Next $30 billion

    0.300%            Next $40 billion

    0.295%            Thereafter
    -------------------------------------


   * Represents a blended group fee rate containing various break points.


   The fund's portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all the T. Rowe Price funds described previously. Based on combined T. Rowe Price fund assets of over $94 billion at December 31, 2001, the group fee was 0.32%. . The individual fund fee is 0.25%.

 Distribution, Shareholder Servicing, and Recordkeeping Fees

   Equity Income Fund-R Class has adopted a 12b-1 plan under which it pays a fee at the rate of up to 0.50% of its daily net assets per year to various intermediaries for distribution and servicing of its shares. These payments may be more or less than the costs incurred by the intermediaries. Because the fees are paid from the R Class net assets on an ongoing basis, they will increase the cost of your investment and, over time, could result in your paying more than with other types of sales charges. The R Class may also separately compensate intermediaries at a rate of up to 0.10% of daily net assets per year for various recordkeeping and transfer agent services they perform.



 UNDERSTANDING PERFORMANCE INFORMATION
 ----------------------------------------------------------
   This section should help you understand the terms used to describe fund performance.


 Total Return

   This tells you how much an investment has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

   Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.


 Cumulative Total Return

   This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.


 Average Annual Total Return

   This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, provided you held it for the entire period.

 INVESTMENT POLICIES AND PRACTICES
 ----------------------------------------------------------
   This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

   Shareholder approval is required to substantively change fund objectives and certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" which can be changed without shareholder approval. However, significant changes are discussed with shareholders in fund reports. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

   Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in hybrid instruments are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in hybrid instruments could have significantly more of an impact on a fund's share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

   Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you.


   . Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.


 Types of Portfolio Securities

   In seeking to meet its investment objective, the fund may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.

   Fundamental policy The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of its total assets would be invested in securities of a single issuer, or if more than 10% of the outstanding voting securities of the issuer would be held by the fund.

   Fund investments are primarily in common stocks (normally, at least 80% of net assets) and, to a lesser degree, other types of securities as described below.

   Common and Preferred Stocks
   Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

   Convertible Securities and Warrants
   Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

   Foreign Securities
   Investments may be made in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as ADRs and ADSs). Such investments increase a portfolio's diversification and may enhance return, but they also involve some special risks, such as exposure to potentially adverse local, political, and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value). These risks are heightened for investments in developing countries, and there is no limit on the amount of fund foreign investments that may be made in such countries.

   Operating policy Fund investments in foreign securities are limited to 25% of total assets.

   Fixed-Income Securities
   From time to time, we may invest in debt securities of any type, including municipal securities, without regard to quality or rating. Such securities would be purchased in companies, municipalities, or entities which meet the investment criteria for the fund. The price of a bond fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise.

   High-Yield, High-Risk Bonds
   The total return and yield of lower-quality (high-yield, high-risk) bonds, commonly referred to as "junk" bonds, can be expected to fluctuate more than the total return and yield of higher-quality, shorter-term bonds, but not as much as those of common stocks. Junk bonds (those rated below BBB or in default) are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

   Operating policy The fund may purchase any type of noninvestment-grade debt security (or junk bond) including those in default. The fund will not purchase this type of security if it would have more than 10% of its total assets invested in such securities. Fund investments in convertible securities are not subject to this limit.

   Hybrid Instruments
   These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under some conditions, the redemption value of such an investment could be zero.


   . Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

   Operating policy Fund investments in hybrid instruments are limited to 10% of total assets.

   Private Placements
   These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

   Operating policy Fund investments in illiquid securities are limited to 15% of net assets.


 Types of Investment Management Practices

   Reserve Position
   A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or more
   T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. The effect of taking such a position is that the fund may not achieve its investment objective. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.

   Borrowing Money and Transferring Assets
   Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

   Fundamental policy  Borrowings may not exceed 33/1//\\/3/\\% of total assets.

   Operating policy Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33/1//\\/3/\\% of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

   Futures and Options
   Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage fund exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. Call or put options may be purchased or sold on securities, financial indi ces, and foreign currencies.

   Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund's initial investment in such contracts.

   Operating policies Futures: Initial margin deposits and premiums on options used for nonhedging purposes will not exceed 5% of fund net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

   Exchange Traded Funds (ETFs)
   These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

   Managing Foreign Currency Risk
   Investors in foreign securities may attempt to "hedge" their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of "forwards"- contracts to exchange one currency for another on some future date at a specified exchange rate. However, futures, swaps, and options on these instruments may also be used. In certain circumstances, a "proxy currency" may be substituted for the currency in which the investment is denominated, a strategy known as "proxy hedging." If the fund were to engage in any of these foreign currency transactions, they would be primarily to protect a fund's foreign securities from adverse currency movements relative to the dollar. Such transactions involve the risk that anticipated currency movements will not occur, which could reduce fund total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

   Lending of Portfolio Securities
   Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities.

   Fundamental policy The value of loaned securities may not exceed 33/1//\\/3/\\% of total assets.

   Portfolio Turnover
   Turnover is an indication of frequency of trading. The fund will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. A high turnover rate may increase transaction costs, result in additional capital gain distributions, and reduce fund total return. The fund's portfolio turnover rates are shown in the Financial Highlights table.



 FINANCIAL HIGHLIGHTS
 ----------------------------------------------------------
   Equity Income Fund-R Class first issued shares on September 30, 2002, and therefore has no financial history. As a point of comparison, however, Table 3 provides historical information about the Equity Income Fund because Equity

   Income Fund-R Class has the same management program and investment portfolio. (Prior to the inception of Equity Income Fund-R Class, Equity Income Fund had one other share class known as the Advisor Class.) This information is based on a single share of the Equity Income Fund outstanding throughout each of its fiscal years.

   This table is part of the Equity Income Fund's financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). The financial statements in the annual report were audited by the fund's independent accountants, PricewaterhouseCoopers LLP.

   Had the Equity Income Fund-R Class existed during the period reflected in the table, some financial information would be different because of its higher anticipated expense ratio.

 Table 3  Financial Highlights
                                      Year ended December 31
                          1997      1998      1999      2000      2001
 --------------------------------------------------------------------------------

  Net asset value,
  beginning of period    $ 22.54   $ 26.07   $ 26.32   $ 24.81   $ 24.67
  Income From Investment Operations
  Net investment income     0.66      0.61      0.54      0.50      0.37
                         ---------------------------------------------------
  Net gains or losses
  on securities (both
  realized and              5.67      1.74      0.45      2.51     (0.02)/a/
  unrealized)
                         ---------------------------------------------------
  Total from investment
  operations                6.33      2.35      0.99      3.01      0.35
  Less Distributions
  Dividends (from net      (0.66)    (0.61)    (0.53)    (0.51)    (0.36)
  investment income)
                         ---------------------------------------------------
  Distributions (from      (2.14)    (1.49)    (1.97)    (2.64)    (1.01)
  capital gains)
                         ---------------------------------------------------
  Returns of capital          --        --        --        --        --
                         ---------------------------------------------------
  Total distributions      (2.80)    (2.10)    (2.50)    (3.15)    (1.37)
                         ---------------------------------------------------
  Net asset value,       $ 26.07   $ 26.32   $ 24.81   $ 24.67   $ 23.65
  end of period
                         ---------------------------------------------------
  Total return             28.82%     9.23%     3.82%    13.12%     1.64%
  Ratios/Supplemental Data
  Net assets, end of     $12,771   $13,495   $12,321   $10,187   $10,128
  period (in millions)
                         ---------------------------------------------------
  Ratio of expenses to      0.79%     0.77%     0.77%     0.78%     0.80%
  average net assets
                         ---------------------------------------------------
  Ratio of net income       2.67%     2.26%     1.95%     2.01%     1.53%
  to average net assets
                         ---------------------------------------------------
  Portfolio turnover        23.9%     22.6%     21.8%     21.9%     17.3%
  rate
 --------------------------------------------------------------------------------


 /a/The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

 INVESTING WITH T. ROWE PRICE
 ACCOUNT REQUIREMENTS AND TRANSACTION INFORMATION
 ----------------------------------------------------------
Tax Identification
Number
The intermediary must provide us with its certified Social Security or tax identification number (TIN). Otherwise, federal law requires the funds to withhold a percentage (currently 30%) of dividends, capital gain distributions, and redemptions, and may subject the intermediary or account holder to an IRS fine. If this information is not received within 60 days after the account is established, the account may be redeemed at the fund's NAV on the redemption date.

The information in
this section is for use
by intermediaries only. Shareholders should contact their intermediary for information regarding the intermediary's policies on purchasing, exchanging, and redeeming fund shares as well as initial and subsequent investment minimums.
All initial and subsequent investments by intermediaries must be made by bank wire.

Opening a New Account
$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts

Intermediaries should call Financial Institution Services for an account number and assignment to a dedicated service representative and give the following wire information to their bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

Complete a New Account Form and mail it to one of the appropriate addresses listed below. Intermediaries must also enter into a separate agreement with the fund or its agent.

via U.S. Postal Service
T. Rowe Price Financial Institution Services
P.O. Box 17603
Baltimore, MD 21297-1603
via private carriers/overnight services
T. Rowe Price Financial Institution Services
Mail Code: OM-17603
4515 Painters Mill Road
Owings Mills, MD 21117-4842



 PURCHASING ADDITIONAL SHARES
 ----------------------------------------------------------
$100 minimum additional purchase; $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts

By Wire
Intermediaries should call Financial Institution Services or use the wire instructions listed in Opening a New Account.



 EXCHANGING AND REDEEMING SHARES
 ----------------------------------------------------------
Exchange Service
You can move money from one account to an existing identically registered account or open a new identically registered account. Intermediaries should call their Financial Institution Services representative.

Redemptions
Unless otherwise indicated, redemption proceeds will be wired to the intermediary's designated bank. Intermediaries should contact their Financial Institution Services representative.



 RIGHTS RESERVED BY THE FUNDS
 ----------------------------------------------------------
T. Rowe Price funds and their agents reserve the following rights: (1) to refuse any purchase or exchange order; (2) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the intermediary within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (3) to cease offering fund shares at any time to all or certain groups of investors;
(4) to freeze any account
and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (5) to otherwise modify the conditions of purchase and any services at any time; and (6) to act on instructions reasonably believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund's management.

 T. ROWE PRICE PRIVACY POLICY
 ----------------------------------------------------------
 In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

 You may provide information when communicating or transacting with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

 We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with whom we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies' use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

 We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

 This Privacy Policy applies to the following T. Rowe Price family of companies:
 T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202
A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager's recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your intermediary.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.
                                                      1940 Act File No. 811-4400
                                                                E471-040 9/30/02

  STATEMENT OF ADDITIONAL INFORMATION

   The date of this Statement of Additional Information is May 1, 2002, revised to September 30, 2002.


         T. ROWE PRICE BALANCED FUND, INC.
         T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.
              T. Rowe Price Blue Chip Growth Fund-Advisor Class

             T. Rowe Price Blue Chip Growth Fund-R Class

         T. ROWE PRICE CAPITAL APPRECIATION FUND
         T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.
         T. ROWE PRICE DEVELOPING TECHNOLOGIES FUND, INC.
         T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND, INC.
         T. ROWE PRICE DIVIDEND GROWTH FUND, INC.
         T. ROWE PRICE EQUITY INCOME FUND
              T. Rowe Price Equity Income Fund-Advisor Class

              T. Rowe Price Equity Income Fund-R Class

         T. ROWE PRICE FINANCIAL SERVICES FUND, INC.
         T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.
         T. ROWE PRICE GROWTH & INCOME FUND, INC.
         T. ROWE PRICE GROWTH STOCK FUND, INC.
              T. Rowe Price Growth Stock Fund-Advisor Class
              T. Rowe Price Growth Stock Fund-R Class
         T. ROWE PRICE HEALTH SCIENCES FUND, INC.
         T. ROWE PRICE INDEX TRUST, INC.
              T. Rowe Price Equity Index 500 Fund
              T. Rowe Price Extended Equity Market Index Fund
              T. Rowe Price Total Equity Market Index Fund
         T. ROWE PRICE INSTITUTIONAL EQUITY FUNDS, INC.
              T. Rowe Price Institutional Large-Cap Growth Fund
              T. Rowe Price Institutional Large-Cap Value Fund
              T. Rowe Price Institutional Mid-Cap Equity Growth Fund
              T. Rowe Price Institutional Small-Cap Stock Fund
         T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.
         T. ROWE PRICE MID-CAP GROWTH FUND, INC.
              T. Rowe Price Mid-Cap Growth Fund-Advisor Class
              T. Rowe Price Mid-Cap Growth Fund-R Class
         T. ROWE PRICE MID-CAP VALUE FUND, INC.
              T. Rowe Price Mid-Cap Value Fund-Advisor Class
              T. Rowe Price Mid-Cap Value Fund-R Class
         T. ROWE PRICE NEW AMERICA GROWTH FUND
         T. ROWE PRICE NEW ERA FUND, INC.
         T. ROWE PRICE NEW HORIZONS FUND, INC.
         T. ROWE PRICE REAL ESTATE FUND, INC.
         T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.
              T. Rowe Price Science & Technology Fund-Advisor Class
         T. ROWE PRICE SMALL-CAP STOCK FUND, INC.
              T. Rowe Price Small-Cap Stock Fund-Advisor Class



                                                             C20-043 9/30/02

         T. ROWE PRICE SMALL-CAP VALUE FUND, INC.
              T. Rowe Price Small-Cap Value Fund-Advisor Class
                                       and
         T. ROWE PRICE VALUE FUND, INC.
              T. Rowe Price Value Fund-Advisor Class
 -------------------------------------------------------------------------------

   Mailing Address:
   T. Rowe Price Investment Services, Inc.
   100 East Pratt Street
   Baltimore, Maryland 21202
   1-800-638-5660

   Throughout this Statement of Additional Information, "the fund" is intended to refer to each fund listed on the cover page, unless otherwise indicated.

   For convenience, the term "director" is used to refer to both directors of funds that are corporations and to trustees of funds that are Massachusetts business trusts.


   This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate fund prospectus dated May 1, 2002 (or September 30, 2002 for the Blue Chip Growth Fund-R Class, Equity Income Fund-R Class, Growth Stock Fund-R Class, Mid-Cap Growth Fund-R Class, Mid-Cap Value Fund-Advisor Class, and Mid-Cap Value Fund-R Class, which may be obtained from T. Rowe Price Investment Services, Inc. ("Investment Services").

   Each fund's (other than the Blue Chip Growth Fund-R Class, Equity Income Fund-R Class, Growth Stock Fund-R Class, Mid-Cap Growth Fund-R Class, Mid-Cap Value Fund-Advisor Class, and Mid-Cap Value Fund-R Class) financial statements for the fiscal period ended December 31, 2001, and the report of independent accountants are included in each fund's Annual Report and incorporated by reference into this Statement of Additional Information. Each fund's (other than the Blue Chip Growth Fund-R Class, Equity Income Fund-R Class, Growth Stock Fund-R Class, Mid-Cap Growth Fund-R Class, Mid-Cap Value Fund-Advisor Class, and Mid-Cap Value Fund-R Class's) unaudited Semiannual Report for the six months ended June 30, 2002, are also incorporated by reference into this Statement of Additional Information.


   If you would like a prospectus or an annual or semiannual shareholder report for a fund of which you are not a shareholder, please call 1-800-638-5660 and they will be sent to you at no charge. Please read them carefully.

                              TABLE OF CONTENTS
                              -----------------
                              Page                                       Page
                              ----                                       ----
Capital Stock                   84       Legal Counsel                       86
------------------------------------     --------------------------------------
Code of Ethics                  71       Management of the Funds             31
------------------------------------     --------------------------------------
Custodian                       70       Net Asset Value per Share           79
------------------------------------     --------------------------------------
Distributor for the Funds       69       Organization of the Funds           85
------------------------------------     --------------------------------------
Dividends and Distributions     79       Portfolio Management Practices      15
------------------------------------     --------------------------------------
Federal Registration of         86       Portfolio Transactions              71
Shares
------------------------------------     --------------------------------------
Independent Accountants         86       Pricing of Securities               78
------------------------------------     --------------------------------------
Investment Management           60       Principal Holders of                58
Services                                 Securities
------------------------------------     --------------------------------------
Investment Objectives and        3       Ratings of Corporate Debt           96
Policies                                 Securities
------------------------------------     --------------------------------------
Investment Performance          80       Risk Factors                         3
------------------------------------     --------------------------------------
Investment Program               7       Services by Outside Parties         68
------------------------------------     --------------------------------------
Investment Restrictions         28       Tax Status                          79
------------------------------------     --------------------------------------






 INVESTMENT OBJECTIVES AND POLICIES
 -------------------------------------------------------------------------------
   The following information supplements the discussion of each fund's investment objectives and policies discussed in each fund's prospectus.

   Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. Each fund's operating policies are subject to change by each Board of Directors without shareholder approval. However, shareholders will be notified of a material change in an operating policy. Each fund's fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented. References to the following are as indicated:

                  Investment Company Act of 1940 ("1940 Act")
                  Securities and Exchange Commission ("SEC")
                  T. Rowe Price Associates, Inc. ("T. Rowe Price") Moody's Investors Service, Inc. ("Moody's") Standard & Poor's Corporation ("S&P")
                  Internal Revenue Code of 1986 ("Code")
                  T. Rowe Price International, Inc. ("T. Rowe Price International")



 RISK FACTORS
 -------------------------------------------------------------------------------
   Reference is also made to the sections entitled "Investment Program" and "Portfolio Management Practices" for discussions of the risks associated with the investments and practices described therein as they apply to the fund.

   Because of its investment policy, the fund may or may not be suitable or appropriate for any particular investor. The fund is not a money market fund and is not an appropriate investment for those whose primary objective is principal stability. The fund will normally have substantially all  (for the

   Balanced Fund 50-70% and for the Capital Appreciation Fund at least 50%) of its assets in equity securities (e.g., common stocks). This portion of the fund's assets will be subject to all of the risks of investing in the stock market. There is risk in every investment. The value of the portfolio securities of the fund will fluctuate based upon market conditions. Although the fund seeks to reduce risk by investing in a diversified portfolio, such diversification does not eliminate all risk. There can, of course, be no assurance that the fund will achieve its investment objective.

   Foreign securities (All funds other than Equity Index 500, Extended Equity Market, and Total Equity Market
   Index Funds)
   The fund may invest in U.S. dollar-denominated and non-U.S.
   dollar-denominated securities of foreign issuers.

  . Risk Factors of Foreign Investing There are special risks in foreign investing. Certain of these risks are inherent in any mutual fund while others relate more to the countries in which the fund will invest. Many of the risks are more pronounced for investments in developing or emerging market countries, such as many of the countries of Asia, Latin America, Eastern Europe, Russia, Africa, and the Middle East. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a per capita gross national product of less than $8,000.

  . Political and Economic Factors Individual foreign economies of some countries differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. The internal politics of some foreign countries are not as stable as in the United States. For example, in 1991, the existing government in Thailand was overthrown in a military coup. In 1994-1995, the Mexican peso plunged in value, setting off a severe crisis in the Mexican economy. Asia is still coming to terms with its own crisis and recessionary conditions sparked by widespread currency weakness in late 1997. In 1998, there was substantial turmoil in markets throughout the world. In 1999, the democratically elected government of Pakistan was overthrown by a military coup. The Russian government also defaulted on all its domestic debt. In addition, significant external political risks currently affect some foreign countries. Both Taiwan and China still claim sovereignty of one another and there is a demilitarized border and hostile relations between North and South Korea. In 2001, Argentina defaulted on its foreign-owned debt and had the peso devalued, resulting in the resignation of its president and deadly riots in December in response to government-mandated austerity measures.

   Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

  . Currency Fluctuations The fund invests in securities denominated in various currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the fund's assets denominated in that currency. Such changes will also affect the fund's income. Generally, when a given currency appreciates against the dollar (the dollar weakens), the value of the fund's securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens), the value of the fund's securities denominated in that currency would be expected to decline.

  . Investment and Repatriation Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and at times preclude investment in certain of such countries and increase the cost and expenses of the fund. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the fund invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. For example, capital invested in Chile normally cannot be repatriated for one year. In 1998, the government of Malaysia imposed currency controls which effectively made it impossible for foreign investors to convert Malaysian ringgits to foreign currencies.

  . Market Characteristics It is contemplated that most foreign securities will be purchased in over-the-counter markets or on securities exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Investments in certain markets may be made through American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") traded in the United States or on foreign exchanges. Foreign securities markets are generally not as developed or efficient as, and more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the fund's portfolio securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on United States exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the fund.

  . Investment Funds The fund may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. The fund's investment in these funds is subject to the provisions of the 1940 Act. If the fund invests in such investment funds, the fund's shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of the investment manager), but also will indirectly bear similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

  . Information and Supervision There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to United States companies. It also is often more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities.

  . Taxes The dividends and interest payable on certain of the fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the fund's shareholders.

  . Other With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the fund, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

  . Eastern Europe and Russia Changes occurring in Eastern Europe and Russia today could have long-term potential consequences. As restrictions fall, this could result in rising standards of living, lower manufacturing costs, growing consumer spending, and substantial economic growth. However, investment in most countries of Eastern Europe and Russia is highly speculative at this time. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. In many of the countries of Eastern Europe and Russia, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property. In addition, these countries may have national policies which restrict investments in companies deemed sensitive to the country's national interest. Further, the governments in such countries may require governmental or quasi-governmental authorities to act as custodian of the fund's assets invested in such countries, and these authorities may not qualify as a foreign custodian under the 1940 Act and exemptive relief from such Act may be required. All of these considerations are among the factors which result in significant risks and uncertainties when investing in Eastern Europe and Russia.

  . Latin America

   Inflation Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

   Political Instability The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

   Foreign Currency Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the Mexican peso lost more than one-third of its value relative to the dollar. In 1999, the Brazilian real lost 30% of its value against the U.S. dollar. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the fund to engage in foreign currency transactions designed to protect the value of the fund's interests in securities denominated in such currencies.

   Sovereign Debt A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

  . Japan

   Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist. Japan also has one of the world's highest population densities. A significant percentage of the total population of Japan is concentrated in the metropolitan areas of Tokyo, Osaka, and Nagoya.

   Economy The Japanese economy languished for much of the last decade. Lack of effective governmental action in the areas of tax reform to reduce high tax rates, banking regulation to address enormous amounts of bad debt, and economic reforms to attempt to stimulate spending are among the factors cited as possible causes of Japan's economic problems. The yen has had a history of unpredictable and volatile movements against the dollar; a weakening yen hurts U.S. investors holding yen-denominated securities. Finally, the Japanese stock market has experienced wild swings in value and has often been considered significantly overvalued.

   Energy Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.

   Foreign Trade Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools, and semiconductors and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the U.S. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.



 INVESTMENT PROGRAM
 -------------------------------------------------------------------------------

                               Types of Securities

   Set forth below is additional information about certain of the investments described in each fund's prospectus.


                               Hybrid Instruments

   Hybrid instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter "hybrid instruments"). Generally, a hybrid instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively "underlying assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

   Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

   The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply of and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

   Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

   Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

   Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

   The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the fund. Accordingly, the fund will limit its investments in hybrid instruments to 10% of total assets. However, because of their volatility, it is possible that the fund's investment in hybrid instruments will account for more than 10% of the fund's return (positive or negative).


                        Illiquid or Restricted Securities

   Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the fund's Board of Directors. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the fund should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities, the fund will take appropriate steps to protect liquidity.

   Notwithstanding the above, the fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. T. Rowe Price, under the supervision of the fund's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, T. Rowe Price will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security.

   In addition, T. Rowe Price could consider the following: (1) frequency of trades and quotes; (2) number of dealers and potential purchasers; (3) dealer undertakings to make a market; and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


                                    Warrants

   The fund may acquire warrants. Warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.


                                 Debt Securities

   Balanced, Blue Chip Growth, Capital Appreciation, Capital Opportunity, Dividend Growth, Equity Income, Financial Services, Global Technology, Growth & Income, Health Sciences, Institutional Large-Cap Value, Institutional Small-Cap Stock, Media & Telecommunications, Mid-Cap Value, New Era, Real Estate, Small-Cap Stock, Small-Cap Value, and Value Funds

   Debt Obligations Although a majority of the fund's assets are invested in common stocks, the fund may invest in convertible securities, corporate and government debt securities, and preferred stocks which hold the prospect of contributing to the achievement of the fund's objectives. Yields on short-, intermediate-, and long-term securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the credit quality and rating of the issuer. Debt securities with longer maturities tend to have higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of the fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the debt securities in which the fund invests to meet their obligations for the payment of interest and principal when due. The fund's investment program permits it to purchase below investment-grade securities. Since investors generally perceive that there are greater risks associated with investment in lower-quality securities, the yields from such securities normally exceed those obtainable from higher-quality securities. However, the principal value of lower-rated securities generally will fluctuate more widely than higher-quality securities. Lower-quality investments entail a higher risk of default-the nonpayment of interest or principal by the issuer-than higher-quality investments. Such securities are also subject to special risks, discussed below. Although the fund seeks to reduce risk by portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets, such efforts will not eliminate all risk. There can, of course, be no assurance that the fund will achieve its investment objective.

   After purchase by the fund, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither event will require a sale of such security by the fund. However, T. Rowe Price will consider such events in its determination of whether the fund should continue to hold the security. To the extent that the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus.

   Special Risks of High-Yield Investing The fund may invest in low-quality bonds commonly referred to as "junk bonds." Junk bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in low- and lower-medium-quality bonds involves greater investment risk, to the extent the fund invests in such bonds, achievement of its investment objective will be more dependent on T. Rowe Price's credit analysis than would be the case if the fund was investing in higher-quality bonds. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. A projection of an economic downturn, or higher interest rates, for example, could cause a decline in high-yield bond prices because the advent of such events could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. In addition, the secondary trading market for high-yield bonds may be less liquid than the market for higher-grade bonds, which can adversely affect the ability of a fund to dispose of its portfolio securities. Bonds for which there is only a "thin" market can be more difficult to value inasmuch as objective pricing data may be less available and judgment may play a greater role in the valuation process.

   Fixed-income securities in which the fund may invest include, but are not limited to, those described below.

  . U.S. Government Obligations Bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in the length of their maturities.

  . U.S. Government Agency Securities  Issued or guaranteed by U.S.
   government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association ("Fannie Mae" or "FNMA"), Government National Mortgage Association ("Ginnie Mae" or "GNMA"), Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

  . Bank Obligations Certificates of deposit, banker's acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The fund may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

  . Short-Term Corporate Debt Securities Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

  . Commercial Paper and Commercial Notes Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates and may contain options, exercisable by either the buyer or the seller, that extend or shorten the maturity of the note.

  . Foreign Government Securities Issued or guaranteed by a foreign government, province, instrumentality, political subdivision, or similar unit thereof.

  . Savings and Loan Obligations Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

  . Supranational Agencies Securities of certain supranational entities, such as the International Development Bank.


             When-Issued Securities and Forward Commitment Contracts

   The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the fund to the issuer and no interest accrues to the fund. The purchase of these securities will result in a loss if their values decline prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The fund will cover these securities by maintaining cash, liquid, high-grade debt securities, or other suitable cover as permitted by the SEC with its custodian bank equal in value to commitments for them during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the fund (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

   To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund's net asset value than if the fund did not purchase them.


                           Mortgage-Related Securities

   Balanced Fund

   Mortgage-related securities in which the fund may invest include, but are not limited to, those described below.

  . Mortgage-Backed Securities Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year fixed rate, graduated payment, and 15-year. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the fund. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities' weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the fund. This principal is returned to the fund at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

  . U.S. Government Agency Mortgage-Backed Securities These are obligations issued or guaranteed by the United States government or one of its agencies or instrumentalities, such as GNMA, FNMA, the Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"), and the Federal Agricultural Mortgage Corporation ("Farmer Mac" or "FAMC"). FNMA, FHLMC, and FAMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but they are supported by the instrumentality's right to borrow from the United States Treasury. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. Each of GNMA, FNMA, FHLMC, and FAMC guarantees timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions.

  . Ginnie Mae Certificates Ginnie Mae is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veterans Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the United States Treasury with no limitations as to amount.

  . Fannie Mae Certificates Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. FNMA Certificates represent a pro-rata interest in a group of mortgage loans purchased by Fannie Mae. FNMA guarantees the timely payment of principal and interest on the securities it issues. The obligations of FNMA are not backed by the full faith and credit of the U.S. government.

  . Freddie Mac Certificates Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended ("FHLMC Act"). Freddie Mac Certificates represent a pro-rata interest in a group of mortgage loans purchased by Freddie Mac. Freddie Mac guarantees timely payment of interest and principal on certain securities it issues and timely payment of interest and eventual payment of principal on other securities it issues. The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

  . Farmer Mac Certificates Farmer Mac is a federally chartered instrumentality of the United States established by Title VIII of the Farm Credit Act of 1971, as amended ("Charter Act"). Farmer Mac was chartered primarily to attract new capital for financing of agricultural real estate by making a secondary market in certain qualified agricultural real estate loans. Farmer Mac provides guarantees of timely payment of principal and interest on securities representing interests in, or obligations backed by, pools of mortgages secured by first liens on agricultural real estate. Similar to Fannie Mae and Freddie Mac, Farmer Mac Certificates are not supported by the full faith and credit of the U.S. government; rather, Farmer Mac may borrow from the U.S. Treasury to meet its guaranty obligations.

   As discussed above, prepayments on the underlying mortgages and their effect upon the rate of return of a mortgage-backed security is the principal investment risk for a purchaser of such securities, like the fund. Over time, any pool of mortgages will experience prepayments due to a variety of factors, including (1) sales of the underlying homes (including foreclosures), (2) refinancings of the underlying mortgages, and (3) increased amortization by the mortgagee. These factors, in turn, depend upon general economic factors, such as level of interest rates and economic growth. Thus, investors normally expect prepayment rates to increase during periods of strong economic growth or declining interest rates, and to decrease in recessions and rising interest rate environments. Accordingly, the life of the mortgage-backed security is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular mortgage-backed security, but FHA statistics indicate that 25- to 30-year single family dwelling mortgages have an average life of approximately 12 years. The majority of Ginnie Mae Certificates are backed by mortgages of this type, and, accordingly, the generally accepted practice treats Ginnie Mae Certificates as 30-year securities which prepay in full in the 12th year. FNMA and Freddie Mac Certificates may have differing prepayment characteristics.

   Fixed-rate mortgage-backed securities bear a stated "coupon rate" which represents the effective mortgage rate at the time of issuance, less certain fees to GNMA, FNMA, and FHLMC for providing the guarantee, and the issuer for assembling the pool and for passing through monthly payments of interest and principal.

   Payments to holders of mortgage-backed securities consist of the monthly distributions of interest and principal less the applicable fees. The actual yield to be earned by a holder of mortgage-backed securities is calculated by dividing interest payments by the purchase price paid for the mortgage-backed securities (which may be at a premium or a discount from the face value of the certificate).

   Monthly distributions of interest, as contrasted to semiannual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on mortgage-backed securities. Because of the variation in the life of the pools of mortgages which back various mortgage-backed securities, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of mortgage-backed securities will differ significantly from the yield estimated by using an assumption of a certain life for each mortgage-backed security included in such a portfolio as described above.

  . Collateralized Mortgage Obligations ("CMOs") CMOs are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under such a CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives.

   In recent years, new types of CMO tranches have evolved. These include floating-rate CMOs, planned amortization classes, accrual bonds, and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

   The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the deal (priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

  . U.S. Government Agency Multi-Class Pass-Through Securities Unlike CMOs, U.S.
   Government Agency Multi-Class Pass-Through Securities, which include FNMA Guaranteed REMIC Pass-Through Certificates and FHLMC Multi-Class Mortgage Participation Certificates, are ownership interests in a pool of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities.

  . Multi-Class Residential Mortgage Securities Such securities represent interests in pools of mortgage loans to residential home buyers made by commercial banks, savings and loan associations, or other financial institutions. Unlike GNMA, FNMA, and FHLMC securities, the payment of principal and interest on Multi-Class Residential Mortgage Securities is not guaranteed by the U.S. government or any of its agencies. Accordingly, yields on Multi-Class Residential Mortgage Securities have been historically higher than the yields on U.S. government mortgage securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government or its agencies. Additionally, pools of such securities may be divided into senior or subordinated segments. Although subordinated mortgage securities may have a higher yield than senior mortgage securities, the risk of loss of principal is greater because losses on the underlying mortgage loans must be borne by persons holding subordinated securities before those holding senior mortgage securities.

  . Privately Issued Mortgage-Backed Certificates These are pass-through certificates issued by nongovernmental issuers. Pools of conventional residential or commercial mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurance, or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the fund's quality standards. The fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the fund's quality standards.

  . Stripped Mortgage-Backed Securities These instruments are a type of potentially high-risk derivative. They represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. Interest only securities ("IOs") receive the interest portion of the cash flow while principal only securities ("POs") receive the principal portion. IOs and POs are usually structured as tranches of a CMO. Stripped Mortgage-Backed Securities may be issued by U.S. government agencies or by private issuers similar to those described above with respect to CMOs and privately issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the fund.

   The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the case of IOs, prepayments affect the amount, but not the timing, of cash flows provided to the investor. In contrast, prepayments on the mortgage pool affect the timing, but not the amount, of cash flows received by investors in POs. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to fully recoup his/her initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

   The staff of the SEC has advised the fund that it believes the fund should treat IOs and POs, other than government-issued IOs or POs backed by fixed-rate mortgages, as illiquid securities and, accordingly, limit its investments in such securities, together with all other illiquid securities, to 15% of the fund's net assets. Under the staff's position, the determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made on a case by case basis under guidelines and standards established by the fund's Board of Directors/Trustees. The fund's Board of Directors/Trustees has delegated to
   T. Rowe Price the authority to determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue's structure, including the number of tranches; and size of the issue and the number of dealers who make a market in the IO or PO.


                             Asset-Backed Securities

   The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.

   Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool.

   Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof directly bear the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

   Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card, or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.


                            Real Estate and REIT Risk

   Primarily Real Estate Fund (but also any other fund investing in REITs) Investors in the fund may experience many of the same risks involved with investing in real estate directly. These risks include: declines in real estate values, risks related to local or general economic conditions, particularly lack of demand, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, heavy cash flow dependency, possible lack of availability of mortgage funds, obsolescence, losses due to natural disasters, condemnation of properties, regulatory limitations on rents and fluctuations in rental income, variations in market rental rates, and possible environmental liabilities. Real Estate Investment Trusts ("REITs") may own real estate properties (Equity REITs) and be subject to these risks directly, or may make or purchase mortgages (Mortgage REITs) and be subject to these risks indirectly through underlying construction, development, and long-term mortgage loans that may default or have payment problems.

   Equity REITs can be affected by rising interest rates that may cause investors to demand a high annual yield from future distributions which, in turn, could decrease the market prices for the REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Since many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which the fund invests to decline.

   Mortgage REITs may hold mortgages that the mortgagors elect to prepay during periods of declining interest rates, which may diminish the yield on such REITs. In addition, borrowers may not be able to repay mortgages when due, which could have a negative effect on the fund.

   Some REITs have relatively small market capitalizations which could increase their volatility. REITs tend to be dependent upon specialized management skills and have limited diversification so they are subject to risks inherent in operating and financing a limited number of properties. In addition, when the fund invests in REITs, a shareholder will bear his proportionate share of fund expenses and indirectly bear similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders. In addition, both Equity and Mortgage REITs are subject to the risks of failing to qualify for tax-free status of income under the Code or failing to maintain exemption from the 1940 Act.



 PORTFOLIO MANAGEMENT PRACTICES
 -------------------------------------------------------------------------------

                         Lending of Portfolio Securities

   Securities loans are made to broker-dealers, institutional investors, or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under its investment program. The collateral, in turn, is invested in short-term securities. While the securities are being lent, the fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the fund employs an agent to implement its securities lending program and the agent receives a fee from the fund for its services. The fund has a right to call each loan and obtain the securities, within such period of time which coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The fund will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by T. Rowe Price to be of good standing and will not be made unless, in the judgment of T. Rowe Price, the consideration to be earned from such loans would justify the risk. Additionally, the fund bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.


                         Interfund Borrowing and Lending

   The fund is a party to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits it to borrow money from and/or lend money to other funds in the T. Rowe Price complex ("Price Funds"). All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of Directors of the Price Funds.


                              Repurchase Agreements

   The fund may enter into a repurchase agreement through which an investor (such as the fund) purchases a security (known as the "underlying security") from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price's approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be treated as illiquid securities. The fund will only enter into repurchase agreements where (1) the underlying securities are of the type (excluding maturity limitations) which the fund's investment guidelines would allow it to purchase directly, (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.


                          Reverse Repurchase Agreements

   Although the fund has no current intention of engaging in reverse repurchase agreements, the fund reserves the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a fund is the seller of, rather than the investor in, securities, and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the fund, subject to Investment Restriction (1). (See "Investment Restrictions.")


                              Money Market Reserves

   It is expected that the fund will invest its cash reserves primarily in one or more money market funds established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe . Price. Currently, two such money market funds are in operation: T. Rowe Price Reserve Investment Fund

   ("RIF") and T. Rowe Price Government Reserve Investment Fund ("GRF"), each a series of the T. Rowe Price Reserve Investment Funds, Inc. . Additional series may be created in the future. These funds were created and operate under an Exemptive Order issued by the SEC (Investment Company Act Release No. IC-22770, July 29, 1997).

   Both funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRF invests primarily in a portfolio of U.S. government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.

   The RIF and GRF provide a very efficient means of managing the cash reserves of the fund. While neither RIF nor GRF pays an advisory fee to the Investment Manager, they will incur other expenses. However, the RIF and GRF are expected by T. Rowe Price to operate at very low expense ratios. The fund will only invest in RIF or GRF to the extent it is consistent with its objective and program.

   Neither fund is insured or guaranteed by the FDIC or any other government agency. Although the funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in them.

   All funds except Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds


                                     Options

   Options are a type of potentially high-risk derivative.


                          Writing Covered Call Options

   The fund may write (sell) American or European style "covered" call options and purchase options to close out options previously written by the fund. In writing covered call options, the fund expects to generate additional premium income which should serve to enhance the fund's total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in T. Rowe Price's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the fund.

   A call option gives the holder (buyer) the right to purchase, and the writer (seller) has the obligation to sell, a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

   The fund generally will write only covered call options. This means that the fund will either own the security or currency subject to the option or an option to purchase the same underlying security or currency having an exercise price equal to or less than the exercise price of the "covered" option. From time to time, the fund will write a call option that is not covered as indicated above but where the fund will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as permitted by the SEC having a value equal to the fluctuating market value of the optioned securities or currencies. While such an option would be "covered" with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the fund to the risks of writing uncovered options.

   Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the fund generally will not do), but capable of enhancing the fund's total return. When writing a covered call option, a fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the fund has written expires, the fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the fund will realize a gain or loss from the sale of the underlying security or currency. The fund does not consider a security or currency covered by a call to be "pledged" as that term is used in the fund's policy which limits the pledging or mortgaging of its assets. If the fund writes an uncovered option as described above, it will bear the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the fund's loss could be significant.

   The premium received is the market value of an option. The premium the fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, T. Rowe Price, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the fund for writing covered call options will be recorded as a liability of the fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

   Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the fund will be able to effect such closing transactions at favorable prices. If the fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

   Call options written by the fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

   The fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the fund.

   The fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering written call or put options exceeds 25% of the market value of the fund's total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased calls and puts on identical securities or currencies with identical maturity dates.


                           Writing Covered Put Options

   The fund may write American or European style covered put options and purchase options to close out options previously written by the fund. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment to the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

   The fund would write put options only on a covered basis. This means that the fund would maintain in a segregated account cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as determined by the SEC, in an amount not less than the exercise price. Alternatively, the fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.)

   The fund would generally write covered put options in circumstances where T. Rowe Price wishes to purchase the underlying security or currency for the fund's portfolio at a price lower than the current market price of the security or currency. In such event the fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the fund. In addition, the fund, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

   The fund will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the fund's total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased puts and calls on identical securities or currencies with identical maturity dates.

   The premium received by the fund for writing covered put options will be recorded as a liability of the fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the mean of the closing bid and ask prices.


                             Purchasing Put Options

   The fund may purchase American or European style put options. As the holder of a put option, the fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided next.

   The fund may purchase a put option on an underlying security or currency (a "protective put") owned by the fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

   The fund may also purchase put options at a time when the fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

   The fund will not commit more than 5% of its assets to premiums when purchasing put and call options. The premium paid by the fund when purchasing a put option will be recorded as an asset of the fund in the portfolio of investments. This asset will be adjusted daily to the option's current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.


                             Purchasing Call Options

   The fund may purchase American or European style call options. As the holder of a call option, the fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided next.

   Call options may be purchased by the fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

   The fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

   The fund will not commit more than 5% of its assets to premiums when purchasing call and put options. The premium paid by the fund when purchasing a call option will be recorded as an asset of the fund in the portfolio of investments. This asset will be adjusted daily to the option's current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices.


                        Dealer (Over-the-Counter) Options

   The fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the fund would look to a clearing corporation to exercise exchange-traded options, if the fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the fund as well as loss of the expected benefit of the transaction.

   Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the fund originally wrote the option. While the fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the fund, there can be no assurance that the fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the counter party, the fund may be unable to liquidate a dealer option. With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to the fund. For example, since the fund must maintain a secured position with respect to any call option on a security it writes, the fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair a fund's ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

   The staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The fund may treat the cover used for written Over-the-Counter ("OTC") options as liquid if the dealer agrees that the fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.

   Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds


                                     Options

   Options are a type of potentially high-risk derivative.

   The only option activity the funds currently may engage in is the purchase of S&P 500 call options for the Equity Index 500 Fund, or the purchases of call options on any indices that may be consistent with the investment programs for the Extended Equity Market Index and Total Equity Market Index Funds. Such activity is subject to the same risks described above under "Purchasing Call Options." However, the funds reserve the right to engage in other options activity.

   All funds


                                Futures Contracts

   Futures contracts are a type of potentially high-risk derivative.

   Transactions in Futures

   The fund may enter into futures contracts including stock index, interest rate, and currency futures ("futures" or "futures contracts").

   The New Era Fund may also enter into futures contracts on commodities related to the types of companies in which it invests, such as oil and gold futures. The Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds may only enter into stock index futures which are appropriate for their investment programs to provide an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. They will not use futures for hedging purposes. Otherwise the nature of such futures and the regulatory limitations and risks to which they are subject are the same as those described below.

   Stock index futures contracts may be used to provide a hedge for a portion of the fund's portfolio, as a cash management tool, or as an efficient way for
   T. Rowe Price to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The fund may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the fund's portfolio successfully, the fund must sell futures contracts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the fund's portfolio securities.

   Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the fund. In this regard, the fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

   The fund will enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the fund's objectives in these areas.

   Regulatory Limitations
   If the fund purchases or sells futures contracts or related options which do not qualify as bona fide hedging under applicable CFTC rules, the aggregate initial margin deposits and premium required to establish those positions cannot exceed 5% of the liquidation value of the fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy, options on futures contracts and foreign currency options traded on a commodities exchange will be considered "related options." This policy may be modified by the Board of Directors without a shareholder vote and does not limit the percentage of the fund's assets at risk to 5%.

   In instances involving the purchase of futures contracts or the writing of call or put options thereon by the fund, an amount of cash, liquid assets, or other suitable cover as permitted by the SEC, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the fund to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a fund's assets to cover or identified accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

   If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the fund would comply with such new restrictions.

   Trading in Futures Contracts
   A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

   Unlike when the fund purchases or sells a security, no price would be paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the fund's open positions in futures contracts, the fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or liquid assets known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

   Financial futures are valued daily at closing settlement prices. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require a payment by the fund ("variation margin") to restore the margin account to the amount of the initial margin.

   Subsequent payments ("mark-to-market payments") to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable. If the value of the open futures position increases in the case of a sale or decreases in the case of a purchase, the fund will pay the amount of the daily change in value to the broker. However, if the value of the open futures position decreases in the case of a sale or increases in the case of a purchase, the broker will pay the amount of the daily change in value to the fund.

   Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits on the futures contract.

   For example, the S&P 500 Stock Index is made up of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of futures contracts on the S&P 500 Index, the contracts are to buy or sell 250 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash occurs. Over the life of the contract, the gain or loss realized by the fund will equal the difference between the purchase (or sale) price of the contract and the price at which the contract is terminated. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).


               Special Risks of Transactions in Futures Contracts

  . Volatility and Leverage The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

   Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

   Margin deposits required on futures trading are low. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

  . Liquidity The fund may elect to close some or all of its futures positions at any time prior to their expiration. The fund would do so to reduce exposure represented by long futures positions or short futures positions. The fund may close its positions by taking opposite positions which would operate to terminate the fund's position in the futures contracts. Final determinations of mark-to-market payments would then be made, additional cash would be required to be paid by or released to the fund, and the fund would realize a loss or a gain.

   Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the fund would continue to be required to make daily mark-to-market and variation margin payments. However, in the event futures contracts have been used to hedge the underlying instruments, the fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described next, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

  . Hedging Risk A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market or economic events. There are several risks in connection with the use by the fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. T. Rowe Price will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the fund's underlying instruments sought to be hedged.

   Successful use of futures contracts by the fund for hedging purposes is also subject to T. Rowe Price's ability to correctly predict movements in the direction of the market. It is possible that, when the fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the fund's portfolio might decline. If this were to occur, the fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, T. Rowe Price believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that, if the fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the fund would lose part or all of the benefit of increased value of those underlying instruments that it had hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the fund had insufficient cash, it might have to sell underlying instruments to meet daily mark-to-market and variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

   In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets and, as a result, the futures market might attract more speculators than the securities markets. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by T. Rowe Price might not result in a successful hedging transaction over a very short time period.


                          Options on Futures Contracts

   The fund may purchase and sell options on the same types of futures in which it may invest.

   Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. Options on futures contracts are valued daily at the last sale price on its primary exchange at the time of which the net asset value per share of the fund is computed (close of New York Stock Exchange), or in the absence of such sale, the mean of closing bid and ask prices.

   As an alternative to writing or purchasing call and put options on stock index futures, the fund may write or purchase call and put options on financial indices. Such options would be used in a manner similar to the use of options on futures contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the fund and other T. Rowe Price funds. Such aggregated orders would be allocated among the funds and the other T. Rowe Price funds in a fair and nondiscriminatory manner.


          Special Risks of Transactions in Options on Futures Contracts

   The risks described under "Special Risks of Transactions in Futures Contracts" are substantially the same as the risks of using options on futures. If the fund were to write an option on a futures contract, it would be required to deposit and maintain initial and variation margin in the same manner as a regular futures contract. In addition, where the fund seeks to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument, or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.


                    Additional Futures and Options Contracts

   Although the fund has no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.


                           Foreign Futures and Options

   Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the fund trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from the fund for foreign futures or foreign options transactions may not be provided the same protections as funds received for transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the fund's order is placed and the time it is liquidated, offset, or exercised.

   All funds except Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds


                          Foreign Currency Transactions

   A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

   The fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. The fund's use of such contracts would include, but not be limited to, the following:

   First, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

   Second, when T. Rowe Price believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for relative currency values will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, T. Rowe Price believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of the fund will be served.

   The fund may enter into forward contacts for any other purpose consistent with the fund's investment objective and program. However, the fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the fund's holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the fund may net offsetting positions.

   At the maturity of a forward contract, the fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

   If the fund retains the portfolio security and engages in an offsetting transaction, the fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

   The fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by T. Rowe Price. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

   Although the fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

    Federal Tax Treatment of Options, Futures Contracts, and Forward Foreign
                               Exchange Contracts

   The fund may enter into certain options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.

   Transactions considered Section 1256 contracts will be considered to have been closed at the end of the fund's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

   Options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies, which offset a foreign dollar-denominated bond or currency position, may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.

   Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital losses, if the security covering the option was held for more than 12 months prior to the writing of the option.

   In order for the fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent that net gain realized from options, futures, or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

   Entering into certain options, futures contracts, swaps, or foreign forward contracts may result in the "constructive sale" of offsetting stocks or debt securities of the fund.

   The Internal Revenue Service has issued a notice proposing alternative methods for the inclusion or deduction of certain payments made under swap contracts. Although not anticipated, it is possible that final rules could result in changes to the amounts recorded by the fund, potentially impacting the tax results of the fund.



 INVESTMENT RESTRICTIONS
 -------------------------------------------------------------------------------
   Fundamental policies may not be changed without the approval of the lesser of
   (1) 67% of the fund's shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a fund's outstanding shares. Other restrictions in the form of operating policies are subject to change by the fund's Board of Directors without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the fund. Calculation of the fund's total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the fund's prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.


                              Fundamental Policies

   As a matter of fundamental policy, the fund may not:

   (1) Borrowing Borrow money except that the fund may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the fund's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33/1//\\/3/\\% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The fund may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

   (2) Commodities Purchase or sell physical commodities, except that it may enter into futures contracts and options thereon;

   (3) (a)
       Industry Concentration (All funds except Health Sciences, Financial Services, and Real Estate Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

       (b)
       Industry Concentration (Health Sciences, Financial Services, and Real Estate Funds) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that (i) the Health Sciences Fund will invest more than 25% of its total assets in the health sciences industry as defined in the fund's prospectus; (ii) the Financial Services Fund will invest more than 25% of its total assets in the financial services industry as defined in the fund's prospectus; (iii) the Real Estate Fund will invest more than 25% of its total assets in the real estate industry as defined in the fund's prospectus.

   (4) Loans Make loans, although the fund may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33/1//\\/3/\\% of the value of the fund's total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

   All funds except Institutional Large-Cap Growth Fund

   (5) Percent Limit on Assets Invested in Any One Issuer Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the fund's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities;

   (6) Percent Limit on Share Ownership of Any One Issuer Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 10% of the outstanding voting securities of any issuer would be held by the fund (other than obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities);

   All funds

   (7) Real Estate Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

   (8) Senior Securities Issue senior securities except in compliance with the 1940 Act; or

   (9) Underwriting Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.


                                      NOTES

       The following Notes should be read in connection with the above-described fundamental policies. The Notes are not fundamental policies.

       With respect to investment restriction (2), the fund does not consider currency contracts or hybrid investments to be commodities.

       For purposes of investment restriction (3):

         . U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry.

         . Industries are determined by reference to the classifications of industries set forth in the fund's semiannual and annual reports.

         . It is the position of the staff of the SEC that foreign governments are industries for purposes of this restriction.

       For purposes of investment restriction (4), the fund will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.


                                  Operating Policies

   As a matter of operating policy, the fund may not:

   (1) Borrowing Purchase additional securities when money borrowed exceeds 5% of its total assets;

   (2) Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

   (3) Futures Contracts Purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the fund's net asset value;

   (4) Illiquid Securities Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities;

   (5) Investment Companies Purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act; or (ii) securities of the T. Rowe Price Reserve Investment or Government Reserve Investment Funds;

   (6) Margin Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and
       (ii) it may make margin deposits in connection with futures contracts or other permissible investments;

   (7) Mortgaging Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging, or hypothecating may not exceed 33/1//\\/3/\\% of the fund's total assets at the time of borrowing or investment;

   (8) Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the fund would be invested in such programs;

   (9) Options, etc. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information;

   (10) Short Sales Effect short sales of securities; or

   (11) Warrants Invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the fund would be invested in warrants.

   For Blue Chip Growth, Capital Opportunity, Developing Technologies, Diversified Small-Cap Growth, Financial Services, Global Technology, Health Sciences, Media & Telecommunications, Mid-Cap Value, Real Estate, and Value
   Funds:

   Notwithstanding anything in the above fundamental and operating restrictions to the contrary, the fund may invest all of its assets in a single investment company or a series thereof in connection with a "master-feeder" arrangement. Such an investment would be made where the fund (a "Feeder"), and one or more other funds with the same investment objective and program as the fund, sought to accomplish its investment objective and program by investing all of its assets in the shares of another investment company (the "Master"). The Master would, in turn, have the same investment objective and program as the fund. The fund would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.



 MANAGEMENT OF THE FUNDS
 -------------------------------------------------------------------------------
   The officers and directors of the fund are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated, each has been an employee of T. Rowe Price for more than five years.

   The fund is governed by a Board of Directors that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund's officers. The majority of Board members are independent of T. Rowe Price and T. Rowe Price International. The directors who are also employees or officers of T. Rowe Price are referred to as inside or interested directors. Each Board currently has three committees, described in the following paragraphs.

   The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for selecting candidates for election as independent directors to fill vacancies on each fund's Board.
   F. Pierce Linaweaver is chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees. Shareholders should submit their recommendations to the secretary of the funds. The committee held no formal meetings during the last fiscal year.


   The Joint Audit Committee is comprised of David K. Fagin, Hanne M. Merriman, John G. Schreiber, and Paul M. Wythes, all independent directors. The Audit Committee holds two regular meetings during each fiscal year, at which time it meets with the independent accountants of the T. Rowe Price funds to review: (1) the services provided; (2) the findings of the most recent audit;
   (3) management's response to the findings of the most recent audit; (4) the scope of the audit to be performed; (5) the accountants' fees; and (6) any accounting or other questions relating to particular areas of the T. Rowe Price funds' operations or the operations of parties dealing with the T. Rowe Price funds, as circumstances indicate. The Audit Committee for the funds met three times in 2001. All members of the committee participated in the meetings.


   The fund's Executive Committee, consisting of the fund's interested directors, has been authorized by its respective Board of Directors to exercise all powers of the Board to manage the fund in the intervals between meetings of the Board, except the powers prohibited by statute from being delegated.

   All funds


                             Independent Directors*

                                                                                     Number of
                                      Term of Office(a)                              Portfolios
                                      and Length of Time                              in Fund
                        Position(s)         Served        Principal Occupation(s)     Complex      Other Directorships of
  Name, Address, and     Held with                         During Past 5 Years(b)   Overseen by       Public Companies
    Date of Birth           Fund                                                      Director
---------------------------------------------------------------------------------------------------------------------------
 Calvin W. Burnett,     Director      Director since      President, Coppin              97       Provident Bank of
 Ph.D.                                later of            State College                           Maryland
 100 East Pratt Street                2001
 Baltimore, MD 21202                   or
 3/16/32                              inception of
                                      fund(c)
---------------------------------------------------------------------------------------------------------------------------
 Anthony W. Deering     Director      Director since      Director, Chairman             97       The Rouse Company
 100 East Pratt Street                later of            of the Board,
 Baltimore, MD 21202                  2001                President, and Chief
 1/28/45                               or                 Executive Officer,
                                      inception of        The Rouse
                                      fund(c)             Company, real estate
                                                          developers
---------------------------------------------------------------------------------------------------------------------------
 Donald W. Dick, Jr.    Director      Director since      Principal,                     97       None
 100 East Pratt Street                later of            EuroCapital
 Baltimore, MD 21202                  1982                Advisors, LLC, an
 1/27/43                               or                 acquisition and
                                      inception of        management
                                      fund(c)             advisory firm
---------------------------------------------------------------------------------------------------------------------------
 David K. Fagin         Director      Director since      Director, Dayton               97       Dayton Mining
 100 East Pratt Street                later of            Mining Corporation                      Corporation, Golden
 Baltimore, MD 21202                  1988                (6/98 to present),                      Star Resources Ltd.,
 4/9/38                                or                 Golden Star                             and Canyon
                                      inception of        Resources Ltd., and                     Resources, Corp.
                                      fund(c)             Canyon Resources,
                                                          Corp. (5/00 to
                                                          present); Chairman
                                                          and President, Nye
                                                          Corporation
 F. Pierce Linaweaver   Director      Director since      President, F. Pierce           97       None
 100 East Pratt Street                later of            Linaweaver &
 Baltimore, MD 21202                  2001                Associates, Inc.,
 8/22/34                               or                 consulting
                                      inception of        environmental &
                                      fund(c)             civil engineers
---------------------------------------------------------------------------------------------------------------------------
 Hanne M. Merriman      Director      Director since      Retail Business                97       Ann Taylor Stores
 100 East Pratt Street                later of            Consultant                              Corporation,
 Baltimore, MD 21202                  1994                                                        Ameren Corp.,
 11/16/41                              or                                                         Finlay Enterprises,
                                      inception of                                                Inc., The Rouse
                                      fund(c)                                                     Company, and US
                                                                                                  Airways Group, Inc.
---------------------------------------------------------------------------------------------------------------------------
 John G. Schreiber      Director      Director since      Owner/President,               97       AMLI Residential
 100 East Pratt Street                later of            Centaur Capital                         Properties Trust,
 Baltimore, MD 21202                  2001                Partners, Inc., a real                  Host Marriott
 10/21/46                              or                 estate investment                       Corporation, and
                                      inception of        company; Senior                         The Rouse Company,
                                      fund(c)             Advisor and Partner,                    real estate developers
                                                          Blackstone Real
                                                          Estate Advisors, L.P.
---------------------------------------------------------------------------------------------------------------------------
 Hubert D. Vos          Director      Director since      Owner/President,               97       None
 100 East Pratt Street                later of            Stonington Capital
 Baltimore, MD 21202                  1986                Corporation, a
 8/2/33                                or                 private investment
                                      inception of        company
                                      fund(c)
---------------------------------------------------------------------------------------------------------------------------
 Paul M. Wythes         Director      Director since      Founding Partner of            97        Teltone Corporation
 100 East Pratt Street                later of            Sutter Hill Ventures,
 Baltimore, MD 21202                  1982                a venture capital
 6/23/33                               or                 limited partnership,
                                      inception of        providing equity
                                      fund(c)             capital to young
                                                          high technology
                                                          companies
                                                          throughout the
                                                          United States
---------------------------------------------------------------------------------------------------------------------------

 * All information about the directors was current as of December 31, 2001.

 (a) Each director serves until election of a successor.


 (b) See years of incorporation in the following table.

                  Incorporation Years
Corporation                         Year of Incorporation
-----------                         ---------------------
Balanced Fund                               1991
Blue Chip Growth Fund                       1993
Capital Appreciation Fund                   1986
Capital Opportunity Fund                    1994
Developing Technologies Fund                2000
Diversified Small-Cap Growth Fund           1997
Dividend Growth Fund                        1992
Equity Income Fund                          1985
Financial Services Fund                     1996
Global Technology Fund                      2000
Growth & Income Fund                        1982
Growth Stock Fund                           1950
Health Sciences Fund                        1995
Index Funds                                 1989
Institutional Equity Funds                  1996
Media & Telecommunications Fund             1993
Mid-Cap Growth Fund                         1992
Mid-Cap Value Fund                          1996
New America Growth Fund                     1985
New Era Fund                                1968
New Horizons Fund                           1960
Real Estate Fund                            1997
Science & Technology Fund                   1987
Small-Cap Stock Fund                        1988
Small-Cap Value Fund                        1988
Value Fund                                  1994

                                Inside Directors*

                                   Term of                                Number of    O
                                   Office(                                Portfolios   ther
                                   a                                      in Fund      Director
                     Position(s)   )            Principal Occupation(s)   Complex      ships of
Name, Address, and   Held with     and Length   During Past 5 Years       Overseen     Public
Date of Birth        Fund          of Time      (b)                       by Director  Companies
                                   Served
--------------------------------------------------------------------------------------------------




 James A. C. Kennedy     Director   Director since    Director and Vice         32     None
 100 East Pratt Street              later of 1992     President, T. Rowe
 Baltimore, MD 21202                or inception of   Price and T. Rowe
 8/15/53                            fund(c)           Price Group, Inc.


-----------------------------------------------------------------------------------------------




 John H. Laporte        Director   Director since    Vice President, T. Rowe Price       15     None
 100 East Pratt Street             later of          ;
 Baltimore, MD 21202               1985              Director and Vice President,
 7/26/45
                                   or inception      T. Rowe Price Group, Inc.;
                                   of fund(          President, New Horizons
                                   c                 Fund; Vice President,
                                   )                 Diversified Small-Cap Growth
                                                     Fund, Health Sciences Fund,
                                                     and New America Growth
                                                     Fund
---------------------------------------------------------------------------------------------------------

 James S. Riepe         Director   Director since    V                                    97     None
 100 East Pratt Street             later of          ice Chairman of the Board,
 Baltimore, MD 21202               1982              Director
 6/25/43                                             ,
                                   or inception       and
                                   of fund(          Vice President
                                   c                 ,
                                   )
                                                     T. Rowe Price and
                                                     T. Rowe
                                                     Price Group, Inc.; Chairman
                                                     of the Board and Director,
                                                     T. Rowe Price Investment
                                                     Services, Inc., T. Rowe Price
                                                     Retirement Plan Services, Inc.,
                                                     and T. Rowe Price Services,
                                                     Inc.; Chairman of the Board,
                                                     Director, President, and Trust
                                                     Officer, T. Rowe Price Trust
                                                     Company;
                                                     Director, T. Rowe
                                                     Price International
                                                     , T. Rowe
                                                     Price Global Asset
                                                     Management Limited, and
                                                     T. Rowe Price Global

                                                     Investment Services Limited
                                                     Chairman of the Board,
                                                     Institutional Equity Funds;
                                                     Vice President, all funds
----------------------------------------------------------------------------------------------------------




 M. David Testa         Director   Director since    Vice Chairman of the Board,          97     None
 100 East Pratt Street             later of          Chief Investment Officer,
 Baltimore, MD 21202               1991              Director, and
 4/22/44                                             Vice President
                                   or inception      ,
                                   of fund(          T. Rowe Price Group, Inc.;
                                   c                 Chief Investment Officer,
                                   )                 Director, and
                                                     Vice President
                                                     ,
                                                     T. Rowe Price
                                                     ;


                                                     Chairman,
                                                     T. Rowe Price Global Asset
                                                     Management Limited;
                                                     Vice
                                                     President and Director,
                                                     T. Rowe Price Trust Company;
                                                     Director,
                                                     T
                                                     . Rowe Price Global
                                                     Investment Services Limited

                                                     and T. Rowe Price

                                                     International
                                                     President, Institutional Equity
                                                     Funds; Vice President,
                                                     Balanced Fund and Capital
                                                     Appreciation Fund
----------------------------------------------------------------------------------------------------------



 * All information about the directors was current as of December 31, 2001.

 (a) Each director serves until election of a successor.


 (b) See years of incorporation in the table above.

                                  Officers/(a)/


Name, Date of Birth, Address, and
Principal Occupations                       Position(s) Held With Fund
-------------------------------------------------------------------------------
Francisco Alonso, 1/27/78                   Vice President, New Horizons Fund
Vice President, T. Rowe Price; formerly,
intern, Morgan Stanley Dean Witter
(2000); student, Miami University of Ohio
(2000)
-------------------------------------------------------------------------------
Marcy L. Arnold, 8/5/59                     Vice President, Mid-Cap Value Fund,
Vice President, T. Rowe Price and T. Rowe   New Era Fund, and Small-Cap Stock
Price Group, Inc.                           Fund
-------------------------------------------------------------------------------
Jeffrey A. Arricale, 4/11/71                Vice President, Financial Services
Employee, T. Rowe Price; formerly,          Fund
student, the Wharton School, University
of Pennsylvania (2001); manager,
assurance, KPMG LLP (1999)
-------------------------------------------------------------------------------
Preston G. Athey, 7/17/49                   President, Small-Cap Value Fund;
Vice President, T. Rowe Price, T. Rowe      Vice President, Institutional
Price Group, Inc., and T. Rowe Price        Equity Funds and Small-Cap Stock
Trust Company                               Fund
-------------------------------------------------------------------------------
Eugene F. Bair, 12/11/69                    Executive Vice President, Index
Assistant Vice President, T. Rowe Price;    Trust
formerly, Monument Investment Advisers
(1998); equity trader, Legg Mason Wood
Walker (1997)
-------------------------------------------------------------------------------
Carol G. Bartha, 1/4/42                     Assistant Vice President, Growth
Employee, T. Rowe Price                     Stock Fund
-------------------------------------------------------------------------------
Brian W.H. Berghuis, 10/12/58               President, Mid-Cap Growth Fund;
Vice President, T. Rowe Price and T. Rowe   Executive Vice President,
Price Group, Inc.                           Institutional Equity Funds; Vice
                                            President, New Horizons Fund
-------------------------------------------------------------------------------
Laurie M. Bertner, 10/8/77                  Vice President, Health Sciences
Vice President, T. Rowe Price; formerly,    Fund
student at Emory University, Atlanta
(2000)
-------------------------------------------------------------------------------
Stephen W. Boesel, 12/28/44                 President, Capital Appreciation
Vice President, T. Rowe Price, T. Rowe      Fund; Vice President, Balanced
Price Group, Inc., and T. Rowe Price        Fund, Equity Income Fund, Growth &
Trust Company                               Income Fund, Real Estate Fund, and
                                            Value Fund
-------------------------------------------------------------------------------
Andrew M. Brooks, 2/16/56                   Vice President, Capital
Vice President, T. Rowe Price and T. Rowe   Appreciation Fund, Equity Income
Price Group, Inc.                           Fund, and Value Fund
-------------------------------------------------------------------------------
Brace C. Brooks, 1/10/67                    Vice President, Small-Cap Stock
Vice President, T. Rowe Price and T. Rowe   Fund
Price Group, Inc.; formerly, senior
equity analyst, Johnston, Lemon & Co.
(1997)
-------------------------------------------------------------------------------
Christopher W. Carlson, 1/27/67             Vice President, Developing
Vice President, T. Rowe Price Group,        Technologies Fund and New Horizons
Inc.; formerly, NASDAQ trader, Deutsche     Fund
Bank Alex. Brown (1997)
-------------------------------------------------------------------------------
Joseph A. Carrier, 12/30/60                 Treasurer, all funds
Vice President, T. Rowe Price, T. Rowe
Price Group, Inc., and

T. Rowe Price Investment Services, Inc.
-------------------------------------------------------------------------------
Arthur B. Cecil III, 9/15/42                Vice President, Capital
Vice President, T. Rowe Price and T. Rowe   Appreciation Fund, Equity Income
Price Group, Inc.                           Fund, and Growth & Income Fund

-------------------------------------------------------------------------------
Kara Cheseby, 10/9/63                       Vice President, Media &
Vice President, T. Rowe Price and T. Rowe   Telecommunications Fund, Mid-Cap
Price Group, Inc.                           Value Fund, and Value Fund
-------------------------------------------------------------------------------
                                            Vice President, Developing
Giri Devulapally, 11/18/67                  Technologies Fund, Dividend Growth
Vice President, T. Rowe Price and T. Rowe   Fund, Global Technology Fund,
Price Group, Inc.                           Growth & Income Fund, Growth Stock
                                            Fund, Media & Telecommunications
                                            Fund, New America Growth Fund, and
                                            Science & Technology Fund
-------------------------------------------------------------------------------
Wendy R. Diffenbaugh, 10/2/53               Vice President, Balanced Fund and
Assistant Vice President, T. Rowe Price     Index Trust
-------------------------------------------------------------------------------
Anna M. Dopkin, 9/5/67                      President, Financial Services Fund;
Vice President, T. Rowe Price and T. Rowe   Vice President, Growth Stock Fund,
Price Group, Inc.                           Institutional Equity Funds, Mid-Cap
                                            Growth Fund, and Real Estate Fund
-------------------------------------------------------------------------------
Donald J. Easley, 11/28/71                  Vice President, Blue Chip Growth
Vice President, T. Rowe Price; formerly,    Fund, Global Technology Fund, and
credit analyst, Bank of New York (1998)     Science & Technology Fund
-------------------------------------------------------------------------------
Henry M. Ellenbogen, 1/21/71                Vice President, Blue Chip Growth
Vice President, T. Rowe Price; formerly,    Fund, Media & Telecommunications
Executive Vice President, Business          Fund, Mid-Cap Growth Fund, and
Development, HelloAsia (2001);              Mid-Cap Value Fund
chief of staff, U.S. Representative Peter
Deutsch (1995)
-------------------------------------------------------------------------------
Hugh M. Evans III, 5/17/66                  Vice President, Small-Cap Stock
Vice President, T. Rowe Price and T. Rowe   Fund and Small-Cap Value Fund
Price Group, Inc.
-------------------------------------------------------------------------------
John R. Ford, 11/25/57                      Vice President, Growth Stock Fund
Vice President, T. Rowe Price and T. Rowe
Price Group, Inc.; Chief Investment
Officer, Director, and Vice President, T.
Rowe Price International
-------------------------------------------------------------------------------
Robert N. Gensler, 10/18/57                 President, Global Technology Fund
Vice President, T. Rowe Price and T. Rowe   and Media & Telecommunications
Price Group, Inc.                           Fund; Vice President, Blue Chip
                                            Growth Fund, Developing
                                            Technologies Fund, Growth Stock
                                            Fund, Mid-Cap Growth Fund, and
                                            Science & Technology Fund
-------------------------------------------------------------------------------
Eric M. Gerster, 3/23/71                    Vice President, Developing
Vice President, T. Rowe Price and T. Rowe   Technologies Fund, Global
Price Group, Inc.                           Technology Fund, Media &
                                            Telecommunications Fund, New
                                            America Growth Fund, New Horizons
                                            Fund, and Science & Technology Fund
-------------------------------------------------------------------------------
David R. Giroux, 6/8/75                     Vice President, Dividend Growth
Vice President, T. Rowe Price and T. Rowe   Fund and Value Fund
Price Group, Inc.; formerly, commercial
credit analyst, Hillsdale County National
Bank (1997)
-------------------------------------------------------------------------------
Jill L. Hauser, 6/23/58                     Vice President, Capital Opportunity
Vice President, T. Rowe Price and T. Rowe   Fund, Developing Technologies Fund,
Price Group, Inc.                           Global Technology Fund, and Science
                                            & Technology Fund
-------------------------------------------------------------------------------
Francies W. Hawks, 2/2/44                   Assistant Vice President, New
Assistant Vice President, T. Rowe Price     Horizons Fund and Small-Cap Value
                                            Fund
-------------------------------------------------------------------------------
Ann M. Holcomb, 1/16/72                     Executive Vice President, Index
Assistant Vice President, T. Rowe Price     Trust
-------------------------------------------------------------------------------
Michael W. Holton, 9/25/68                  Vice President, Capital Opportunity
Vice President, T. Rowe Price and T. Rowe   Fund, Dividend Growth Fund,
Price Group, Inc.                           Financial Services Fund, and Growth
                                            & Income Fund
-------------------------------------------------------------------------------
Henry H. Hopkins, 12/23/42                  Vice President, all funds
Director and Vice President, T. Rowe
Price Group, Inc.; Vice President, T.
Rowe Price, T. Rowe Price International,
Inc., and T. Rowe Price Retirement Plan
Services, Inc.; Vice President and
Director, T. Rowe Price Investment
Services, Inc., T. Rowe Price Services,
Inc., and T. Rowe Price Trust Company
-------------------------------------------------------------------------------
Thomas J. Huber, 9/23/66                    President, Dividend Growth Fund;
Vice President, T. Rowe Price and T. Rowe   Vice President, Real Estate Fund
Price Group, Inc.
-------------------------------------------------------------------------------
Stephen C. Jansen, 12/12/68                 Vice President, Global Technology
Vice President, T. Rowe Price, T. Rowe      Fund and Media & Telecommunications
Price Group, Inc., T. Rowe Price            Fund
International
-------------------------------------------------------------------------------
Kris H. Jenner, 2/5/62                      President, Health Sciences Fund;
Vice President, T. Rowe Price and T. Rowe   Vice President, Blue Chip Growth
Price Group, Inc.                           Fund, Growth Stock Fund, Mid-Cap
                                            Growth Fund, New Horizons Fund, and
                                            Small-Cap Stock Fund
-------------------------------------------------------------------------------
Lewis Johnson, 9/20/69                      Vice President, New Era Fund
Vice President, T. Rowe Price; formerly,
equity analyst intern, Capital Research
Company (1999); student, the Wharton
School, University of Pennsylvania
(1998); Vice President, American Yarn
Spinners Association (1998)
-------------------------------------------------------------------------------
Krista M. Kennedy, 12/29/73                 Vice President, Diversified
Employee, T. Rowe Price; formerly,          Small-Cap Growth Fund
student, Tuck School of Business,
Dartmouth (2001); intern, Aetna Financial
Services (2001); investment associate,
Putman Investments (1999);
project coordinator, Thomson Financial
Services (1997)
-------------------------------------------------------------------------------
Susan J. Klein, 4/18/50                     Vice President, Health Sciences
Vice President, T. Rowe Price               Fund and Small-Cap Value Fund
-------------------------------------------------------------------------------
J. Jeffrey Lang, 1/10/62                    Vice President, all funds
Vice President, T. Rowe Price and T. Rowe
Price Trust Company
-------------------------------------------------------------------------------
David M. Lee, 11/13/62                      President, Real Estate Fund; Vice
Vice President, T. Rowe Price and T. Rowe   President, Capital Appreciation
Price Group, Inc.                           Fund, Dividend Growth Fund, Growth
                                            & Income Fund, and New Era Fund
-------------------------------------------------------------------------------
Christopher R. Leonard, 1/11/73             Vice President, Blue Chip Growth
Vice President, T. Rowe Price and T. Rowe   Fund, Health Sciences Fund, and New
Price Group, Inc.; formerly, research       America Growth Fund
associate, Morgan Stanley Dean Witter
(1997)
-------------------------------------------------------------------------------
Nathaniel S. Levy, 7/13/62                  Vice President, Balanced Fund
Vice President, T. Rowe Price and T. Rowe
Price Group, Inc.
-------------------------------------------------------------------------------
John D. Linehan, 1/21/65                    Vice President, Equity Income Fund,
Vice President, T. Rowe Price, T. Rowe      Institutional Equity Funds, New Era
Price Group, Inc., and T. Rowe Price        Fund, and Value Fund
International
-------------------------------------------------------------------------------
Patricia B. Lippert, 1/12/53                Secretary, all funds
Assistant Vice President, T. Rowe Price
and T. Rowe Price Investment Services,
Inc.
-------------------------------------------------------------------------------
Anh Lu, 6/11/68                             Vice President, Global Technology
Vice President, T. Rowe Price Group, Inc.   Fund and Science & Technology Fund
and T. Rowe Price International
-------------------------------------------------------------------------------
Robert J. Marcotte, 3/6/62                  Vice President, Mid-Cap Growth Fund
Vice President, T. Rowe Price and T. Rowe   and New America Growth Fund
Price Group, Inc.
-------------------------------------------------------------------------------
Jay S. Markowitz, 12/19/62                  Vice President, Health Sciences
Employee, T. Rowe Price; formerly,          Fund
transplant surgeon and Assistant
Professor of Surgery, Johns Hopkins
University School of Medicine (2001);
Assistant Professor of Surgery,
University of Medicine and Dentistry of
New Jersey (1997)
-------------------------------------------------------------------------------
Gregory A. McCrickard, 10/19/58             President, Small-Cap Stock Fund;
Vice President, T. Rowe Price, T. Rowe      Executive Vice President,
Price Group, Inc., and T. Rowe Price        Institutional Equity Funds; Vice
Trust Company                               President, Mid-Cap Value Fund and
                                            Small-Cap Value Fund
-------------------------------------------------------------------------------
David S. Middleton, 1/18/56                 Controller, all funds
Vice President, T. Rowe Price, T. Rowe
Price Group, Inc., and T. Rowe Price
Trust Company
-------------------------------------------------------------------------------
Joseph M. Milano, 9/14/72                   Executive Vice President, New
Vice President, T. Rowe Price and T. Rowe   America Growth Fund; Vice
Price Group, Inc.                           President, Financial Services Fund,
                                            Global Technology Fund,
                                            Institutional Equity Funds, Mid-Cap
                                            Growth Fund, Mid-Cap Value Fund,
                                            New Horizons Fund, Small-Cap Stock
                                            Fund, and Small-Cap Value Fund
-------------------------------------------------------------------------------
Raymond A. Mills, 12/3/60                   Vice President, Balanced Fund and
Vice President, T. Rowe Price, T. Rowe      Index Trust
Price Group, Inc., and T. Rowe Price
International
-------------------------------------------------------------------------------
Mary C. Munoz, 12/2/62                      Vice President, Index Trust
Vice President, T. Rowe Price
-------------------------------------------------------------------------------
Philip A. Nestico, 8/3/76                   Vice President, Capital Opportunity
Employee, T. Rowe Price; formerly,          Fund, Diversified Small-Cap Growth
student, Bucknell University (1998)         Fund, Financial Services Fund, and
                                            Real Estate Fund
-------------------------------------------------------------------------------
Edmund M. Notzon III, 10/1/45               Vice President, Balanced Fund
Vice President, T. Rowe Price, T. Rowe
Price Group, Inc., T. Rowe Price
Investment Services, Inc., and T. Rowe
Price Trust Company
-------------------------------------------------------------------------------
Charles M. Ober, 4/20/50                    President, New Era Fund; Vice
Vice President, T. Rowe Price and T. Rowe   President, Capital Appreciation
Price Group, Inc.                           Fund and Real Estate Fund
-------------------------------------------------------------------------------
Curt J. Organt, 1/5/68                      Vice President, Mid-Cap Value Fund
Vice President, T. Rowe Price               and Small-Cap Stock Fund
-------------------------------------------------------------------------------
Timothy R. Parker, 11/9/74                  Vice President, Blue Chip Growth
Employee, T. Rowe Price; formerly,          Fund and New Era Fund
student, Darden Graduate School,
University of Virginia (2001); investment
banking analyst, Robert W. Baird & Co.
Inc. (1999)
-------------------------------------------------------------------------------
Charles G. Pepin, 4/23/66                   Vice President, Health Sciences
 Vice President, T. Rowe Price and T.       Fund, Institutional Equity Funds,
Rowe Price Group, Inc.                      Mid-Cap Value Fund, New Horizons
                                            Fund, Small-Cap Stock Fund, and
                                            Small-Cap Value Fund
-------------------------------------------------------------------------------
Donald J. Peters, 7/3/59                    Vice President, Diversified
Vice President, T. Rowe Price and T. Rowe   Small-Cap Growth Fund and Dividend
Price Group, Inc.                           Growth Fund
-------------------------------------------------------------------------------
D. James Prey III, 11/26/59                 Vice President, Global Technology
Vice President, T. Rowe Price and T. Rowe   Fund, Growth Stock Fund, Media &
Price Group, Inc.                           Telecommunications Fund, and
                                            Science & Technology Fund
-------------------------------------------------------------------------------
Larry J. Puglia, 8/25/60                    President, Blue Chip Growth Fund;
Vice President, T. Rowe Price and T. Rowe   Vice President, Financial Services
Price Group, Inc.                           Fund and Growth Stock Fund
-------------------------------------------------------------------------------
Karen M. Regan, 4/16/67                     Vice President, Blue Chip Growth
Assistant Vice President, T. Rowe Price     Fund, Dividend Growth Fund, and
                                            Growth & Income Fund
-------------------------------------------------------------------------------
Brian C. Rogers, 6/27/55                    President, Equity Income Fund and
Director and Vice President, T. Rowe        Value Fund; Executive Vice
Price Group, Inc.; Vice President, T.       President, Institutional Equity
Rowe Price, T. Rowe Price International,    Funds; Vice President, Capital
and T. Rowe Price Trust Company             Appreciation Fund and Real Estate
                                            Fund
-------------------------------------------------------------------------------
Jeffrey Rottinghaus, 2/20/70                Vice President, Developing
Employee, T. Rowe Price; formerly,          Technologies Fund, Global
student, the Wharton School, University     Technology Fund, Growth & Income
of Pennsylvania (2001); information         Fund, and Science & Technology Fund
technology consultant, Kelly-Lewey &
Associates (1999)
-------------------------------------------------------------------------------
Philip W. Ruedi, 7/2/71                     Vice President, Mid-Cap Growth Fund
Vice President, T. Rowe Price and T. Rowe
Price Group, Inc.; formerly, investment
banking analyst, John Nuveen and Co.
(1997)
-------------------------------------------------------------------------------
Robert W. Sharps, 6/10/71                   President, Growth & Income Fund;
Vice President, T. Rowe Price and T. Rowe   Vice President, Blue Chip Growth
Price Group, Inc.                           Fund, Financial Services Fund,
                                            Growth Stock Fund, and
                                            Institutional Equity Funds
-------------------------------------------------------------------------------
John Carl A. Sherman, 9/3/72                Vice President, Health Sciences
Vice President, T. Rowe Price               Fund
International; formerly, analyst,
JPMorgan Securities (1998)
-------------------------------------------------------------------------------
Robert W. Smith, 4/11/61                    President, Growth Stock Fund and
Vice President, T. Rowe Price, T. Rowe      New America Growth Fund; Executive
Price Group, Inc., and T. Rowe Price        Vice President, Institutional
International, Inc.                         Equity Funds; Vice President, Blue
                                            Chip Growth Fund, Growth & Income
                                            Fund, and Media &
                                            Telecommunications Fund
-------------------------------------------------------------------------------
Michael F. Sola, 7/21/69                    President, Developing Technologies
Vice President, T. Rowe Price and T. Rowe   Fund and Science & Technology Fund;
Price Group, Inc.                           Vice President, Global Technology
                                            Fund, New Horizons Fund, and
                                            Small-Cap Stock Fund
-------------------------------------------------------------------------------
William J. Stromberg, 3/10/60               President, Capital Opportunity
Vice President, T. Rowe Price and T. Rowe   Fund; Vice President, Dividend
Price Group, Inc.                           Growth Fund, Equity Income Fund,
                                            Financial Services Fund, and Real
                                            Estate Fund
-------------------------------------------------------------------------------
Dean Tenerelli, 12/7/64                     Vice President, Media &
Vice President, T. Rowe Price Group, Inc.   Telecommunications Fund
and T. Rowe Price International
-------------------------------------------------------------------------------
Mark J. Vaselkiv, 7/22/58                   Vice President, Balanced Fund
Vice President, T. Rowe Price and T. Rowe
Price Group, Inc.
-------------------------------------------------------------------------------
J. David Wagner, 2/25/74                    Vice President, Financial Services
Vice President, T. Rowe Price; formerly,    Fund, Mid-Cap Value Fund, New Era
student, Darden Graduate School of          Fund, and Small-Cap Stock Fund
Business Administration, University of
Virginia (2000); associate analyst,
National Economic Research Associates
(1996)
-------------------------------------------------------------------------------
John F. Wakeman, 11/25/62                   Executive Vice President, Mid-Cap
Vice President, T. Rowe Price and T. Rowe   Growth Fund; Vice President,
Price Group, Inc.                           Institutional Equity Funds and New
                                            Horizons Fund
-------------------------------------------------------------------------------
David J. Wallack, 7/2/60                    President, Mid-Cap Value Fund; Vice
Vice President, T. Rowe Price and T. Rowe   President, Capital Appreciation
Price Group, Inc.                           Fund, Institutional Equity Funds,
                                            New Era Fund, Small-Cap Value Fund,
                                            and Value Fund
-------------------------------------------------------------------------------
Dale E. West, 1/21/69                       Vice President, Media &
Vice President, T. Rowe Price Group, Inc.   Telecommunications Fund
and T. Rowe Price International;
formerly, student, Stanford University
MBA program (1998); Foreign Service
Officer, U.S. Information Agency,
Bucharest, Romania (1996)
-------------------------------------------------------------------------------
Richard T. Whitney, 5/7/58                  President, Balanced Fund and Index
Vice President, T. Rowe Price, T. Rowe      Trust; Executive Vice President,
Price Group, Inc., T. Rowe Price Trust      Diversified Small-Cap Growth Fund;
Company, and T. Rowe Price International    Vice President, Capital Opportunity
                                            Fund and Institutional Equity Funds
-------------------------------------------------------------------------------
Paul W. Wojcik, 11/28/70                    President, Diversified Small-Cap
Vice President, T. Rowe Price and T. Rowe   Growth Fund
Price Group, Inc.
-------------------------------------------------------------------------------
R. Candler Young, 9/28/71                   Vice President, Growth & Income
Vice President, T. Rowe Price and T. Rowe   Fund, Mid-Cap Growth Fund, New
Price Group, Inc.; formerly, Investment     America Growth Fund, and New
Banking Summer Associate, Goldman Sachs &   Horizons Fund
Co. (1998); Equity Research Analyst,
Donaldson, Lufkin & Jenrette (1997)
-------------------------------------------------------------------------------
Wenhua Zhang, 3/14/70                       Vice President, Developing
Employee, T. Rowe Price; formerly,          Technologies Fund, Global
student, the Wharton School, University     Technology Fund, and Small-Cap
of Pennsylvania (2001); Swiss Reinsurance   Stock Fund
Company (1999)
-------------------------------------------------------------------------------

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                                       38

(a)
  Unless otherwise indicated, the officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


                           Director Compensation Table

   The fund does not pay pension or retirement benefits to its officers or directors. Also, any director of the fund who is an officer or employee of T. Rowe Price or T. Rowe Price International does not receive any remuneration from the fund.



Name of Person,                   Aggregate Compensation From                   Total Compensation From Fund and
Position                          Fund(a)                                       Fund Complex Paid to Directors(b)
--------------------------------  --------------------------------------------  ---------------------------------
-------------------------------------------------------------------------------------------------------------------
Balanced Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                262                           $110,000
Anthony W. Deering/c/                                                      262                            110,000
Donald W. Dick, Jr.                                                 1,803                              110,000
David K. Fagin                                                      2,553                              112,000
F. Pierce Linaweaver/c/                                                    311                            113,000
Hanne M. Merriman                                                        2,521                            110,000
John G. Schreiber/c/                                                       311                            113,000
Hubert D. Vos                                                       2,594                              111,000
Paul M. Wythes                                                      1,742                              113,000
-------------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                715                           $110,000
Anthony W. Deering/c/                                                      715                            110,000
Donald W. Dick, Jr.                                                 3,973                              110,000
David K. Fagin                                                      7,057                              112,000
F. Pierce Linaweaver/c/                                                    911                            113,000
Hanne M. Merriman                                                        6,925                            110,000
John G. Schreiber/c/                                                       911                            113,000
Hubert D. Vos                                                       7,186                              111,000
Paul M. Wythes                                                      4,324                              113,000
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                223                           $110,000
Anthony W. Deering/c/                                                      223                            110,000
Donald W. Dick, Jr.                                                 1,499                              110,000
David K. Fagin                                                      1,974                              112,000
F. Pierce Linaweaver/c/                                                    263                            113,000
Hanne M. Merriman                                                        1,947                            110,000
John G. Schreiber/c/                                                       263                            113,000
Hubert D. Vos                                                       1,986                              111,000
Paul M. Wythes                                                      1,558                              113,000
-------------------------------------------------------------------------------------------------------------------
Capital Opportunity Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                100                           $110,000
Anthony W. Deering/c/                                                      100                            110,000
Donald W. Dick, Jr.                                                   863                              110,000
David K. Fagin                                                        998                              112,000
F. Pierce Linaweaver/c/                                                    102                            113,000
Hanne M. Merriman                                                          997                            110,000
John G. Schreiber/c/                                                       102                            113,000
Hubert D. Vos                                                       1,000                              111,000
Paul M. Wythes                                                        867                              113,000
-------------------------------------------------------------------------------------------------------------------
Developing Technologies Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                 95                           $110,000
Anthony W. Deering/c/                                                       95                            110,000
Donald W. Dick, Jr.                                                   932                              110,000
David K. Fagin                                                        940                              112,000
F. Pierce Linaweaver/c/                                                     96                            113,000
Hanne M. Merriman                                                          940                            110,000
John G. Schreiber/c/                                                        96                            113,000
Hubert D. Vos                                                         940                              111,000
Paul M. Wythes                                                        933                              113,000
-------------------------------------------------------------------------------------------------------------------
Diversified Small-Cap Growth Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                 99                           $110,000
Anthony W. Deering/c/                                                       99                            110,000
Donald W. Dick, Jr.                                                   958                              110,000
David K. Fagin                                                        987                              112,000
F. Pierce Linaweaver/c/                                                    101                            113,000
Hanne M. Merriman                                                          986                            110,000
John G. Schreiber/c/                                                       101                            113,000
Hubert D. Vos                                                         987                              111,000
Paul M. Wythes                                                        961                              113,000
-------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                158                           $110,000
Anthony W. Deering/c/                                                      158                            110,000
Donald W. Dick, Jr.                                                 1,263                              110,000
David K. Fagin                                                      1,553                              112,000
F. Pierce Linaweaver/c/                                                    178                            113,000
Hanne M. Merriman                                                        1,541                            110,000
John G. Schreiber/c/                                                       178                            113,000
Hubert D. Vos                                                       1,566                              111,000
Paul M. Wythes                                                      1,299                              113,000
-------------------------------------------------------------------------------------------------------------------
Equity Income Fund
Calvin W. Burnett, Ph.D./c/                                                833                           $110,000
Anthony W. Deering/c/                                                      833                            110,000
Donald W. Dick, Jr.                                                 5,351                              110,000
David K. Fagin                                                      8,666                              112,000
F. Pierce Linaweaver/c/                                                    931                            113,000
Hanne M. Merriman                                                        8,601                            110,000
John G. Schreiber/c/                                                       931                            113,000
Hubert D. Vos                                                       8,921                              111,000
Paul M. Wythes                                                      5,682                              113,000
-------------------------------------------------------------------------------------------------------------------
Equity Index 500 Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                416                           $110,000
Anthony W. Deering/c/                                                      416                            110,000
Donald W. Dick, Jr.                                                 2,656                              110,000
David K. Fagin                                                      4,128                              112,000
F. Pierce Linaweaver/c/                                                    485                            113,000
Hanne M. Merriman                                                        4,082                            110,000
John G. Schreiber/c/                                                       485                            113,000
Hubert D. Vos                                                       4,215                              111,000
Paul M. Wythes                                                      2,813                              113,000
-------------------------------------------------------------------------------------------------------------------
Extended Equity Market Index Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                 99                           $110,000
Anthony W. Deering/c/                                                       99                            110,000
Donald W. Dick, Jr.                                                   959                              110,000
David K. Fagin                                                        991                              112,000
F. Pierce Linaweaver/c/                                                    101                            113,000
Hanne M. Merriman                                                          989                            110,000
John G. Schreiber/c/                                                       101                            113,000
Hubert D. Vos                                                         992                              111,000
Paul M. Wythes                                                        963                              113,000
-------------------------------------------------------------------------------------------------------------------
Financial Services Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                121                           $110,000
Anthony W. Deering/c/                                                      121                            110,000
Donald W. Dick, Jr.                                                 1,074                              110,000
David K. Fagin                                                      1,202                              112,000
F. Pierce Linaweaver/c/                                                    127                            113,000
Hanne M. Merriman                                                        1,198                            110,000
John G. Schreiber/c/                                                       127                            113,000
Hubert D. Vos                                                       1,210                              111,000
Paul M. Wythes                                                      1,087                              113,000
-------------------------------------------------------------------------------------------------------------------
Global Technology Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                100                           $110,000
Anthony W. Deering/c/                                                      100                            110,000
Donald W. Dick, Jr.                                                 1,530                              110,000
David K. Fagin                                                      1,043                              112,000
F. Pierce Linaweaver/c/                                                    148                            113,000
Hanne M. Merriman                                                        1,011                            110,000
John G. Schreiber/c/                                                       148                            113,000
Hubert D. Vos                                                       1,030                              111,000
Paul M. Wythes                                                      1,581                              113,000
-------------------------------------------------------------------------------------------------------------------
Growth & Income Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                317                           $110,000
Anthony W. Deering/c/                                                      317                            110,000
Donald W. Dick, Jr.                                                 2,179                              110,000
David K. Fagin                                                      3,259                              112,000
F. Pierce Linaweaver/c/                                                    367                            113,000
Hanne M. Merriman                                                        3,225                            110,000
John G. Schreiber/c/                                                       367                            113,000
Hubert D. Vos                                                       3,329                              111,000
Paul M. Wythes                                                      2,299                              113,000
-------------------------------------------------------------------------------------------------------------------
Growth Stock Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                528                           $110,000
Anthony W. Deering/c/                                                      528                            110,000
Donald W. Dick, Jr.                                                 3,245                              110,000
David K. Fagin                                                      5,230                              112,000
F. Pierce Linaweaver/c/                                                    643                            113,000
Hanne M. Merriman                                                        5,153                            110,000
John G. Schreiber/c/                                                       643                            113,000
Hubert D. Vos                                                       5,336                              111,000
Paul M. Wythes                                                      3,476                              113,000
-------------------------------------------------------------------------------------------------------------------
Health Sciences Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                180                           $110,000
Anthony W. Deering/c/                                                      180                            110,000
Donald W. Dick, Jr.                                                 1,333                              110,000
David K. Fagin                                                      1,671                              112,000
F. Pierce Linaweaver/c/                                                    199                            113,000
Hanne M. Merriman                                                        1,659                            110,000
John G. Schreiber/c/                                                       199                            113,000
Hubert D. Vos                                                       1,689                              111,000
Paul M. Wythes                                                      1,371                              113,000
-------------------------------------------------------------------------------------------------------------------
Institutional Large-Cap Growth Fund(d)
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                 93                           $110,000
Anthony W. Deering/c/                                                       93                            110,000
Donald W. Dick, Jr.                                                    93                              110,000
David K. Fagin                                                         96                              112,000
F. Pierce Linaweaver/c/                                                     98                            113,000
Hanne M. Merriman                                                           92                            110,000
John G. Schreiber/c/                                                        98                            113,000
Hubert D. Vos                                                          95                              111,000
Paul M. Wythes                                                         98                              113,000
-------------------------------------------------------------------------------------------------------------------
Institutional Large-Cap Value Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                 93                           $110,000
Anthony W. Deering/c/                                                       93                            110,000
Donald W. Dick, Jr.                                                   923                              110,000
David K. Fagin                                                        925                              112,000
F. Pierce Linaweaver/c/                                                     93                            113,000
Hanne M. Merriman                                                          925                            110,000
John G. Schreiber/c/                                                        93                            113,000
Hubert D. Vos                                                         925                              111,000
Paul M. Wythes                                                        924                              113,000
-------------------------------------------------------------------------------------------------------------------
Institutional Mid-Cap Equity Growth Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                120                           $110,000
Anthony W. Deering/c/                                                      120                            110,000
Donald W. Dick, Jr.                                                 1,059                              110,000
David K. Fagin                                                      1,174                              112,000
F. Pierce Linaweaver/c/                                                    126                            113,000
Hanne M. Merriman                                                        1,170                            110,000
John G. Schreiber/c/                                                       126                            113,000
Hubert D. Vos                                                       1,180                              111,000
Paul M. Wythes                                                      1,072                              113,000
-------------------------------------------------------------------------------------------------------------------
Institutional Small-Cap Stock Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                117                           $110,000
Anthony W. Deering/c/                                                      117                            110,000
Donald W. Dick, Jr.                                                 1,038                              110,000
David K. Fagin                                                      1,132                              112,000
F. Pierce Linaweaver/c/                                                    122                            113,000
Hanne M. Merriman                                                        1,129                            110,000
John G. Schreiber/c/                                                       122                            113,000
Hubert D. Vos                                                       1,137                              111,000
Paul M. Wythes                                                      1,047                              113,000
-------------------------------------------------------------------------------------------------------------------
Media & Telecommunications Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                154                           $110,000
Anthony W. Deering/c/                                                      154                            110,000
Donald W. Dick, Jr.                                                 1,271                              110,000
David K. Fagin                                                      1,571                              112,000
F. Pierce Linaweaver/c/                                                    170                            113,000
Hanne M. Merriman                                                        1,560                            110,000
John G. Schreiber/c/                                                       170                            113,000
Hubert D. Vos                                                       1,588                              111,000
Paul M. Wythes                                                      1,304                              113,000
-------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                698                           $110,000
Anthony W. Deering/c/                                                      698                            110,000
Donald W. Dick, Jr.                                                 3,808                              110,000
David K. Fagin                                                      6,670                              112,000
F. Pierce Linaweaver/c/                                                    824                            113,000
Hanne M. Merriman                                                        6,586                            110,000
John G. Schreiber/c/                                                       824                            113,000
Hubert D. Vos                                                       6,790                              111,000
Paul M. Wythes                                                      4,067                              113,000
-------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                135                           $110,000
Anthony W. Deering/c/                                                      135                            110,000
Donald W. Dick, Jr.                                                 1,096                              110,000
David K. Fagin                                                      1,277                              112,000
F. Pierce Linaweaver/c/                                                    206                            113,000
Hanne M. Merriman                                                        1,228                            110,000
John G. Schreiber/c/                                                       206                            113,000
Hubert D. Vos                                                       1,259                              111,000
Paul M. Wythes                                                      1,173                              113,000
-------------------------------------------------------------------------------------------------------------------
New America Growth Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                201                           $110,000
Anthony W. Deering/c/                                                      201                            110,000
Donald W. Dick, Jr.                                                 1,544                              110,000
David K. Fagin                                                      2,082                              112,000
F. Pierce Linaweaver/c/                                                    230                            113,000
Hanne M. Merriman                                                        2,063                            110,000
John G. Schreiber/c/                                                       230                            113,000
Hubert D. Vos                                                       2,113                              111,000
Paul M. Wythes                                                      1,606                              113,000
-------------------------------------------------------------------------------------------------------------------
New Era Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                194                           $110,000
Anthony W. Deering/c/                                                      194                            110,000
Donald W. Dick, Jr.                                                 1,465                              110,000
David K. Fagin                                                      1,924                              112,000
F. Pierce Linaweaver/c/                                                    215                            113,000
Hanne M. Merriman                                                        1,910                            110,000
John G. Schreiber/c/                                                       215                            113,000
Hubert D. Vos                                                       1,948                              111,000
Paul M. Wythes                                                      1,511                              113,000
-------------------------------------------------------------------------------------------------------------------
New Horizons Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                585                           $110,000
Anthony W. Deering/c/                                                      585                            110,000
Donald W. Dick, Jr.                                                 3,530                              110,000
David K. Fagin                                                      5,742                              112,000
F. Pierce Linaweaver/c/                                                    696                            113,000
Hanne M. Merriman                                                        5,668                            110,000
John G. Schreiber/c/                                                       696                            113,000
Hubert D. Vos                                                       5,868                              111,000
Paul M. Wythes                                                      3,771                              113,000
-------------------------------------------------------------------------------------------------------------------
Real Estate Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                 99                           $110,000
Anthony W. Deering/c/                                                       99                            110,000
Donald W. Dick, Jr.                                                   949                              110,000
David K. Fagin                                                        972                              112,000
F. Pierce Linaweaver/c/                                                    101                            113,000
Hanns M. Merriman                                                          970                            110,000
John G. Schreiber/c/                                                       101                            113,000
Hubert D. Vos                                                         972                              111,000
Paul M. Wythes                                                        953                              113,000
-------------------------------------------------------------------------------------------------------------------
Science & Technology Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                623                           $110,000
Anthony W. Deering/c/                                                      623                            110,000
Donald W. Dick, Jr.                                                 4,163                              110,000
David K. Fagin                                                      7,457                              112,000
F. Pierce Linaweaver/c/                                                    793                            113,000
Hanne M. Merriman                                                        7,343                            110,000
John G. Schreiber/c/                                                       793                            113,000
Hubert D. Vos                                                       7,650                              111,000
Paul M. Wythes                                                      4,532                              113,000
-------------------------------------------------------------------------------------------------------------------
Small-Cap Stock Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                368                           $110,000
Anthony W. Deering/c/                                                      368                            110,000
Donald W. Dick, Jr.                                                 2,177                              110,000
David K. Fagin                                                      3,203                              112,000
F. Pierce Linaweaver/c/                                                    427                            113,000
Hanne M. Merriman                                                        3,164                            110,000
John G. Schreiber/c/                                                       427                            113,000
Hubert D. Vos                                                       3,243                              111,000
Paul M. Wythes                                                      2,283                              113,000
-------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                274                           $110,000
Anthony W. Deering/c/                                                      274                            110,000
Donald W. Dick, Jr.                                                 1,726                              110,000
David K. Fagin                                                      2,397                              112,000
F. Pierce Linaweaver/c/                                                    339                            113,000
Hanne M. Merriman                                                        2,353                            110,000
John G. Schreiber/c/                                                       339                            113,000
Hubert D. Vos                                                       2,411                              111,000
Paul M. Wythes                                                      1,820                              113,000
-------------------------------------------------------------------------------------------------------------------
Total Equity Market Index Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                111                           $110,000
Anthony W. Deering/c/                                                      111                            110,000
Donald W. Dick, Jr.                                                 1,015                              110,000
David K. Fagin                                                      1,094                              112,000
F. Pierce Linaweaver/c/                                                    116                            113,000
Hanne M. Merriman                                                        1,090                            110,000
John G. Schreiber/c/                                                       116                            113,000
Hubert D. Vos                                                       1,097                              111,000
Paul M. Wythes                                                      1,025                              113,000
-------------------------------------------------------------------------------------------------------------------
Value Fund
                                                                             $
Calvin W. Burnett, Ph.D./c/                                                213                           $110,000
Anthony W. Deering/c/                                                      213                            110,000
Donald W. Dick, Jr.                                                 1,502                              110,000
David K. Fagin                                                      1,991                              112,000
F. Pierce Linaweaver/c/                                                    251                            113,000
Hanne M. Merriman                                                        1,965                            110,000
John G. Schreiber/c/                                                       251                            113,000
Hubert D. Vos                                                       2,004                              111,000
Paul M. Wythes                                                      1,560                              113,000
-------------------------------------------------------------------------------------------------------------------






                                       43

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                                       44

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                                       45

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                                       46

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                                       47

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                                       48

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                                       50

 (a) Amounts in this column are based on accrued compensation for fiscal year 2001.

 (b) Amounts in this column are based on compensation received for fiscal year 2001. The T. Rowe Price complex included 97 funds as of December 31, 2001.

 (c) Newly elected to fund Board as of October 24, 2001.
 (d) Expenses estimated for the period October 31, 2001 through December 31,
   2001.


                 Directors' Holdings in the T. Rowe Price Funds

   The following table sets forth the T. Rowe Price fund holdings of the independent and inside directors, as of December 31, 2001.

                              Burnett  Deering     Dick     Fagin    Linaweaver  Merriman  Schreiber    Vos       Wythes
-----------------------------------------------------------                                                     ----------
    Aggregate Holdings,
    -------------------         $1-     over      over      over       over       over       over      over      over
         All Funds            $10,000  $100,000  $100,000  $100,000   $100,000   $100,000  $100,000   $100,000  $100,000
         ---------
--------------------------------------------------------------------------------------------------------------------------
 Balanced Fund                 None      None      None      None $50,001-$100,000 None      None       None       None

--------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth Fund         None      None   $1-$10,0$10,001-$50,000   None         over      None       None       None
                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth              None      None      None        None            None         None      None       None       None
 Fund-Advisor Class
-----------------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth Portfolio    None      None      None        None            None         None      None       None       None
-----------------------------------------------------------------------------------------------------------------------------------
 California Tax-Free Bond      None      None      None        None            None         None      None       None       None
 Fund
-----------------------------------------------------------------------------------------------------------------------------------
 California Tax-Free Money     None      None      None        None            None         None      None       None       None
 Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Capital Appreciation Fund     None      None      over        None            None      $10,001-$50,000   None       None     None
                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Capital Opportunity Fund      None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Corporate Income Fund         None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Developing Technologies       None      None      None        None            None           None         None       None     None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Diversified Small-Cap         None      None      None        None            None           None         None       None     None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Dividend Growth Fund          None      None      None   $10,001-$50,000      None      $10,001-$50,000   None       None     None

------------------------------------------------------------------------------------------------------------------------------------
 Emerging Europe &             None      None      None        None            None           None         None       None     None
 Mediterranean Fund
------------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Bond Fund    None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Stock Fund   None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund            None      None$50,001-$100,$50,001-$100,000     None      $50,001-$100,000  None  $10,001-$50,00None

------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund-Advisor    None      None         None            None            None            None         None       None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Portfolio       None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Equity Index 500 Fund         None      None         None            None            None       over $100,000     None       None

------------------------------------------------------------------------------------------------------------------------------------
 Equity Index 500 Portfolio    None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 European Stock Fund           None      over    $10,001-$50,000 $10,001-$50,000      None            None         None       None
                                       $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Extended Equity Market        None      None         None            None            None            None         None       None
 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
 Financial Services Fund       None      None    $10,001-$50,000      None            None            None         None       None

------------------------------------------------------------------------------------------------------------------------------------
 Florida Intermediate          None      None         None            None            None            None         None       None
 Tax-Free Fund
------------------------------------------------------------------------------------------------------------------------------------
 Georgia Tax-Free Bond Fund    None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Global Stock Fund             None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Global Technology Fund        None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 GNMA Fund                     None      None         None            None            None            None         over       None
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Government Reserve            None      None         None            None            None            None         None       None
 Investment Fund
------------------------------------------------------------------------------------------------------------------------------------
 Growth & Income Fund          None      None      $1-$10,000         None            None            None         over       No$10,
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Growth Stock Fund             None      None    $10,001-$50,000      None       $10,001-$50,000      None         None       None

------------------------------------------------------------------------------------------------------------------------------------
 Growth Stock Fund-Advisor     None      None         None            None            None            None         None       None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Health Sciences Fund          None      None    $10,001-$50,000      None            None            None         None $50,001-$100

------------------------------------------------------------------------------------------------------------------------------------
 Health Sciences Portfolio     None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 High Yield Fund             $1-$10,000  None    $10,001-$50,000      None            None            None         over       None
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 High Yield Fund-Advisor        None      None         None            None            None            None         None      None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Foreign          None      None         None            None            None            None         None      None
 Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Large-Cap        None      None         None            None            None            None         None      None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Large-Cap        None      None         None            None            None            None         None      None
 Value Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Mid-Cap          None      None         None            None            None            None         None      None
 Equity Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Small-Cap        None      None         None            None            None            None         None      None
 Stock Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Bond Fund        None      None   $50,001-$100,000      None            None            None         None      None

------------------------------------------------------------------------------------------------------------------------------------
 International Bond             None      None         None            None            None            None         None      None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 International Discovery        None$50,001-$100,0$10,001-$50,000      None       over $100,000        None         None      None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Equity Index     None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Growth &         None         None            None            None            None            None         None    No
 Income Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Stock Fund    $1-$10,000 over $100,000        None       over $100,000        None            None         None    No

------------------------------------------------------------------------------------------------------------------------------------
 International Stock            None         None            None            None            None            None         None    No
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 International Stock            None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Japan Fund                     None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Latin America Fund             None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Limited-Term Bond Portfolio    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Short-Term            None         None            None            None            None            None         None    No
 Tax-Free Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Tax-Free Bond Fund    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Tax-Free Money        None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Media & Telecommunications     None    $10,001-$50,000      None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Fund            None         None         $1-$10,000    $10,001-$50,000      None            None         No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Fund-Advisor    None         None            None            None            None            None         None    No
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Portfolio       None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Fund             None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 New America Growth Fund        None         None            None            None       over $100,000   $10,001-$50,000   None    No
------------------------------------------------------------------------------------------------------------------------------------
 New America Growth             None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 New Asia Fund                  None         None            None       $10,001-$50,000      None            None         None    No

------------------------------------------------------------------------------------------------------------------------------------
 New Era Fund                   None         None            None            None            None            None         No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 New Horizons Fund           $1-$10,000      None       $10,001-$50,000   $1-$10,000    over $100,000   $10,001-$50,000   No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 New Income Fund                None         None      $50,001-$100,000      None            None            None         over    No
                                                                                                                        $100,000
------------------------------------------------------------------------------------------------------------------------------------
 New Jersey Tax-Free Bond       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 New York Tax-Free Bond Fund    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 New York Tax-Free Money        None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Balanced     None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Balanced     None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Growth       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Income       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Fund          $1-$10,000      None       over $100,000        None         $1-$10,000   $50,001-$100,0$10,001-$50,0No

------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Fund-PLUS        None         None            None            None            None            None           None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Portfolio        None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Real Estate Fund               None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Reserve Investment Fund        None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Science & Technology Fund      None    over $100,000        None            None            None       $10,001-$50,000     No$10,00
------------------------------------------------------------------------------------------------------------------------------------
 Science & Technology           None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Fund           None         None            None      $50,001-$100,000      None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Stock Fund           None         None         $1-$10,000    $10,001-$50,000      None            None           No$10,00

------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Stock                None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Value Fund           None         None            None            None            None            None           No$10,00

------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Value                None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Spectrum Growth Fund           None         None            None            None            None       over $100,000       None

------------------------------------------------------------------------------------------------------------------------------------
 Spectrum Income Fund           None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Spectrum International Fund    None         None            None            None            None       $10,001-$50,000     None
------------------------------------------------------------------------------------------------------------------------------------
 Summit Cash Reserves Fund      None         None            None       over $100,000        None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit GNMA Fund               None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal Income        None         None            None            None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal               None         None            None            None            None            None           over
 Intermediate Fund                                                                                                        $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal Money         None         None            None            None            None      $50,001-$100,000     None
 Market Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Balanced Fund    None         None            None      $50,001-$100,000      None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Growth Fund      None         None            None       $10,001-$50,000      None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Multi-Cap        None         None            None            None            None            None           None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Fund          None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Fund-PLUS     None         None            None            None            None            None           None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free High Yield Fund       None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Income Fund           None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Intermediate Bond     None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Short-Intermediate    None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Total Equity Market Index      None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Bond Index Fund           None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Intermediate     None         None       over $100,000        None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Long-Term        None         None            None            None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Money Fund       None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Value Fund                     None         None       $10,001-$50,000      None            None      $50,001-$100,000     over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Value Fund-Advisor Class       None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Virginia Tax-Free Bond Fund    None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------

                            Kennedy           Laporte           Riepe            Testa
--------------------------------------------------------------------------------------------
 Aggregate Holdings,
 -------------------
      All Funds          over $100,000     over $100,000    over $100,000   over $100,000
      ---------
--------------------------------------------------------------------------------------------
 Balanced Fund                None              None        over $100,000        None
--------------------------------------------------------------------------------------------
 Blue Chip Growth Fund        None              None            None             None
--------------------------------------------------------------------------------------------
 Blue Chip Growth             None              None            None             None
 Fund-Advisor Class
--------------------------------------------------------------------------------------------
 Blue Chip Growth             None              None            None             None
 Portfolio
--------------------------------------------------------------------------------------------
 California Tax-Free          None              None            None             None
 Bond Fund
--------------------------------------------------------------------------------------------
 California Tax-Free          None              None            None             None
 Money Fund
--------------------------------------------------------------------------------------------
 Capital Appreciation    over $100,000     over $100,000    over $100,000        None
 Fund
--------------------------------------------------------------------------------------------
 Capital Opportunity    $10,001-$50,000   $50,001-$100,000      None             None
 Fund
--------------------------------------------------------------------------------------------
 Corporate Income Fund        None              None            None             None
--------------------------------------------------------------------------------------------
 Developing                   None         over $100,000        None             None
 Technologies Fund
--------------------------------------------------------------------------------------------
 Diversified Small-Cap        None              None            None             None
 Growth Fund
--------------------------------------------------------------------------------------------
 Dividend Growth Fund    over $100,000          None            None             None
--------------------------------------------------------------------------------------------
 Emerging Europe &            None              None            None             None
 Mediterranean Fund
--------------------------------------------------------------------------------------------
 Emerging Markets Bond        None              None            None             None
 Fund
--------------------------------------------------------------------------------------------
 Emerging Markets             None              None            None         over $100,000
 Stock Fund
--------------------------------------------------------------------------------------------
 Equity Income Fund     $10,001-$50,000         None        over $100,000        None
--------------------------------------------------------------------------------------------
 Equity Income                None              None            None             None
 Fund-Advisor Class
--------------------------------------------------------------------------------------------
 Equity Income                None              None            None             None
 Portfolio
--------------------------------------------------------------------------------------------
 Equity Index 500 Fund        None              None            None             None
--------------------------------------------------------------------------------------------
 Equity Index 500             None              None            None             None
 Portfolio
--------------------------------------------------------------------------------------------
 European Stock Fund          None        $10,001-$50,000       None             None
--------------------------------------------------------------------------------------------
 Extended Equity              None              None            None             None
 Market Index Fund
--------------------------------------------------------------------------------------------
 Financial Services      over $100,000          None            None             None
 Fund
--------------------------------------------------------------------------------------------
 Florida Intermediate         None              None            None             None
 Tax-Free Fund
--------------------------------------------------------------------------------------------
 Georgia Tax-Free Bond        None              None            None             None
 Fund
--------------------------------------------------------------------------------------------
 Global Stock Fund            None              None            None             None
--------------------------------------------------------------------------------------------
 Global Technology            None              None            None             None
 Fund
--------------------------------------------------------------------------------------------
 GNMA Fund                    None              None            None             None
--------------------------------------------------------------------------------------------
 Government Reserve           None              None            None             None
 Investment Fund
--------------------------------------------------------------------------------------------
 Growth & Income Fund         None              None        over $100,000        None
--------------------------------------------------------------------------------------------
 Growth Stock Fund            None              None            None             None
--------------------------------------------------------------------------------------------
 Growth Stock                 None              None            None             None
 Fund-Advisor Class
--------------------------------------------------------------------------------------------
 Health Sciences Fund    over $100,000          None            None         over $100,000
--------------------------------------------------------------------------------------------
 Health Sciences              None              None            None             None
 Portfolio
--------------------------------------------------------------------------------------------
 High Yield Fund              None              None        over $100,000        None
--------------------------------------------------------------------------------------------
 High Yield                   None              None            None             None
 Fund-Advisor Class
--------------------------------------------------------------------------------------------
 Institutional Foreign        None              None            None             None
 Equity Fund
--------------------------------------------------------------------------------------------
 Institutional                None              None            None             None
 Large-Cap Growth Fund
--------------------------------------------------------------------------------------------
 Institutional                None              None            None             None
 Large-Cap Value Fund
--------------------------------------------------------------------------------------------
 Institutional Mid-Cap        None              None            None             None
 Equity Growth Fund
--------------------------------------------------------------------------------------------
 Institutional                None              None            None             None
 Small-Cap Stock Fund
--------------------------------------------------------------------------------------------
 International Bond           None              None            None             None
 Fund
--------------------------------------------------------------------------------------------
 International Bond           None              None            None             None
 Fund-Advisor Class
--------------------------------------------------------------------------------------------
 International          $50,001-$100,000   over $100,000     $1-$10,000      over $100,000
 Discovery Fund
--------------------------------------------------------------------------------------------
 International Equity         None              None            None             None
 Index Fund
--------------------------------------------------------------------------------------------
 International Growth         None              None            None             None
 & Income Fund
--------------------------------------------------------------------------------------------
 International Stock     over $100,000     over $100,000    over $100,000    over $100,000
 Fund
--------------------------------------------------------------------------------------------
 International Stock          None              None            None             None
 Fund-Advisor Class
--------------------------------------------------------------------------------------------
 International Stock          None              None            None             None
 Portfolio
--------------------------------------------------------------------------------------------
 Japan Fund                   None              None        over $100,000        None
--------------------------------------------------------------------------------------------
 Latin America Fund      over $100,000          None            None             None
--------------------------------------------------------------------------------------------
 Limited-Term Bond            None              None            None             None
 Portfolio
--------------------------------------------------------------------------------------------
 Maryland Short-Term          None              None            None             None
 Tax-Free Bond Fund
--------------------------------------------------------------------------------------------
 Maryland Tax-Free            None         over $100,000        None             None
 Bond Fund
--------------------------------------------------------------------------------------------
 Maryland Tax-Free            None              None            None             None
 Money Fund
--------------------------------------------------------------------------------------------
 Media &
 Telecommunications      over $100,000          None            None             None
 Fund
--------------------------------------------------------------------------------------------
 Mid-Cap Growth Fund     over $100,000     over $100,000        None         over $100,000
--------------------------------------------------------------------------------------------
 Mid-Cap Growth               None              None            None             None
 Fund-Advisor Class
--------------------------------------------------------------------------------------------
 Mid-Cap Growth               None              None            None             None
 Portfolio
--------------------------------------------------------------------------------------------
 Mid-Cap Value Fund      over $100,000          None            None             None
--------------------------------------------------------------------------------------------
 New America Growth           None         over $100,000        None             None
 Fund
--------------------------------------------------------------------------------------------
 New America Growth           None              None            None             None
 Portfolio
--------------------------------------------------------------------------------------------
 New Asia Fund           over $100,000     over $100,000     $1-$10,000          None
--------------------------------------------------------------------------------------------
 New Era Fund            over $100,000          None            None             None
--------------------------------------------------------------------------------------------
 New Horizons Fund            None         over $100,000        None         over $100,000
--------------------------------------------------------------------------------------------
 New Income Fund              None        $10,001-$50,000       None             None
--------------------------------------------------------------------------------------------
 New Jersey Tax-Free          None              None            None             None
 Bond Fund
--------------------------------------------------------------------------------------------
 New York Tax-Free            None              None            None             None
 Bond Fund
--------------------------------------------------------------------------------------------
 New York Tax-Free            None              None            None             None
 Money Fund
--------------------------------------------------------------------------------------------
 Personal Strategy            None              None            None             None
 Balanced Fund
--------------------------------------------------------------------------------------------
 Personal Strategy            None              None            None             None
 Balanced Portfolio
--------------------------------------------------------------------------------------------
 Personal Strategy            None              None            None             None
 Growth Fund
--------------------------------------------------------------------------------------------
 Personal Strategy            None              None            None             None
 Income Fund
--------------------------------------------------------------------------------------------
 Prime Reserve Fund      over $100,000    $10,001-$50,000   over $100,000   $10,001-$50,000
--------------------------------------------------------------------------------------------
 Prime Reserve                None              None            None             None
 Fund-PLUS Class
--------------------------------------------------------------------------------------------
 Prime Reserve                None              None            None             None
 Portfolio
--------------------------------------------------------------------------------------------
 Real Estate Fund             None              None            None             None
--------------------------------------------------------------------------------------------
 Reserve Investment           None              None            None             None
 Fund
--------------------------------------------------------------------------------------------
 Science & Technology         None         over $100,000    over $100,000        None
 Fund
--------------------------------------------------------------------------------------------
 Science & Technology         None              None            None             None
 Fund-Advisor Class
--------------------------------------------------------------------------------------------
 Short-Term Bond Fund         None              None        over $100,000        None
--------------------------------------------------------------------------------------------
 Small-Cap Stock Fund    over $100,000          None            None             None
--------------------------------------------------------------------------------------------
 Small-Cap Stock              None              None            None             None
 Fund-Advisor Class
--------------------------------------------------------------------------------------------
 Small-Cap Value Fund         None              None        over $100,000    over $100,000
--------------------------------------------------------------------------------------------
 Small-Cap Value              None              None            None             None
 Fund-Advisor Class
--------------------------------------------------------------------------------------------
 Spectrum Growth Fund         None              None            None             None
--------------------------------------------------------------------------------------------
 Spectrum Income Fund         None              None            None             None
--------------------------------------------------------------------------------------------
 Spectrum                     None              None            None             None
 International Fund
--------------------------------------------------------------------------------------------
 Summit Cash Reserves    over $100,000     over $100,000    over $100,000    over $100,000
 Fund
--------------------------------------------------------------------------------------------
 Summit GNMA Fund             None              None            None             None
--------------------------------------------------------------------------------------------
 Summit Municipal             None              None            None             None
 Income Fund
--------------------------------------------------------------------------------------------
 Summit Municipal             None              None            None         over $100,000
 Intermediate Fund
--------------------------------------------------------------------------------------------
 Summit Municipal        over $100,000          None        over $100,000        None
 Money Market Fund
--------------------------------------------------------------------------------------------
 Tax-Efficient                None              None            None             None
 Balanced Fund
--------------------------------------------------------------------------------------------
 Tax-Efficient Growth         None              None            None             None
 Fund
--------------------------------------------------------------------------------------------
 Tax-Efficient                None              None            None             None
 Multi-Cap Growth Fund
--------------------------------------------------------------------------------------------
 Tax-Exempt Money Fund   over $100,000          None            None             None
--------------------------------------------------------------------------------------------
 Tax-Exempt Money             None              None            None             None
 Fund-PLUS Class
--------------------------------------------------------------------------------------------
 Tax-Free High Yield          None              None            None             None
 Fund
--------------------------------------------------------------------------------------------
 Tax-Free Income Fund         None              None            None        $10,001-$50,000
--------------------------------------------------------------------------------------------
 Tax-Free Intermediate        None              None            None             None
 Bond Fund
--------------------------------------------------------------------------------------------
 Tax-Free
 Short-Intermediate           None              None        over $100,000        None
 Fund
--------------------------------------------------------------------------------------------
 Total Equity Market          None              None        over $100,000        None
 Index Fund
--------------------------------------------------------------------------------------------
 U.S. Bond Index Fund         None              None            None             None
--------------------------------------------------------------------------------------------
 U.S. Treasury                None              None            None             None
 Intermediate Fund
--------------------------------------------------------------------------------------------
 U.S. Treasury                None              None            None             None
 Long-Term Fund
--------------------------------------------------------------------------------------------
 U.S. Treasury Money          None              None            None             None
 Fund
--------------------------------------------------------------------------------------------
 Value Fund              over $100,000     over $100,000    over $100,000    over $100,000
--------------------------------------------------------------------------------------------
 Value Fund-Advisor           None              None            None             None
 Class
--------------------------------------------------------------------------------------------
 Virginia Tax-Free            None              None            None             None
 Bond Fund
--------------------------------------------------------------------------------------------

 PRINCIPAL HOLDERS OF SECURITIES
 -------------------------------------------------------------------------------

   As of July 31, 2002, the officers and directors of the fund, as a group, owned less than 1% of the outstanding shares of the fund.

   As of July 31, 2002, the following shareholders of record owned more than 5% of the outstanding shares of any share class of the fund:

   Balanced (53.65%), Capital Appreciation (19.18%), Equity Income (25.05%), Extended Equity Market Index (16.57%), Growth & Income (26.47%), Growth Stock (23.16%), New America Growth (32.11%), New Era (5.59%), New Horizons (31.14%), Science & Technology (21.66%), and Small-Cap Value Funds (20.36%):



   T. Rowe Price Trust Company, Inc./a/, Attn.: TRPS Institutional Control Department, P.O. Box 17215, Baltimore, Maryland 21297-1215;

   /a/ T. Rowe Price Trust Company is a wholly owned subsidiary of T. Rowe Price
       Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price

       Trust Company is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Trust Company and are voted by various retirement plans and retirement participants.


   Blue Chip Growth Fund (39.82%): T. Rowe Price Retirement Plan Services/b/ TR Blue Chip Growth Fund, Attn.: Asset Reconciliations, P.O. Box 17215, Baltimore, Maryland 21297-1215;


   /b/ T. Rowe Price Retirement Plan Services is a wholly owned subsidiary of T.
       Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Retirement Plan Services is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Retirement Plan Services and are voted by various retirement plans and retirement participants.


   Capital Appreciation (6.88%), Financial Services (6.67%), Mid-Cap Growth (10.43%), Mid-Cap Value (6.04%), New Era (7.12%), and Small-Cap Value Funds (6.50%): Charles Schwab & Co. Inc., Reinvest Account, Attn.: Mutual Fund Department, 101 Montgomery Street, San Francisco, California 94104-4122;

   Capital Opportunity (5.85%) and Value Funds (23.07%): T. Rowe Price Trust Company, Inc., Attn.: Installation Team for TRPS Institutional Control Department, P.O. Box 17125, Baltimore, Maryland 21297-1125;


   Developing Technologies Fund (10.93%): Trustees of T. Rowe Price, 401k Plus Plan, Attn.: Financial Reporting Department, P.O. Box 89000, Baltimore, Maryland 21289-0001;


   Dividend Growth Fund (17.49%): T. Rowe Price Trust Company, Inc., Dividend Growth Fund (DGF), Attn.: Asset Reconciliation, P.O. Box 17215, Baltimore, Maryland 21297-1215;

   Equity Index 500 Fund (38.85%): T. Rowe Price Trust Company, Inc., Attn.: RPS Control Department, 10090 Red Run Boulevard, Owings Mills, Maryland 21117-4842;

   Growth & Income (13.62%), New Era (5.10%), New Horizons (10.38%), and Mid-Cap Value Funds (16.28%): Pirateline & Company, T. Rowe Price Associates, Attn.:
   Fund Accounting Department, 100 East Pratt Street, Baltimore, Maryland 21202-1009;


   Institutional Large-Cap Growth Fund (100.00%): T. Rowe Price Associates/c/,
   Attn.: Financial Reporting Department, 100 East Pratt Street, Baltimore, Maryland 21202-1009;

   /c/ T. Rowe Price Associates is a wholly owned subsidiary of T. Rowe Price
       Group, Inc., each a Maryland corporation. Securities owned by T. Rowe Price Associates are the result of its contribution to the fund at the fund's inception in order to provide the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Associates would be able to determine the outcome of most issues that were submitted to shareholders for vote.

   Institutional Large-Cap Value Fund (100.00%): T. Rowe Price Finance Inc./d/, 802 West Street, Suite 301, Wilmington, Delaware 19801-1526;

   /d/ T. Rowe Price Finance is a wholly owned subsidiary of T. Rowe Price
       Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. Securities owned by T. Rowe Price Finance are the result of its contribution to the fund at the fund's inception in order to provide the fund with sufficient capital to invest in accordance with its investment program. At the level of ownership indicated, T. Rowe Price Finance would be able to determine the outcome of most issues that were submitted to shareholders for vote.


   Institutional Mid-Cap Equity Growth Fund: Atlantic Trust Company NA (8.81%),
   Attn.: Kathy Trull, 100 Federal Street, 37th Floor, Boston, Massachusetts 02110-1802; Atlantic Trust Company NA (11.43%), Attn.: Kathy Trull, 100 Federal Street, 37th Floor, Boston, Massachusetts 02110-1802; Stichting Pensioenfonds (7.98%), Van de Koninklijke Nedlloyd, P.O. Box 1982, 3000 B Z Rotterdam, The Netherlands; Mellon Trust Co. TR Nexfor Master Investment Trust Funds, 161 Bay Street, P.O. Box 500, Toronto, Ontario Canada M5J2S8; Band & Company (5.37%), c/o Firstar Bank, P.O. Box 1787, Milwaukee, Wisconsin 53201-1787;

   Institutional Small-Cap Stock Fund: Brookline Contributory Retirement Systems (5.36%), 333 Washington Street, Brookline, Massachusetts 02445-6853; Northern Trust Co. TR Illinois Tool Works Pension Trust U/A DTD 1/8/90 (11.87%),
   Attn.: Robert T. Callahan, 3600 West Lake Avenue, Glenview, Illinois 60025-1215; Deutsche Trust Bank Limited FBO Tokkin Fund No. 5064 (12.67%), Sanno Park Tower 2-11-1, Nagatacho Chiyoda KU, Tokyo, Japan 100-6172; Sigler & Co. Cust, Smithsonian Institution (18.46%), Chase Manhattan Bank, Mark R. Pensec, AVP, 4 New York Plaza 2nd Floor, New York, New York 10004-2413;

   Media & Telecommunications Fund (7.09%): T. Rowe Price Trust Company, Inc., Media & Telecommunications Fund, DST #121, P.O. Box 17215, Baltimore, Maryland 21297-1215;

   Mid-Cap Growth Fund (17.34%): T. Rowe Price Trust Company, Inc., Attn.: Asset Reconciliations, P.O. Box 17215, Baltimore, Maryland 21297-1215;

   Mid-Cap Value Fund: National Financial Services for the Exclusive Benefit of Our Customers (6.50%), 200 Liberty, One Financial Center 5th Floor, New York, New York 10281-1003;

   New America Growth Fund (9.15%): Wilmington Trust Co. TR, FBO Continental Airlines Inc., DCP Plan A/C #49277-0, c/o Mutual Funds, P.O. Box 8971, Wilmington, Delaware 19899-8971;

   Real Estate Fund (6.67%): T. Rowe Price Retirement Plan Services, Inc., Kimley-Horn Retirement Savings PL, Plan #105315, NB-Custom Blended Fund #122 REF, P.O. Box 17215, Baltimore, Maryland 21297-1215;

   Small-Cap Stock Fund: T. Rowe Price Trust Company, Inc. (17.95%), T. Rowe Price OTC Fund, Attn.: RPS Control Department, P.O. Box 17215, Baltimore, Maryland 21297-1215; Norwest Bank Company NA TR FBO State of Minnesota Deferred Compensation Plan, Minnesota State Deferred Compensation Plan Trust (7.14%), c/o Great West Life Recordkeeper, 8515 East Orchard Road, Attn.:
   2T2, Englewood, Colorado 80111-5037.




 INVESTMENT MANAGEMENT SERVICES
 -------------------------------------------------------------------------------
   Services
   Under the Management Agreement, T. Rowe Price provides the fund with discretionary investment services. Specifically, T. Rowe Price is responsible for supervising and directing the investments of the fund in accordance with the fund's investment objectives, program, and restrictions as provided in its prospectus and this Statement of Additional Information. T. Rowe Price is also responsible for effecting all security transactions on behalf of the fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. . In addition to these services,
   T. Rowe Price provides the fund with certain corporate administrative services, including: maintaining the fund's corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the fund; maintaining liaison with the agents employed by the fund such as the fund's custodian and transfer agent; assisting the fund in the coordination of such agents' activities; and permitting T. Rowe Price's employees to serve as officers, directors, and committee members of the fund without cost to the fund.

   The Management Agreement also provides that T. Rowe Price, its directors, officers, employees, and certain other persons performing specific functions for the fund will only be liable to the fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

   Approval of Management Agreements
   The Management Agreements of the funds are reviewed each year by the funds' Boards of Directors to determine whether the agreements should be renewed for a one-year period or not. Renewal of the agreements requires the majority vote of the Board of Directors, including a majority of the independent directors. Each fund board consists of a majority of independent directors.

   In approving the continuation of the investment management agreements for each fund for the current year, the Board reviewed reports prepared by T. Rowe Price, materials provided by fund counsel and counsel to the independent directors, as well as other information. The Board considered the nature and quality of the investment management services provided to the fund by T. Rowe Price under the investment management agreements and the personnel who provide these services, including the historical performance of the fund compared to its benchmark index and its peer group of similar investment companies. In addition, the Board considered other services provided to the fund by T. Rowe Price and its affiliates, such as administrative services, shareholder services, fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the fund's operation.

   The Board considered the fees paid to T. Rowe Price for investment management services, as well as compensation paid to T. Rowe Price or its affiliates for other non-advisory services provided to the fund. In connection with its review of the fees paid to T. Rowe Price and its affiliates, the Board reviewed information provided by Lipper Inc. comparing the fund's advisory fee rate and overall expense ratio with those of comparable funds. Where applicable, the Board considered that the fund's advisory fee structure reflects breakpoints, which permit fee reductions resulting from economies of scale. Additionally and where applicable, the Board considered the contractual fee waivers and expense reimbursements agreed to by T. Rowe Price.

   The Board also considered the costs incurred and the benefits received by T. Rowe Price and its affiliates, including the profitability of T. Rowe Price from providing advisory services to the fund. In reviewing data concerning the profitability of T. Rowe Price, the Board examined, among other components, the cost allocation methodology utilized in the presentation. In addition, the Board considered other potential benefits to T. Rowe Price, such as the research services T. Rowe Price receives from brokers in return for allocating fund brokerage in a "soft dollar" arrangement.

   Based on the information reviewed and the discussions, the Board concluded that it was satisfied with the nature and quality of the services provided by
   T. Rowe Price to the fund and that the management fee rate was reasonable in relation to such services. The independent directors of the fund were assisted by independent legal counsel in their deliberations.

   All funds except Equity Index 500, Extended Equity Market Index, Total Equity Market Index, Institutional Large-Cap Growth, Institutional Large-Cap Value, Institutional Mid-Cap Equity Growth, and Institutional Small-Cap Stock Funds

   Management Fee
   The fund pays a fee ("Fee") which consists of two components: a Group Management Fee ("Group Fee") and an Individual Fund Fee ("Fund Fee"). The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is calculated as described next.

   The monthly Group Fee ("Monthly Group Fee") is the sum of the daily Group Fee accruals ("Daily Group Fee Accruals") for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds' group fee accrual as determined below ("Daily Price Funds' Group Fee Accrual") by the ratio of the Price Fund's net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily Price Funds' Group Fee Accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the annualized Daily Price Funds' Group Fee Accrual for that day as determined in accordance with the following schedule:

                                       0.480%  First $1 billion  0.360%  Next $2 billion   0.310%  Next $16 billion
                                       ------------------------------------------------------------------------------
                                       0.450%  Next $1 billion   0.350%  Next $2 billion   0.305%  Next $30 billion
                                       ------------------------------------------------------------------------------
                                       0.420%  Next $1 billion   0.340%  Next $5 billion   0.300%  Next $40 billion
                                       ------------------------------------------------------------------------------
                                       0.390%  Next $1 billion   0.330%  Next $10 billion  0.295%  Thereafter
                                       ------------------------------------------------------------------------------
                                       0.370%  Next $1 billion   0.320%  Next $10 billion




   For the purpose of calculating the Group Fee, the Price Funds include all the mutual funds distributed by Investment Services (excluding the T. Rowe Price Spectrum Funds, and any institutional, index, or private label mutual funds). For the purpose of calculating the Daily Price Funds' Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with the fund's prospectus as of the close of business on the previous business day on which the fund was open for business.

   The monthly Fund Fee ("Monthly Fund Fee") is the sum of the daily Fund Fee accruals ("Daily Fund Fee Accruals") for each month. The Daily Fund Fee Accrual for any particular day is computed by multiplying the fraction of one
   (1) over the number of calendar days in the year by the individual Fund Fee Rate and multiplying this product by the net assets of the fund for that day, as determined in accordance with the fund's prospectus as of the close of business on the previous business day on which the fund was open for business. The individual fund fees  are listed in the following chart:

Balanced Fund                         0.15%
Blue Chip Growth Fund                 0.30%
Capital Appreciation Fund             0.30%
Capital Opportunity Fund              0.35%
Developing Technologies Fund          0.60%
Diversified Small-Cap Growth Fund     0.35%
Dividend Growth Fund                  0.20%
Equity Income Fund                    0.25%
Financial Services Fund               0.35%
Global Technology Fund                0.45%
Growth & Income Fund                  0.25%
Growth Stock Fund                     0.25%
Health Sciences Fund                  0.35%
Media & Telecommunications Fund       0.35%
Mid-Cap Growth Fund                   0.35%
Mid-Cap Value Fund                    0.35%
New America Growth Fund               0.35%
New Era Fund                          0.25%
New Horizons Fund                     0.35%
Real Estate Fund                      0.30%
Science & Technology Fund             0.35%
Small-Cap Stock Fund                  0.45%
Small-Cap Value Fund                  0.35%
Value Fund                            0.35%




   Equity Index 500 Fund
   The fund pays T. Rowe Price an annual investment management fee in monthly installments of 0.15% of the average daily net asset value of the fund.

   Extended Equity Market Index and Total Equity Market Index Funds
   The Management Agreement between each fund and T. Rowe Price provides that each fund pays T. Rowe
   Price an annual fee of 0.40%. The agreement also provides that T. Rowe Price will pay all expenses of each fund's operations, except interest, taxes, brokerage commissions, and other charges incident to the purchase, sale, or lending of the fund's portfolio securities, directors' fees, and expenses (including counsel fees and expenses) and such non-recurring or extraordinary expenses that may arise, including the costs of actions, suits, or proceedings to which the fund is a party and the expenses the fund may incur as a result of its obligation to provide indemnification to its officers, directors, and agents. However, the Board of Directors for the funds reserves the right to impose additional fees against shareholder accounts to defray expenses which would otherwise be paid by T. Rowe Price under the management agreement. The Board does not anticipate levying such charges; such a fee, if charged, may be retained by the fund or paid to T. Rowe Price.

   Institutional Large-Cap Growth Fund
   The fund pays T. Rowe Price an annual investment management fee in monthly installments of 0.55% of the average daily net asset value of the fund.

   Institutional Large-Cap Value Fund
   The fund pays T. Rowe Price an annual investment management fee in monthly installments of 0.55% of the average daily net asset value of the fund.

   Institutional Mid-Cap Equity Growth Fund
   The fund pays T. Rowe Price an annual investment management fee in monthly installments of 0.60% of the average daily net asset value of the fund.

   Institutional Small-Cap Stock Fund
   The fund pays T. Rowe Price an annual investment management fee in monthly installments of 0.65% of the average daily net asset value of the fund.


                     Expense Limitations and Reimbursements

   The following chart sets forth expense ratio limitations and the periods for which they are effective. For each, T. Rowe Price has agreed to bear any fund expenses (other than interest, taxes, brokerage, and other expenditures that are capitalized in accordance with generally accepted accounting principles and extraordinary expenses) which would cause the fund's ratio of expenses to average net assets to exceed the indicated percentage limitation. . (The expense limitation for the Advisor Class relates to operating expenses other than management fees and certain other portfolio level expenses such as fees for custody, outside directors, and auditors.) The expenses borne by T. Rowe Price are subject to reimbursement by the fund through the indicated reimbursement date, provided no reimbursement will be made if it would result in the fund's expense ratio exceeding its applicable limitation. .

                                                                                            Expense       Reimbursement
                              Fund                                   Limitation Period      -------       -------------
                              ----                                   -----------------       Ratio            Date
-------------------------------------------------------------------------------------------  -----            ----
                                                                                           Limitation
                                                                                           ----------
                                                                                           -------------------------------
                                                                   January 1, 2002 -
Blue Chip Growth Fund-Advisor Class                                December 31, 2003                   December 31, 2005
                                                                   September 30, 2002 -
Blue Chip Growth Fund-R Class                                      April 30, 2004                      April 30, 2006
                                                                   August 31, 2000 -
Developing Technologies                                            December 31, 2002         1.50%     December 31, 2004
                                                                   May 1, 2002 - April
Diversified Small-Cap Growth(a)                                    30, 2004                            April 30, 2006
                                                                   January 1, 2002 -
Equity Income Fund-Advisor Class(b)                                December 31, 2003                   December 31, 2005
                                                                   September 30, 2002 -
Equity Income Fund-R Class                                         April 30, 2004                      April 30, 2006
                                                                   January 1, 2001 -
Equity Index 500(c)                                                December 31, 2003                   December 31, 2005
                                                                   September 29, 2000 -
Global Technology                                                  December 31, 2002         1.50%     December 31, 2004
                                                                   January 1, 2002 -
Growth Stock Fund-Advisor Class                                    December 31, 2003                   December 31, 2005
                                                                   September 30, 2002 -
Growth Stock Fund-R Class                                          April 30, 2004                      April 30, 2006
                                                                   October 31, 2001 -
Institutional Large-Cap Growth                                     December 31, 2002                   December 31, 2004
                                                                   January 1, 2002 -
Institutional Large-Cap Value(d)                                   December 31, 2003                   December 31, 2005
                                                                   January 1, 2002 -
Institutional Small-Cap Stock(e)                                   December 31, 2003                   December 31, 2005
                                                                   January 1, 2002 -
Mid-Cap Growth Fund-Advisor Class(f)                               December 31, 2003                   December 31, 2005
                                                                   September 30, 2002 -
Mid-Cap Growth Fund-R Class                                        April 30, 2004                      April 30, 2006
                                                                   September 30, 2002 -
Mid-Cap Value Fund-Advisor Class                                   April 30, 2004                      April 30, 2006
                                                                   September 30, 2002 -
Mid-Cap Value Fund-R Class                                         April 30, 2004                      April 30, 2006
                                                                   January 1, 2002 -
Real Estate(g)                                                     December 31, 2003                   December 31, 2005
                                                                   January 1, 2002 -
Science & Technology Fund-Advisor Class(h)                         December 31, 2003                   December 31, 2005
                                                                   January 1, 2002 -
Small-Cap Stock Fund-Advisor Class(i)                              December 31, 2003                   December 31, 2005
                                                                   January 1, 2002 -
Small-Cap Value Fund-Advisor Class(j)                              December 31, 2003                   December 31, 2005
Value Fund-Advisor Class(k)                                        January 1, 2002 -                   December 31, 2005
                                                                   December 31, 2003
--------------------------------------------------------------------------------------------------------------------------

 (a) The Diversified Small-Cap Growth Fund previously operated under a 1.25% limitation that expired December 31, 2000. The reimbursement period for this limitation extends through December 31, 2002.

 (b) The Equity Income Fund-Advisor Class previously operated under a 1.00% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

 (c) The Equity Index 500 Fund previously operated under a 0.35% limitation that expired December 31, 2000. The reimbursement period for this limitation extends through December 31, 2002.

 (d) The Institutional Large-Cap Value Fund previously operated under a 0.65% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

 (e) The Institutional Small-Cap Stock Fund previously operated under a 0.75% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

 (f) The Mid-Cap Growth Fund-Advisor Class previously operated under a 1.10% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

 (g) The Real Estate Fund previously operated under a 1.00% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

 (h) The Science & Technology Fund-Advisor Class previously operated under a 1.15% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

 (i) The Small-Cap Stock Fund-Advisor Class previously operated under a 1.20% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

 (j) The Small-Cap Value Fund-Advisor Class previously operated under a 1.15% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.

 (k) The Value Fund-Advisor Class previously operated under a 1.10% limitation that expired December 31, 2001. The reimbursement period for this limitation extends through December 31, 2003.


   Each of the above-referenced fund's Management Agreement also provides that one or more additional expense limitation periods (of the same or different time periods) may be implemented after the expiration of the current expense limitation, and that with respect to any such additional limitation period, the fund may reimburse T. Rowe Price, provided the reimbursement does not result in the fund's aggregate expenses exceeding the additional expense limitation.

   Pursuant to the Developing Technologies Fund's current expense limitation, $122,000 of management fees were not accrued by the fund for the period ended December 31, 2001. At December 31, 2001, unaccrued fees and other expenses in the amount of $199,000 remain subject to reimbursement by the fund through December 31, 2004.

   Pursuant to the Diversified Small-Cap Growth Fund's previous expense limitation, $114,000 of unaccrued fees remain subject to reimbursement by the fund through December 31, 2002.

   Pursuant to the Equity Index 500 Fund's previous expense limitation, $1,822,000 of management fees were not accrued by the fund for the year ended December 31, 2001. At December 31, 2001, unaccrued fees in the amount of $1,822,000 remain subject to reimbursement by the fund through December 31, 2003.

   Pursuant to the Global Technology Fund's current expense limitation, $185,000 of management fees were not accrued by the fund for the year ended December 31, 2001.

   Pursuant to the Institutional Large-Cap Growth Fund's current expense limitation, $2,000 of management fees were not accrued by the fund for the period ended December 31, 2001, and $15,000 of other fund expenses were borne by the manager. At December 31, 2001, unaccrued fees and other expenses in the amount of $17,000 remain subject to reimbursement by the fund through December 31, 2004.

   Pursuant to the Institutional Large-Cap Value Fund's current expense limitation, $13,000 of management fees were not accrued by the fund for the period ended December 31, 2001, and $89,000 of other fund expenses were borne by the manager. At December 31, 2001, unaccrued fees and other expenses in the amount of $179,000 remain subject to reimbursement by the fund through December 31, 2003.

   Pursuant to the Institutional Small-Cap Stock Fund's current expense limitation, $76,000 of previously unaccrued management fees were accrued as expenses of the fund for the period ended December 31, 2001.

   Pursuant to the Real Estate Fund's current expense limitation, $140,000 of management fees were not accrued by the fund for the year ended December 31, 2001. At December 31, 2001, unaccrued fees and other expenses in the amount of $284,000 remain subject to reimbursement by the fund through December 31, 2003.


                           Management Fee Compensation

   The following chart sets forth the total management fees, if any, paid to T. Rowe Price by each fund, during the last three fiscal years:

                           Fund                                  2001            2000             1999
                           ----                                  ----            ----             ----
Balanced                                                     $ 8,542,000     $ 9,675,000      $ 9,154,000
Blue Chip Growth*                                             41,035,000      45,037,000       34,536,000
Capital Appreciation                                           7,570,000       4,963,000        5,793,000
Capital Opportunity                                              559,000         686,000          763,000
Developing Technologies                                           62,000             (b)              (a)
Diversified Small-Cap Growth                                     480,000         679,000          292,000
Dividend Growth                                                3,676,000       4,010,000        6,522,000
Equity Income*                                                57,395,000      58,470,000       75,676,000
Equity Index 500                                               3,554,000       6,234,000        8,301,000
Extended Equity Market Index**                                   300,000         354,000          131,000
Financial Services                                             2,122,000       1,388,000        1,266,000
Global Technology                                                569,000         274,000              (a)
Growth & Income                                               14,691,000      18,013,000       20,605,000
Growth Stock*                                                 27,400,000      33,072,000       29,222,000
Health Sciences                                                5,675,000       4,403,000        2,038,000
Institutional Large-Cap Growth                                       (b)             (a)              (a)
Institutional Large-Cap Value                                        (b)             (b)              (a)
Institutional Mid-Cap Equity Growth                            1,704,000       1,896,000        1,238,000
Institutional Small-Cap Stock                                  1,624,000         432,000              (a)
Media & Telecommunications                                     4,885,000       7,174,000        3,144,000
Mid-Cap Growth*                                               42,179,000      39,493,000       27,412,000
Mid-Cap Value                                                  2,445,000       1,495,000        1,427,000
New America Growth                                             8,612,000      11,988,000       13,511,000
New Era                                                        6,414,000       6,223,000        6,131,000
New Horizons                                                  36,074,000      45,642,000       33,020,000
Real Estate                                                      207,000         589,000              (b)
Science & Technology*                                         46,472,000      89,979,000       47,361,000
Small-Cap Stock*                                              20,306,000      15,623,000       10,276,000
Small-Cap Value*                                              11,370,000       8,294,000        9,213,000
------------------------------------------------------------------------------------------------------------
Total Equity Market Index**                                      766,000         863,000          512,000
Value*                                                         8,231,000       5,644,000        5,699,000
------------------------------------------------------------------------------------------------------------

  (a) Prior to commencement of operations.

  (b) Due to the fund's expense limitation in effect at that time, no management fees were paid by the fund to T. Rowe Price.

  * The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

  ** All-inclusive fee including Investment Management Fees and
     Administrative Expenses.

   Blue Chip Growth, Equity Income, Growth & Income, Growth Stock, Mid-Cap Value, New Era, and New Horizons Funds

   T. Rowe Price Spectrum Fund, Inc.
   The funds listed above are a party to a Special Servicing Agreement ("Agreement") between and among T. Rowe Price Spectrum Fund, Inc. ("Spectrum Fund"), T. Rowe Price, and various other T. Rowe Price funds which, along with such fund, are funds in which Spectrum Fund invests (collectively all such funds "Underlying Price Funds").

   Each Agreement provides that, if the Board of Directors of any underlying Price fund determines that such underlying fund's share of the aggregate expenses of Spectrum Fund is less than the estimated savings to the underlying Price fund from the operation of Spectrum Fund, the underlying Price fund will bear those expenses in proportion to the average daily value of its shares owned by Spectrum Fund, provided further that no underlying Price fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the underlying Price funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the underlying Price funds generated by the operation of Spectrum Fund are expected to be sufficient to offset most, if not all, of the expenses incurred by Spectrum Fund.

   All funds except Extended Equity Market Index and Total Equity Market Index Funds

   Management Related Services
   As noted above, the Management Agreement spells out the expenses to be paid by the fund. In addition to the Management Fee, the fund pays for the following: shareholder service expenses; custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and director fees and expenses.

   T. Rowe Price Services, Inc., a wholly owned subsidiary of T. Rowe Price, acts as the fund's transfer and dividend disbursing agent and provides shareholder and administrative services. Services for certain types of retirement plans are provided by T. Rowe Price Retirement Plan Services, Inc., also a wholly owned subsidiary. The address for each is 100 East Pratt Street, Baltimore, MD 21202. Additionally, T. Rowe Price, under a separate agreement with the fund, provides accounting services to the fund.

   The funds paid the expenses shown in the following table for the fiscal year ended December 31, 2001, to T. Rowe Price and its affiliates.

                               Transfer Agent and    Retirement     Accounting
            Fund              Shareholder Services  Subaccounting    Services
            ----              --------------------    Services       --------
                                                      --------
Balanced                           $  812,000        $ 4,385,000     $ 86,000
Blue Chip Growth                    6,167,000         10,809,000       76,000
Blue Chip Growth
Fund-Advisor Class                      1,000                  0        3,000
Capital Appreciation                  900,000          1,310,000       64,000
Capital Opportunity                   218,000             32,000       64,000
Developing Technologies                70,000         (*)              64,000
Diversified Small-Cap Growth          250,000              1,000       64,000
Dividend Growth                       988,000            532,000       64,000
Equity Income                       7,516,000         11,264,000       99,000
Equity Income Fund-Advisor
Class                                   3,000                  0          (*)
Equity Index 500                    3,570,000          3,500,000       65,000
Extended Equity Market Index          174,000             58,000       65,000
Financial Services                    528,000             59,000       64,000
Global Technology                     497,000         (*)              84,000
Growth & Income                     2,360,000          2,648,000       84,000
Growth Stock                        3,087,000          4,560,000      104,000
Health Sciences                     1,817,000            220,000       64,000
Institutional Large-Cap
Growth                                    (*)                  0       11,000
Institutional Large-Cap
Value                                   1,000                  0       64,000
Institutional Mid-Cap Equity
Growth                                  1,000                  0       64,000
Institutional Small-Cap
Stock                                   2,000                  0       64,000
Media & Telecommunications          1,795,000            196,000       64,000
Mid-Cap Growth                      3,627,000          5,621,000       80,000
Mid-Cap Growth Fund-Advisor
Class                                   3,000                  0          (*)
Mid-Cap Value                         740,000             58,000       64,000
New America Growth                  1,185,000          1,950,000       64,000
New Era                               930,000            254,000       64,000
New Horizons                        3,634,000          6,604,000       84,000
Real Estate                           139,000              9,000       64,000
Science & Technology                9,908,000          5,137,000       72,000
Science & Technology
Fund-Advisor Class                      1,000                  0        7,000
Small-Cap Stock                     1,379,000          2,239,000       98,000
Small-Cap Stock Fund-Advisor
Class                                   4,000                  0        1,000
Small-Cap Value                     1,071,000          1,741,000       79,000
Small-Cap Value Fund-Advisor
Class                                   1,000                  0          (*)
Total Equity Market Index             399,000             12,000       64,000
Value                               1,066,000          1,365,000       79,000
Value Fund-Advisor Class                1,000                  0          (*)
-------------------------------------------------------------------------------



  (*) Less than $1,000.

 SERVICES BY OUTSIDE PARTIES
 -------------------------------------------------------------------------------
   The shares of some fund shareholders are held in omnibus accounts maintained by various third parties, including retirement plan sponsors, insurance companies, banks, and broker-dealers. The fund has adopted an administrative fee payment ("AFP") program that authorizes the fund to make payments to these third parties. The payments are made for transfer agent, recordkeeping, and other administrative services provided by, or on behalf of, the third parties with respect to such shareholders and the omnibus accounts. Under the

   AFP program, the funds paid the amounts set forth below to various third parties in calendar year 2001.

Balanced Fund                     $  146,413
Blue Chip Growth Fund                750,963
Capital Appreciation Fund             52,598
Capital Opportunity Fund               1,207
Dividend Growth Fund                   4,474
Equity Income Fund                   711,597
Equity Index 500 Fund                108,344
Financial Services Fund                9,513
Growth & Income Fund                  71,544
Growth Stock Fund                     97,325
Health Sciences Fund                  30,863
Media & Telecommunications Fund          504
Mid-Cap Growth Fund                1,602,030
Mid-Cap Value Fund                     8,268
New America Growth Fund              115,482
New Era Fund                          38,459
New Horizons Fund                    914,498
Science & Technology Fund            525,912
Small-Cap Stock Fund                 668,769
Small-Cap Value Fund                 197,468
Value Fund                            50,018



   Each Advisor Class has adopted an Advisor Class administrative fee payment program ("Advisor Class AFP") under which various intermediaries, including intermediaries receiving 12b-1 payments, may receive payments from the Advisor Class in addition to 12b-1 fees for providing various recordkeeping and transfer agent type services to the Advisor classes and/or shareholders thereof. These services include, but are not limited to: transmission of net purchase and redemption orders; maintenance of separate records for shareholders reflecting purchases, redemptions, and share balances; mailing of shareholder confirmations and periodic statements; and telephone services in connection with the above. Under the Advisor Class AFP program, the funds paid the amounts set forth below to various third parties in calendar year 2001.

Blue Chip Growth Fund-Advisor Class       $1,026,704
Equity Income Fund-Advisor Class             112,600
Mid-Cap Growth Fund-Advisor Class             15,391
Science & Technology Fund-Advisor Class    2,153,287
Small-Cap Stock Fund-Advisor Class            60,806
Small-Cap Value Fund-Advisor Class            31,931
Value Fund-Advisor Class                      17,257

   Each R Class has adopted an R Class administrative fee payment program ("R Class AFP") under which various intermediaries, including intermediaries receiving 12b-1 payments, may receive payments from the R Class in addition to 12b-1 fees for providing various recordkeeping and transfer agent type services to the R classes and/ or shareholders thereof. These services include, but are not limited to: transmission of net purchase and redemption orders; maintenance of separate records for shareholders reflecting purchases, redemptions, and share balances; mailing of shareholder confirmations and periodic statements; and telephone services in connection with the above.

   Control of Investment Advisor

   T. Rowe Price Group, Inc., ("Group") owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.



 DISTRIBUTOR FOR THE FUNDS
 -------------------------------------------------------------------------------
   Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as the fund's distributor for all T. Rowe Price mutual funds on a continuous basis. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

   Investment Services is located at the same address as the fund and T. Rowe Price-100 East Pratt Street, Baltimore, Maryland 21202.

   Investment Services serves as distributor to the Price funds, pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides that the funds (other than Extended Equity Market Index Fund and Total Equity Market Index Fund) will pay all fees and expenses in connection with: necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders. For Extended Equity Market Index Fund and Total Equity Market Index Fund, these expenses are the responsibility of Investment Services.

   The Underwriting Agreement also provides that Investment Services will pay all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services' federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the fund. Investment Services' expenses are paid by T. Rowe Price.


   Investment Services acts as the agent of the fund, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. No sales charges are paid by investors or the fund. No compensation is paid to Investment Services.

   Blue Chip Growth, Equity Income, Growth Stock, Mid-Cap Growth, Mid-Cap Value, Science & Technology, Small-Cap Stock, Small-Cap Value, Value Advisor and R Classes


                   Distribution and Shareholder Services Plans

   The fund Directors have adopted a Plan pursuant to Rule 12b-1 with respect to each Advisor Class and each R Class (collectively "Class"). Each Plan provides that the Class may compensate Investment Services or such other persons as the fund or Investment Services designates, to finance any or all of the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services with respect to the Class shares. It is expected that most, if not all, payments under the Plans will be made (either directly, or indirectly through Investment Services) to brokers, dealers, banks, insurance companies, and intermediaries other than Investment Services. Under the Plans, each Advisor Class pays a fee at the annual rate of up to 0.25% of that class's average daily net assets and each R Class pays a fee at the annual rate of up to 0.50% of that class's average daily net assets. Normally, the full amount of the fee is paid to the intermediary on shares sold through that intermediary. However, a lesser amount may be paid based on the level of services provided.

   Intermediaries may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Class, as well as for a wide variety of other purposes associated with supporting, distributing, and servicing the Class shares. The amount of fees paid by a Class during any year may be more or less than the cost of distribution and other services provided to the Class and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plans comply with these rules.

   The Plans require that Investment Services provide, or cause to be provided, a quarterly written report identifying the amounts expended by each Class and the purposes for which such expenditures were made, to the fund Directors for their review.

   Prior to approving the Plans, the funds considered various factors relating to the implementation of the Plans and determined that there is a reasonable likelihood that the Plans will benefit each fund, its Class, and the Class's shareholders. The fund Directors noted that to the extent the Plans allow a fund to sell Class shares in markets to which it would not otherwise have access, the Plans may result in additional sales of fund shares. This may enable a fund to achieve economies of scale that could reduce expenses. In addition, certain ongoing shareholder services may be provided more effectively by intermediaries with which shareholders have an existing relationship.

   The Plans are renewable from year to year with respect to each fund, so long as the continuance is approved at least annually (1) by the vote of a majority of the fund Directors and (2) by a vote of the majority of the Rule 12b-1 Directors, cast in person at a meeting called for the purpose of voting on such approval. The Plans may not be amended to increase materially the amount of fees paid by any Class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such Class and by the fund Directors in the manner prescribed by Rule 12b-1 under the 1940 Act. The Plans are terminable with respect to a Class at any time by a vote of a majority of the Rule 12b-1 Directors or by a majority vote of the outstanding shares in the Class.

   Advisor Class

   The following payments for the period ended December 31, 2001 were made to third-party intermediaries, including broker-dealers and insurance companies, for the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administration services under the Advisor Class 12b-1 Plans.


Blue Chip Growth Fund-Advisor Class          $  729,000
Equity Income Fund-Advisor Class                 81,000
Mid-Cap Growth Fund-Advisor Class                14,000
Science & Technology Fund-Advisor Class       1,319,000
Small-Cap Stock Fund-Advisor Class               51,000
Small-Cap Value Fund-Advisor Class               25,000
Value Fund-Advisor Class                         12,000




   All funds

 CUSTODIAN
 -------------------------------------------------------------------------------
   State Street Bank and Trust Company is the custodian for the fund's U.S. securities and cash, but it does not participate in the fund's investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation. State Street Bank's main office is at 225 Franklin Street, Boston, Massachusetts 02110.

   The fund (other than Equity Index 500, Extended Equity Market Index, and Total Equity Market Index
   Funds) has entered into a Custodian Agreement with The Chase Manhattan Bank, London, pursuant to which portfolio securities which are purchased outside the United States are maintained in the custody of various foreign branches of The Chase Manhattan Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for The Chase Manhattan Bank, London is Woolgate House, Coleman Street, London, EC2P 2HD, England.



 CODE OF ETHICS
 -------------------------------------------------------------------------------
   The fund, its investment adviser (T. Rowe Price), and its principal underwriter (T. Rowe Price Investment Services), have a written Code of Ethics which requires persons with access to investment information ("Access Persons") to obtain prior clearance before engaging in personal securities transactions. In addition, all Access Persons must report their personal securities transactions within 10 days of their execution. Access Persons will not be permitted to effect transactions in a security: if there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; ; a change has occurred in T. Rowe Price's rating of the security within seven calendar days prior to the date of the proposed transaction; ; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Board of the fund. The Board also reviews the administration of the Code of Ethics on an annual basis.



 PORTFOLIO TRANSACTIONS
 -------------------------------------------------------------------------------
   Investment or Brokerage Discretion
   Decisions with respect to the purchase and sale of portfolio securities on behalf of the fund are made by T. Rowe Price. T. Rowe Price is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business and the use of affiliates to assist in routing orders for execution.


                      How Brokers and Dealers Are Selected

   Equity Securities
   In purchasing and selling equity securities, it is T. Rowe Price's policy to obtain quality execution at the most favorable prices through responsible brokers and dealers, and in the case of agency transactions, at competitive commission rates where such rates are negotiable. However, under certain conditions, the fund may pay higher brokerage commissions in return for brokerage and research services. As a general practice, over-the-counter orders are executed with market-makers. In selecting among market-makers, T. Rowe Price generally seeks to select those it believes to be actively and effectively trading the security being purchased or sold. In selecting broker-dealers to execute the fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets, and brokerage and research services provided by them. It is not the policy of T. Rowe Price to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

   Fixed-Income Securities
   Fixed-income securities are generally purchased from the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission being paid by the client although the price usually includes an undisclosed compensation. Transactions placed through dealers serving as primary market-makers reflect the spread between the bid and asked prices. Securities may also be purchased from underwriters at prices which include underwriting fees.

   Equity and Fixed-Income Securities
   With respect to equity and fixed-income securities, T. Rowe Price may effect principal transactions on behalf of the fund with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts, or other allowances, or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. T. Rowe Price may receive research services in connection with brokerage transactions, including designations in fixed price offerings.


 How Evaluations Are Made of the Overall Reasonableness of Brokerage Commissions
                                      Paid

   On a continuing basis, T. Rowe Price seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of the fund. In evaluating the reasonableness of commission rates,
   T. Rowe Price considers: (a) historical commission rates; (b) rates which other institutional investors are paying, based on available public information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.


       Descriptions of Research Services Received From Brokers and Dealers

   T. Rowe Price receives a wide range of research services from brokers and dealers. These services include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. These services provide both domestic and international perspective. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts, and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. In some cases, research services are generated by third parties but are provided to T. Rowe Price by or through broker-dealers. In addition, such services may include computers and related hardware.

   Research services received from brokers and dealers are supplemental to T. Rowe Price's own research effort and, when utilized, are subject to internal analysis before being incorporated by T. Rowe Price into its investment process. As a practical matter, it would not be possible for T. Rowe Price's Equity Research Division to generate all of the information presently provided by brokers and dealers. T. Rowe Price pays cash for certain research services received from external sources. T. Rowe Price also allocates brokerage for research services which are available for cash. While receipt of research services from brokerage firms has not reduced T. Rowe Price's normal research activities, the expenses of T. Rowe Price could be materially increased if it attempted to generate such additional information through its own staff. To the extent that research services of value are provided by brokers or dealers, T. Rowe Price may be relieved of expenses which it might otherwise bear.

   Subject to its policy on directed brokerage (see below), T. Rowe Price has a policy of not allocating brokerage business in return for products or services other than brokerage or research services. In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934, T. Rowe Price may from time to time receive services and products which serve both research and non-research functions. In such event, T. Rowe

   Price makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.


                               Directed Brokerage

   In 2002, the T. Rowe Price Funds that invest in domestic equity securities adopted a commission recapture program. Under the program, a percentage of commissions generated by the portfolio transactions of those funds is rebated to the funds by the brokers and used to pay for certain fund operating expenses.

              Commissions to Brokers Who Furnish Research Services

   Certain brokers and dealers who provide quality brokerage and execution services also furnish research services to T. Rowe Price. With regard to the payment of brokerage commissions, T. Rowe Price has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause an account to pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. Therefore, research may not necessarily benefit all accounts paying commissions to such brokers. Accordingly, while
   T. Rowe Price cannot readily determine the extent to which commission rates charged by broker-dealers reflect the value of their research services, T. Rowe Price would expect to assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker. T. Rowe Price may receive research, as defined in Section 28(e), in connection with selling concessions and designations in fixed price offerings in which the fund participates. Research is used overall to benefit such accounts which purchase in the offering.


                         Internal Allocation Procedures

   T. Rowe Price has a policy of not precommitting a specific amount of business to any broker or dealer over any specific time period. Historically, the majority of brokerage placement has been determined by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. However, T. Rowe Price does have an internal brokerage allocation procedure for that portion of its discretionary client brokerage business where special needs do not exist, or where the business may be allocated among several brokers or dealers which are able to meet the needs of the transaction.

   Each year, T. Rowe Price assesses the contribution of the brokerage and research services provided by brokers or dealers, and attempts to allocate a portion of its brokerage business in response to these assessments. Research analysts, counselors, various investment committees, and the Trading Department each seek to evaluate the brokerage and research services they receive from brokers or dealers and make judgments as to the level of business which would recognize such services. In addition, brokers or dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual business received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions, because the total business is allocated on the basis of all the considerations described above. In no case is a broker or dealer excluded from receiving business from T. Rowe Price because it has not been identified as providing research services.


                                  Miscellaneous

   T. Rowe Price's brokerage allocation policy is consistently applied to all its fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by brokers or dealers through which T. Rowe Price effects securities transactions may be used in servicing all accounts (including non-fund accounts) managed by T. Rowe Price. Conversely, research services received from brokers or dealers which execute transactions for the fund are not necessarily used by T. Rowe Price exclusively in connection with the management of the fund.

   From time to time, orders for clients may be placed through a computerized transaction network.

   The fund does not allocate business to any broker-dealer on the basis of its sales of the fund's shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.

   Some of T. Rowe Price's other clients have investment objectives and programs similar to those of the fund. T. Rowe Price may make recommendations to other clients which result in their purchasing or selling securities simultaneously with the fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is

   T. Rowe Price's policy not to favor one client over another in making recommendations or in placing orders. T. Rowe Price frequently follows the practice of grouping orders of various clients for execution, which generally results in lower commission rates being attained. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client's proportionate share of such order reflects the average price paid or received with respect to the total order.
   T. Rowe Price has established a general investment policy that it will ordinarily not make additional purchases of a common stock of a company for its clients (including the T. Rowe Price funds) if, as a result of such purchases, 10% or more of the outstanding common stock of such company would be held by its clients in the aggregate.

   At the present time, T. Rowe Price does not recapture commissions or underwriting discounts or selling group concessions in connection with taxable securities acquired in underwritten offerings. T. Rowe Price does, however, attempt to negotiate elimination of all or a portion of the selling group concession or underwriting discount when purchasing tax-exempt municipal securities on behalf of its clients in underwritten offerings.


                            Trade Allocation Policies

   T. Rowe Price has developed written trade allocation guidelines for its Equity, Municipal, and Taxable Fixed Income Trading Desks. Generally, when the amount of securities available in a public offering or the secondary market is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro-rata allocation based upon the relative sizes of the participating client portfolios or the relative sizes of the participating client orders depending upon the market involved. In allocating trades made on combined basis, the Trading Desks seek to achieve the same net unit price of the securities for each participating client. Because a pro-rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted, pro-rata basis. Examples of where adjustments may be made include: (i) reallocations to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) reallocations to eliminate deminimis positions; (iii) priority for accounts with specialized investment policies and objectives; and (iv) reallocations in light of a participating portfolio's characteristics (e.g., available cash, industry or issuer concentration, duration, and credit exposure).


                                      Other

   For the last three fiscal years, the total brokerage commissions paid by each fund, including the discounts received by securities dealers in connection with underwritings, and the percentage of these commissions paid to firms which provided research, statistical, or other services to T. Rowe Price in connection with the management of each fund, or, in some cases, to each fund, was as shown below.

                               2001                2000                1999
         Fund           Commissions    %    Commissions    %    Commissions     %
         ----           -----------    -    -----------    -    -----------     -
Balanced                $ 1,203,000  10.9%  $   399,000  11.5%  $   720,000   10.6%
Blue Chip Growth          7,972,000  39.8     7,485,000  58.5     7,088,000   45.8
Capital Appreciation      2,345,000  14.1     1,305,000  32.5     1,142,000   38.4
Capital Opportunity         101,000  31.5       121,000  24.5       298,000   28.9
Developing
Technologies                 72,000  10.9        42,000   3.1             *      *
Diversified Small-Cap
Growth                       55,000   2.4       105,000   1.3        75,000    1.5
Dividend Growth             640,000  66.5     1,070,000  72.0     1,420,000   57.5
Equity Income             7,344,000  26.2     8,687,000  47.3     9,653,000   45.3
Equity Index 500            193,000   0.8       331,000   0.8       378,000    0.0
Extended Equity Market
Index                        42,000   0.1        51,000   0.0        27,000    0.4
Financial Services          539,000  51.4       348,000  56.3       507,000   20.1
Global Technology           510,000  45.4       362,000  15.9             *      *
Growth & Income           4,538,000  49.5     6,522,000  57.4     2,428,000   35.8
------------------------------------------------------------------------------------
Growth Stock              8,332,000  52.7    10,878,000  41.3     8,923,000   42.5
Health Sciences           2,732,000  60.4     2,560,000  30.3       593,000   33.1
Institutional
Large-Cap Growth              2,000   6.7             *     *             *      *
Institutional
Large-Cap Value               5,000  18.1         3,000  58.9             *      *
Institutional Mid-Cap
Equity Growth               565,000             547,000  25.1       654,000   34.7
Institutional
Small-Cap Stock             265,000  33.9       128,000  41.4             *      *
Media &
Telecommunications        3,993,000           3,517,000  36.5     2,041,000   12.9
Mid-Cap Growth           11,886,000  18.3     8,893,000  22.9    12,136,000   35.1
Mid-Cap Value             1,050,000  75.5       272,000  61.8       303,000   37.1
New America Growth        1,823,000  36.4     3,730,000  29.1     4,556,000   17.1
New Era                   1,411,000  40.4     2,352,000  32.5     2,122,000   52.3
New Horizons              7,929,000   7.1    13,876,000   3.8    12,816,000    4.2
Real Estate                 114,000  36.8        51,000  27.8        59,000   37.4
Science & Technology     15,035,000          13,388,000  39.5     9,172,000   33.9
Small-Cap Stock           2,865,000  38.0     2,214,000  38.4     2,851,000   26.6
Small-Cap Value           1,656,000  50.0       891,000  49.5       998,000   46.1
Total Equity Market
Index                        40,000   0.0        30,000   0.0        45,000    0.0
Value                     2,221,000  55.1     1,330,000  74.6     1,847,000   52.0
------------------------------------------------------------------------------------

 (*) Prior to commencement of operations.

   On December 31, 2001, the Balanced Fund held stock of American Express, Bank of America, Goldman Sachs Group, Morgan Stanley Dean Witter, J.P. Morgan Chase, Credit Suisse Group, and Deutsche Bank AG, with values of $5,632,000, $12,064,000, $2,319,000, $7,809,000, $7,456,000, $1,152,000, and $1,531,000,
   respectively. The fund also held bonds of American Express, Goldman Sachs Group, Morgan Stanley Dean Witter, and J.P. Morgan Chase, with values of $1,227,000, $4,133,000, $4,238,000, and $5,473,000, respectively. On December
   31, 2000, the fund held stock of Goldman Sachs Group, UBS, Chase Manhattan, and Morgan Stanley Dean Witter, with values of $2,674,000, $5,251,000, $9,320,000, and $11,063,000, respectively. The fund also held bonds of Goldman Sachs Group, Lehman Brothers, Morgan Stanley, and UBS, with values of $4,181,000, $1,535,000, $3,986,000, and $1,021,000, respectively. On December
   31, 1999, the fund held stock of Goldman Sachs and Morgan Stanley, with values of $2,355,000 and $9,964,000, respectively. The fund also held bonds of Morgan Stanley, Lehman Brothers, and Paine Webber, with values of $3,853,000, $5,278,000, and $3,650,000, respectively.

   On December 31, 2001, the Blue Chip Growth Fund held stock of Goldman Sachs Group, Merrill Lynch, and Morgan Stanley Dean Witter, with values of $30,144,000, $22,412,000, and $61,534,000, respectively. On December 31,
   2000, the fund held stock of Charles Schwab, Goldman Sachs Group, and Morgan Stanley Dean Witter, with values of $14,188,000, $22,457,000, and $64,985,000, respectively. On December 31, 1999, the fund held stock of Goldman Sachs, Bank America, and Morgan Stanley, with values of $11,425,000, $23,588,000, and $57,957,000, respectively.


   On December 31, 2001, the Capital Opportunity Fund held stock of J.P. Morgan Chase and Merrill Lynch, with values of $334,000 and $438,000, respectively. On December 31, 2000, the fund held stock of FleetBoston Financial, Goldman Sachs Group, and Morgan Stanley Dean Witter, with values of $447,000, $332,000, and $699,000, respectively. On December 31, 1999, the fund held stock of Bank of America and Morgan Stanley, with values of $703,000 and $879,000, respectively.

   On December 31, 2001, the Diversified Small-Cap Growth Fund held stock of Investment Technology Group with a value of $369,000. On December 31, 1999, the fund held stock of Investment Technology Group with a value of $144,000.

   On December 31, 2001, the Dividend Growth Fund held stock of Morgan Stanley Dean Witter with a value of $4,755,000. On December 31, 2000, the fund held stock of Chase Manhattan and Morgan Stanley Dean Witter, with values of $3,181,000 and $3,566,000, respectively.

   On December 31, 2001, the Equity Income Fund held stock of J.P. Morgan Chase with a value of $106,578,000. On December 31, 2000, the fund held stock of J.P. Morgan with a value of $142,330,000. On December 31, 1999, the fund held stock of J.P. Morgan with a value of $126,625,000.

   On December 31, 2001, the Equity Income Portfolio held stock of J.P. Morgan Chase with a value of $8,018,000. On December 31, 1999, the portfolio held stock of Goldman Sachs and Morgan Stanley, with values of $565,000 and $47,000, respectively.

   On December 31, 2001, the Equity Index 500 Fund held stock of J.P. Morgan Chase, Lehman Brothers, Merrill Lynch, and Morgan Stanley Dean Witter, with values of $23,468,000, $5,386,000, $14,208,000 and $20,230,000, respectively.
   On December 31, 2000, the fund held stock of Bank America, Chase Manhattan, Morgan Stanley Dean Witter, and J.P. Morgan, with values of $25,682,000, $20,472,000, $30,539,000, and $9,253,000, respectively. On December 31, 1999, the fund held stock of Lehman Brothers with a value of $4,130,000.


   On December 31, 2001, the Extended Equity Market Index Fund held stock of Goldman Sachs Group, Investment Technology Group, Jeffries Group, and Knight Trading Group, with values of $487,000, $53,000, $34,000, and $35,000, respectively. On December 31, 2000, the fund held stock of Goldman Sachs Group, Investment Technology Group, and Knight Trading Group, with values of $364,000, $38,000, and $46,000, respectively. On December 31, 1999, the fund held stock of Donaldson, Lufkin & Jenrette with a value of $68,000.


   On December 31, 2001, the Financial Services Fund held stock of Goldman Sachs Group, Legg Mason, Merrill Lynch, and Morgan Stanley Dean Witter, with values of $10,175,000, $2,849,000, $4,691,000, and $1,399,000, respectively. On
   December 31, 2000, the fund held stock of Goldman Sachs Group, Merrill Lynch, and Morgan Stanley Dean Witter, with values of $12,373,000, $1,023,000, and $10,699,000, respectively. On December 31, 1999, the fund held stock of Goldman Sachs with a value of $2,261,000.

   On December 31, 2001, the Growth & Income Fund held stock of FleetBoston Financial, Goldman Sachs Group, J.P. Morgan Chase, and Morgan Stanley Dean Witter, with values of $30,543,000, $13,449,000, $29,989,000, and
   $31,886,000, respectively. On December 31, 2000, the fund held stock of Bear Stearns, Bank of America, and Morgan Stanley Dean Witter, with values of $7,096,000, $12,845,000, and $33,285,000, respectively. On December 31, 1999, the fund held stock of Bear Stearns and Morgan Stanley Dean Witter, with values of $22,156,000 and $28,550,000, respectively.

   On December 31, 2001, the Growth Stock Fund held stock of Morgan Stanley Dean Witter and Merrill Lynch, with values of $31,606,000 and $38,048,000, respectively. On December 31, 2000, the fund held stock of Morgan Stanley Dean Witter with a value of $42,002,000. On December 31, 1999, the fund held stock of Mellon Bank with a value of $19,703,000.

   On December 31, 2001, the Total Equity Market Index Fund held stock of Goldman Sachs Group, Investment Technology Group, Jeffries Group, J.P. Morgan Chase, Knight Trading Group, Lehman Brothers, Merrill Lynch, and Morgan Stanley Dean Witter, with values of $269,000, $23,000, $13,000, $1,087,000,
   $23,000, $261,000, $667,000, and $923,000, respectively. On December 31,
   2000, the fund held stock of Morgan Stanley Dean Witter, Goldman Sachs Group, Bank of America, J.P. Morgan, Chase Manhattan, Knight Trading Group, and Investment Technology Group, with values of $1,252,000, $214,000, $1,043,000, $381,000, $822,000, $22,000, and $17,000, respectively. On December 31, 1999, the fund held stock of Goldman Sachs, Lehman Brothers, and Donaldson, Lufkin & Jenrette, with values of $151,000, $119,000, and $73,000, respectively.

   On December 31, 2001, the Institutional Large-Cap Value Fund held stock of Bank of America and Merrill Lynch, with values of $63,000 and $52,000, respectively.

   On December 31, 2001, the New America Growth Fund held stock of Goldman Sachs Group and Morgan Stanley Dean Witter, with values of $12,521,000 and $12,027,000, respectively. On December 31, 2000, the fund held stock of Goldman Sachs Group and Morgan Stanley Dean Witter, with values of $10,694,000 and $33,681,000, respectively.


   On December 31, 2001, the Value Fund held stock of Merrill Lynch with a value of $13,030,000. On December 31, 2000, the fund held stock of Bank of America with a value of $8,028,000. On December 31, 1999, the fund held stock of Bank of America with a value of $7,528,000.


   The portfolio turnover rate for each fund for the last three fiscal years was as follows:

               Fund                     2001          2000           1999
               ----                     ----          ----           ----
Balanced                                 36.0%         16.5%          20.7%
Blue Chip Growth                         48.3          50.9           41.3
Capital Appreciation                     25.1          32.4           28.3
Capital Opportunity                      53.6          64.7          133.1
Developing Technologies(b)              107.5         232.6*           (a)
Diversified Small-Cap Growth             30.3          66.0           49.4
Dividend Growth                          34.9          35.7           37.8
Equity Income                            17.3          21.9           21.8
Equity Index 500                          4.0           9.1            5.2
Extended Equity Market Index             31.3          30.5           23.4
Financial Services                       54.8          32.5           37.1
Global Technology                       189.2         123.6*           (a)
Growth & Income(c)                       65.9          80.3           20.3
Growth Stock                             64.1          74.3           55.8
Health Sciences                          74.6         110.6           81.9
Institutional Large-Cap Growth           98.2*          (a)            (a)
Institutional Large-Cap Value           106.3          58.4*           (a)
Institutional Mid-Cap Equity Growth      48.6          67.5           55.4
Institutional Small-Cap Stock            26.9          15.8*           (a)
Media & Telecommunications(b)           241.1         197.5           57.6
Mid-Cap Growth                           43.0          53.6           53.3
Mid-Cap Value                            57.5          31.9           26.8
New America Growth(d)                    52.1          81.4           39.7
New Era                                  17.9          28.5           32.5
New Horizons                             27.4          47.2           44.7
Real Estate                              37.2          19.0           26.9
Science & Technology                    143.6         134.1          128.0
Small-Cap Stock                          16.5          32.8           42.3
Small-Cap Value                          16.8          14.4            7.3
Total Equity Market Index                 8.6           7.6            3.2
Value                                    42.2          55.9           67.8
-------------------------------------------------------------------------------


    *  Annualized.

    (a) Prior to commencement of operations.

    (b) The funds' high portfolio turnover was due to extreme volatility in the companies in which the funds invest.

    (c) The increase in the fund's portfolio turnover rate from 1999 to 2000 was the result of the fund's new portfolio manager emphasizing a greater balance between growth and value stocks and significant market volatility.

    (d) The increase in the fund's portfolio turnover rate from 1999 to 2000 was primarily the result of the fund's decision effective May 1, 2000, to adopt a broader investment focus and invest in companies believed to be in the fastest growing sectors of the economy. This involved selling some existing holdings and replacing them with other ones.


   All funds


 PRICING OF SECURITIES
 -------------------------------------------------------------------------------

   All funds except Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds

   Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

   Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued using prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

   Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

   Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds

   :Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

   All funds

   Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. In the absence of a last sale price, purchased and written options (including options on futures contracts) are valued at the mean of the closing bid and ask prices. Financial futures contracts are valued at closing settlement prices.

   Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors (Trustees).

 NET ASSET VALUE PER SHARE
 -------------------------------------------------------------------------------
   The purchase and redemption price of the fund's shares is equal to the fund's net asset value per share or share price. The fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the fund is normally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Holiday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

   Determination of net asset value (and the offering, sale, redemption, and repurchase of shares) for the fund may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, , (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the fund may by order permit such a suspension for the protection of the fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.



 DIVIDENDS AND DISTRIBUTIONS
 -------------------------------------------------------------------------------
   Unless you elect otherwise, the fund's capital gain distributions, final quarterly dividend (Balanced, Dividend Growth, Equity Income, Equity Index 500, Growth & Income, and Real Estate Funds), and annual dividend (other funds), if any, will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.



 TAX STATUS
 -------------------------------------------------------------------------------
   The fund intends to qualify as a "regulated investment company" under Subchapter M of the Code.

   A portion of the dividends paid by the fund may be eligible for the dividends-received deduction applicable to corporate shareholders.
   . Long-term capital gain distributions paid from the fund are never eligible for the dividend received deduction. For tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares. Each fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax and distribute within 12 months 100% of ordinary income and capital gains (as of its tax year-end) to avoid a federal income tax.

   At the time of your purchase, the fund's net asset value may reflect undistributed income , capital gains, or net unrealized appreciation of securities held by the fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as dividend or capital gain distributions. For federal income tax purposes, the fund is permitted to carry forward its net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

   If, in any taxable year, the fund should not qualify as a regulated investment company under the Code: (1) the fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; and (2) the fund's distributions to the extent made out of the fund's current or accumulated earnings and profits would be taxable to shareholders as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends) and the fund may qualify for the 70%

                deduction for dividends received by corporations.



                        Taxation of Foreign Shareholders

   The code provides that dividends from net income will be subject to U.S. tax. For shareholders who are not engaged in a business in the U.S., this tax would be imposed at the rate of 30% upon the gross amount of the dividends in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by the fund are not subject to tax unless the foreign shareholder is engaged in a business in the U.S. and the gains are connected with that business, or the shareholder is a nonresident alien individual who was physically present in the U.S. during the tax year for more than 182 days.

   All funds except Equity Index 500, Extended Equity Market Index, and Total Equity Market Index Funds

   To the extent the fund invests in foreign securities, the following would apply:


                      Passive Foreign Investment Companies

   The fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies for U.S. tax purposes. Such foreign investment funds or trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such foreign investment funds or trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the fund held its investment. In addition, the fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

   To avoid such tax and interest, the fund intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The fund will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.


                        Foreign Currency Gains and Losses

   Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the fund will be increased. If the result is a loss, the income dividend paid by the fund will be decreased, or to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the fund's taxable year.


   All funds


 INVESTMENT PERFORMANCE
 -------------------------------------------------------------------------------

                            Total Return Performance

   The fund's calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the fund. Total return is calculated as the percentage change between the beginning value of a static account in the fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gain dividends. The results shown are historical and should not be considered indicative of the future performance of the fund. Each average annual compound rate of return is derived from the cumulative performance of the fund over the time period specified. The annual compound rate of return for the fund over any period of time will vary from the average.

                  Cumulative Performance Percentage Change
                           Periods ended 12/31/01
           Fund              1 Yr.    5 Yrs.   10 Yrs.   % Since     Inception
           ----              -----    ------   -------   -------     ---------
                                                        Inception      Date
                                                        ---------      ----
Balanced                      -3.98%   49.12%  155.13%  42,677.36%   12/31/39
Blue Chip Growth             -14.42    64.52    --         234.00    06/30/93
Blue Chip Growth
Fund-Advisor Class           -14.42    --       --         -21.39    03/31/00
Capital Appreciation          10.26    77.27   233.25      575.59    06/30/86
Capital Opportunity          -10.10    24.79    --         122.64    11/30/94
Developing Technologies      -30.58    --       --         -49.94    08/31/00
Diversified Small-Cap
Growth                        -9.81    --       --          17.18    06/30/97
Dividend Growth               -3.64    55.04    --         212.36    12/30/92
Equity Income                  1.64    67.96   269.46      804.16    10/31/85
Equity Income Fund-Advisor
Class                          1.51    --       --          18.38    03/31/00
Equity Index 500             -12.17    63.84   226.56      323.27    03/30/90
Extended Equity Market
Index                         -9.55    --       --          14.67    01/30/98
Financial Services            -3.13   112.57    --         141.05    09/30/96
Global Technology            -36.07    --       --         -52.50    09/29/00
Growth & Income               -2.17    50.28   221.57      868.53    12/21/82
Growth Stock                  -9.79    78.17   250.92   30,189.56    04/11/50
Health Sciences               -5.97   125.80    --         186.21    12/29/95
Institutional Large-Cap
Growth                        --       --       --          14.00    10/31/01
Institutional Large-Cap
Value                          4.44    --       --          20.71    03/31/00
Institutional Mid-Cap
Equity Growth                 -1.18    91.71    --         122.58    07/31/96
Institutional Small-Cap
Stock                          7.26    --       --          14.80    03/31/00
Media &
Telecommunications(a)         -6.93   132.90    --         227.89    10/13/93
Mid-Cap Growth                -0.98    90.08    --         427.37    06/30/92
Mid-Cap Growth Fund-Advisor
Class                         -1.10    --       --          -3.30    03/31/00
Mid-Cap Value                 14.36    87.28    --         117.81    06/28/96
New America Growth           -11.89    26.90   162.56      651.36    09/30/85
New Era                       -4.35    39.56   159.28    2,411.80    01/20/69
New Horizons                  -2.84    47.38             9,816.24    06/03/60
Real Estate                    8.87    --       --          30.22    10/31/97
Science & Technology         -41.19    12.64   241.88      593.91    09/30/87
Science & Technology
Fund-Advisor Class           -41.19    --       --         -65.34    03/31/00
Small-Cap Stock                6.81    77.43   288.04                06/01/56
Small-Cap Stock
Fund-Advisor Class             6.60    --       --          13.84    03/31/00
Small-Cap Value               21.94    65.47   291.78      429.74    06/30/88
Small-Cap Value
Fund-Advisor Class            21.84    --       --          41.04    03/31/00
Total Equity Market Index    -11.20    --       --          20.90    01/30/98
Value                          1.60    77.29    --         228.50    09/30/94
Value Fund-Advisor Class       1.45    --       --          16.78    03/31/00
-------------------------------------------------------------------------------



 (a) The five-year and inception figures are based partly on the fund's performance as a closed-end investment company traded on the New York Stock Exchange until July 28, 1997, when it was converted to an open-end mutual fund.

                   Average Annual Compound Rates of Return
                           Periods ended 12/31/01
            Fund              1 Yr.    5 Yrs.   10 Yrs.   % Since    Inception
            ----              -----    ------   -------   -------    ---------
                                                         Inception     Date
                                                         ---------     ----
Balanced                       -3.98%   8.32%    9.82%     10.27%    12/31/39
Blue Chip Growth              -14.42   10.47    --         15.24     06/30/93
Blue Chip Growth
Fund-Advisor Class            -14.42   --       --        -12.82     03/31/00
Capital Appreciation           10.26   12.13    12.79      13.11     06/30/86
Capital Opportunity           -10.10    4.53    --         11.96     11/30/94
Developing Technologies       -30.58   --       --        -40.49     08/31/00
Diversified Small-Cap Growth   -9.81   --       --          3.58     06/30/97
Dividend Growth                -3.64    9.17    --         13.49     12/30/92
Equity Income                   1.64   10.93    13.96      14.59     10/31/85
Equity Income Fund-Advisor
Class                           1.51   --       --         10.10     03/31/00
Equity Index 500              -12.17   10.38    12.56      13.06     03/30/90
Extended Equity Market Index   -9.55   --       --          3.55     01/30/98
Financial Services             -3.13   16.28    --         18.24     09/30/96
Global Technology             -36.07   --       --        -44.77     09/29/00
Growth & Income                -2.17    8.49    12.39      12.67     12/21/82
Growth Stock                   -9.79   12.25    13.38      11.68     04/11/50
Health Sciences                -5.97   17.69    --         19.14     12/29/95
Institutional Large-Cap
Growth                         --      --       --        (a)        10/31/01
Institutional Large-Cap
Value                           4.44   --       --         11.33     03/31/00
Institutional Mid-Cap Equity
Growth                         -1.18   13.90    --         15.91     07/31/96
Institutional Small-Cap
Stock                           7.26   --       --          8.19     03/31/00
Media &
Telecommunications(b)          -6.93   18.42    --         15.55     10/13/93
Mid-Cap Growth                 -0.98   13.71    --         19.12     06/30/92
Mid-Cap Growth Fund-Advisor
Class                          -1.10   --       --         -1.89     03/31/00
Mid-Cap Value                  14.36   13.37    --         15.18     06/28/96
New America Growth            -11.89    4.88    10.13      13.21     09/30/85
New Era                        -4.35    6.89    10.00      10.28     01/20/69
New Horizons                   -2.84    8.07    13.75      11.69     06/03/60
Real Estate                     8.87   --       --          6.54     10/31/97
Science & Technology          -41.19    2.41    13.08      14.56     09/30/87
Science & Technology
Fund-Advisor Class            -41.19   --       --        -45.34     03/31/00
Small-Cap Stock                 6.81   12.15    14.52      14.14     06/01/56
Small-Cap Stock Fund-Advisor
Class                           6.60   --       --          7.67     03/31/00
Small-Cap Value                21.94   10.60    14.63      13.14     06/30/88
Small-Cap Value Fund-Advisor
Class                          21.84   --       --         21.66     03/31/00
Total Equity Market Index     -11.20   --       --          4.96     01/30/98
Value                           1.60   12.13    --         17.82     09/30/94
Value Fund-Advisor Class        1.45   --       --          9.25     03/31/00
-------------------------------------------------------------------------------



 (a) No figure is provided because the fund's performance is for a period of less than one year.

 (b) The five-year and inception figures are based partly on the fund's performance as a closed-end investment company traded on the New York Stock Exchange until July 28, 1997, when it was converted to an open-end mutual fund.


                         Outside Sources of Information

   From time to time, in reports and promotional literature: (1) the fund's total return performance, ranking, or any other measure of the fund's performance may be compared to any one or combination of the following: (a) a broad-based index, (b) other groups of mutual funds, including T. Rowe Price funds, tracked by independent research firms, ranking entities, or financial publications; (c) indices of securities comparable to those in which the fund invests; (2) the consumer price index (or any other measure for inflation), or government statistics, such as GNP, may be used to illustrate investment attributes of the fund or the general economic, business, investment, or financial environment in which the fund operates; (3) various financial, economic, and market statistics developed by brokers, dealers, and other persons may be used to illustrate aspects of the fund's performance; (4) the effect of tax-deferred compounding on the fund's investment returns, or on returns in general in both qualified and nonqualified retirement plans or any other tax advantaged product, may be illustrated by graphs, charts, etc.; (5) the sectors or industries in which the fund invests may be compared to relevant indices or surveys in order to evaluate the fund's historical performance or current or potential value with respect to the particular industry or sector; (6) the fund may disclose the performance of other funds or accounts managed by T. Rowe Price in a manner similar to the fund; and (7) the blended total returns or performance rankings of the funds may be disclosed.


                               Other Publications

   From time to time, in newsletters and other publications issued by Investment Services, T. Rowe Price mutual fund portfolio managers may discuss economic, financial, and political developments in the U.S. and abroad and how these conditions have affected or may affect securities prices or the fund; individual securities within the fund's portfolio; and their philosophy regarding the selection of individual stocks, including why specific stocks have been added, removed, or excluded from the fund's portfolio.


                           Other Features and Benefits

   The fund is a member of the T. Rowe Price family of funds and may help investors achieve various long-term investment goals, which include, but are not limited to, investing money for retirement, saving for a down payment on a home, or paying college costs. To explain how the fund could be used to assist investors in planning for these goals and to illustrate basic principles of investing, various worksheets and guides prepared by T. Rowe Price and/or Investment Services may be made available.


                       No-Load Versus Load and 12b-1 Funds

   Many mutual funds charge sales fees to investors or use fund assets to finance distribution activities. These fees are in addition to the normal advisory fees and expenses charged by all mutual funds. There are several types of fees charged which vary in magnitude and which may often be used in combination. A sales charge (or "load") can be charged at the time the fund is purchased (front-end load) or at the time of redemption (back-end load). Front-end loads are charged on the total amount invested. Back-end loads are charged either on the amount originally invested or on the amount redeemed. 12b-1 plans allow for the payment of marketing and sales expenses from fund assets. These expenses are usually computed daily as a fixed percentage of assets.

   The T. Rowe Price funds, including the Advisor Classes, are considered to be "no-load" funds. They impose no front-end or back-end sales loads. However, the Advisor Classes do charge 12b-1 fees. Under applicable National Association of Securities Dealers Regulation, Inc. ("NASDR") regulations, mutual funds that have no front-end or deferred sales charges and whose total asset-based charges for sales-related expenses and/or service fees (as defined by NASDR) do not exceed 0.25% of average net assets per year may be referred to as no-load funds.


                               Redemptions in Kind

   The fund has filed a notice of election under Rule 18f-1 of the 1940 Act. This permits the fund to effect redemptions in kind and in cash as set forth in its prospectus.

   In the unlikely event a shareholder were to receive an in-kind redemption of portfolio securities of the fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.


                     Issuance of Fund Shares for Securities

   Transactions involving issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the fund; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.

   Balanced Fund

   On August 31, 1992, the T. Rowe Price Balanced Fund acquired substantially all of the assets of the Axe-Houghton Fund B, a series of Axe-Houghton Funds, Inc. As a result of this acquisition, the SEC requires that the historical performance information of the Balanced Fund be based on the performance of Fund B. Therefore, all performance information of the Balanced Fund prior to September 1, 1992, reflects the performance of Fund B and investment managers other than T. Rowe Price. Performance information after August 31, 1992, reflects the combined assets of the Balanced Fund and Fund B.

   Media & Telecommunications Fund

   On July 28, 1997, the fund converted its status from a closed-end fund to an open-end mutual fund. Prior to the conversion the fund was known as New Age Media Fund, Inc.

   Small-Cap Stock Fund

   Effective May 1, 1997, the fund's name was changed from the T. Rowe Price OTC Fund to the T. Rowe Price Small-Cap Stock Fund.

   Equity Index 500 Fund

   Effective January 30, 1998, the fund's name was changed from T. Rowe Price Equity Index Fund to the T. Rowe Price Equity Index 500 Fund.


   All funds except Capital Appreciation, Equity Income, and New America Growth Funds


 CAPITAL STOCK
 -------------------------------------------------------------------------------
   The fund's Charter authorizes the Board of Directors/Trustees to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Board of Directors/Trustees may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the fund has authorized to issue without shareholder approval.

   Except to the extent that the fund's Board of Directors/Trustees might provide by resolution that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The Charter contains no provision entitling the holders of the present class of capital stock to a vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares, including the present class of capital stock, might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

   Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors/trustees (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors/trustees unless and until such time as less than a majority of the directors/

   trustees holding office have been elected by shareholders, at which time the directors/trustees then in office will call a shareholders' meeting for the election of directors/trustees. Except as set forth above, the directors/

   trustees shall continue to hold office and may appoint successor directors/trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors/trustees can, if they choose to do so, elect all the directors/trustees of the fund, in which event the holders of the remaining shares will be unable to elect any person as a director/trustee. As set forth in the By-Laws of the fund, a special meeting of shareholders of the fund shall be called by the Secretary of the fund on the written request of shareholders entitled to cast at least 10% of all the votes of the fund entitled to be cast at such meeting. Shareholders requesting such a meeting must pay to the fund the reasonably estimated costs of preparing and mailing the notice of the meeting. The fund, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the fund to the extent required by Section 16(c) of the 1940 Act.


   Capital Appreciation, Equity Income, and New America Growth Funds


 ORGANIZATION OF THE FUNDS
 -------------------------------------------------------------------------------
   For tax and business reasons, the funds were organized as Massachusetts Business Trusts, and are registered with the SEC under the 1940 Act as diversified, open-end investment companies, commonly known as "mutual funds."

   The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of a single class. The Declaration of Trust also provides that the Board of Trustees may issue additional series or classes of shares. Each share represents an equal proportionate beneficial interest in the fund. In the event of the liquidation of the fund, each share is entitled to a pro-rata share of the net assets of the fund.

   Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of trustees (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Pursuant to
   Section 16(c) of the 1940 Act, holders of record of not less than two-thirds of the outstanding shares of the fund may remove a trustee by a vote cast in person or by proxy at a meeting called for that purpose. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of trustees can, if they choose to do so, elect all the trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a trustee. No amendments may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust.

   Shares have no preemptive or conversion rights; the right of redemption and the privilege of exchange are described in the prospectus. Shares are fully paid and nonassessable, except as set forth below. The Trust may be terminated (i) upon the sale of its assets to another diversified, open-end management investment company, if approved by the vote of the holders of two-thirds of the outstanding shares of the Trust, or (ii) upon liquidation and distribution of the assets of the Trust, if approved by the vote of the holders of a majority of the outstanding shares of the Trust. If not so terminated, the Trust will continue indefinitely.

   Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or a Trustee. The Declaration of Trust provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which T. Rowe

   Price believes is remote. Upon payment of any liability incurred by the fund, the shareholders of the fund paying such liability will be entitled to reimbursement from the general assets of the fund. The Trustees intend to conduct the operations of the fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of such fund.


   All funds


 FEDERAL REGISTRATION OF SHARES
 -------------------------------------------------------------------------------
   The fund's shares are registered for sale under the 1933 Act. Registration of the fund's shares is not required under any state law, but the fund is required to make certain filings with and pay fees to the states in order to sell its shares in the states.



 LEGAL COUNSEL
 -------------------------------------------------------------------------------
   Shearman & Sterling, whose address is 599 Lexington Avenue, New York, New York 10022, is legal counsel to the fund.



 INDEPENDENT ACCOUNTANTS
 -------------------------------------------------------------------------------
   PricewaterhouseCoopers LLP, 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201, are the independent accountants to the funds.


   The financial statements of the funds listed below for the periods ended December 31, 2001, and the report of independent accountants are included in each fund's Annual Report for the periods ended December 31,

   2001. A copy of each Annual and Semiannual Report accompanies this Statement of Additional Information. The following financial statements and the report of independent accountants appearing in each Annual Report for the periods ended December 31, 2001, and the unaudited Semiannual Report for the six months ended June 30, 2002, are incorporated into this Statement of Additional Information by reference (references are to page numbers in the Reports):

                          ANNUAL REPORT REFERENCES:
                                 EQUITY       FINANCIAL  NEW AMERICA  NEW ERA
                                 INCOME       SERVICES   GROWTH       -------
                                 ------       --------   ------
Financial Highlights, December                    1           1
31, 2001                              8           0           0         10
Statement of Net Assets,
December 31, 2001                   10-17       11-13       11-16       11-15
Statement of Operations, year
ended
December 31, 2001                    18          14          17          16
Statement of Changes in Net
Assets, years ended December
31, 2001, and December 31, 2000     19-20        15          18          17
Notes to Financial Statements,
December 31, 2001                   21-25       16-19       19-22       18-22
Report of Independent
Accountants                          26          20          23          23



                                    DIVIDEND  GROWTH   BLUE CHIP  CAPITAL
                                    GROWTH    STOCK    GROWTH     OPPORTUNITY
                                    ------    -----    ------     -----------
Financial Highlights, December 31,
2001                                   9         9        11           8
Statement of Net Assets, December
31, 2001                             10-16     10-16     13-19        9-20
Statement of Operations, year
ended
December 31, 2001                      17       17        20           21
Statement of Changes in Net
Assets, years ended
December 31, 2001, and December
31, 2000                               18       18       21-22         22
Notes to Financial Statements,
December 31, 2001                    19-22     19-24     23-27        23-26
Report of Independent Accountants      23       25        28           27



                                              MID-CAP  REAL    INSTITUTIONAL
                                     VALUE    VALUE    ESTATE  MID-CAP EQUITY
                                     -----    -----    ------  GROWTH
                                                               ------
Financial Highlights, December 31,
2001                                    8        9       9           7
Statement of Net Assets, December
31, 2001                              10-16    10-16   10-12         8-10
Statement of Operations, year ended
December 31, 2001                      17       17       13           11
Statement of Changes in Net Assets,
years ended
December 31, 2001, and December 31,
2000                                  18-19     18       14           12
Notes to Financial Statements,
December 31, 2001                     20-24    19-22   15-18        13-14
Report of Independent Accountants      25       23       19           15

                                       EXTENDED      TOTAL EQUITY
                                       EQUITY        MARKET INDEX
                                       MARKET INDEX  ------------
                                       ------------
Financial Highlights, December 31,
2001                                        2             2
Portfolio of Investments,
December 31, 2001                          3-86           3-68
Statement of Assets and Liabilities,
December 31, 2001                           87            69
Statement of Operations, year ended
December 31, 2001                           88             70
Statement of Changes in Net Assets,
years ended December 31, 2001, and
December 31, 2000                           89             71
Notes to Financial Statements,
December 31, 2001                         90-93          72-75
Report of Independent Accountants           94             76



                                           DIVERSIFIED   GROWTH      HEALTH
                                           SMALL-CAP     & INCOME    SCIENCES
                                           GROWTH        --------    --------
                                           ------
Financial Highlights, December 31, 2001         9            9          9
Statement of Net Assets, December 31,
2001                                          10-23        10-15       10-15
Statement of Operations, year ended
December 31, 2001                               24           16          16
Statement of Changes in Net Assets, years
ended
December 31, 2001, and December 31, 2000        25           17          17
Notes to Financial Statements, December
31, 2001                                      26-29        18-22       18-22
Report of Independent Accountants               30           23          23



                                                    GLOBAL       DEVELOPING
                                                    TECHNOLOGY   TECHNOLOGIES
                                                    ----------   ------------
Financial Highlights, December 31, 2001                  8            8
Statement of Net Assets, December 31, 2001             9-13           9-13
Statement of Operations, December 31, 2001              14             14
Statement of Changes in Net Assets, periods ended
December 31, 2001, and December 31, 2000                15             15
Notes to Financial Statements, December 31, 2001       16-20         16-19
                                                         2
Report of Independent Accountants                        1            20

                                                  SCIENCE &     EQUITY
                                                  TECHNOLOGY    INDEX 500
                                                  ----------    ---------
Financial Highlights, December 31, 2001                8             1
Statement of Net Assets, December 31, 2001           10-14          2-20
                                                                     2
Statement of Operations, December 31, 2001             15            1
Statement of Changes in Net Assets, years ended                      2
December 31, 2001, and December 31, 2000             16-17           2
                                                                     2
Notes to Financial Statements, December 31, 2001     18-22          3-28
Report of Independent Accountants                      23            29



                                                 NEW       CAPITAL     MID-CAP
                                       BALANCED  HORIZONS  APPRECIATIONGROWTH
                                       --------  --------          ----------
Financial Highlights, December 31,                                        1
2001                                      10        11         8          2
Portfolio of Investments, December
31, 2001                                11-39     12-22       9-15       14-19
Statement of Assets and Liabilities,
December 31, 2001                         40        23         16          20
Statement of Operations, year ended
December 31, 2001                         41        24         17          21
Statement of Changes in Net Assets,
years ended
December 31, 2001, and December 31,
2000                                      42        25         18        22-23
Notes to Financial Statements,
December 31, 2001                       43-47     26-29      19-22       24-28
Report of Independent Accountants         48        30         23          29



                                                  SMALL-CAP  MEDIA &
                                                  STOCK      TELECOMMU-
                                                  -----      NICATIONS
                                                             ---------
Financial Highlights, December 31, 2001              10          7
Portfolio of Investments, December 31, 2001         12-22        8-10
Statement of Assets and Liabilities,
December 31, 2001                                    23           11
Statement of Operations, year ended
December 31, 2001                                    24           12
Statement of Changes in Net Assets, years ended
December 31, 2001, and December 31, 2000            25-26         13
Notes to Financial Statements, December 31, 2001    27-31       14-17
Report of Independent Accountants                    32           18

                                                  INSTITUTIONAL  SMALL-CAP
                                                  LARGE-CAP      VALUE
                                                  VALUE          -----
                                                  -----
Financial Highlights, December 31, 2001                 5             8
Portfolio of Investments, December 31, 2001            6-8           10-21
Statement of Assets and Liabilities, December
31,
2001                                                    9              22
Statement of Operations, year ended December 31,
2001                                                   10              23
Statement of Changes in Net Assets, years ended
December 31, 2001, and December 31, 2000               11            24-25
Notes to Financial Statements, December 31, 2001      12-13          26-30
Report of Independent Accountants                      14              31



                                          INSTITUTIONAL
                                          SMALL-CAP STOCK
                                          ---------------
Financial Highlights, December 31, 2001          6
Statement of Net Assets, December 31,
2001                                            7-11
Statement of Operations, December 31,
2001                                             12
Statement of Changes in Net Assets,
December 31, 2001                                13
Notes to Financial Statements, December
31, 2001                                        14-15
                                                 1
Report of Independent Accountants                6



                                          INSTITUTIONAL
                                          LARGE-CAP GROWTH
                                                    ------
Financial Highlights, December 31, 2001         4
Statement of Net Assets, December 31,
2001                                            5-6
Statement of Operations, for the period
ended December 31, 2001                          7
Statement of Changes in Net Assets, for
the period ended December 31, 2001               8
Notes to Financial Statements, December
31, 2001                                        9-10
                                                1
Report of Independent Accountants               1

                                 BLUE CHIP      EQUITY INCOME
                                 GROWTH         FUND-ADVISOR    VALUE FUND-
                                 FUND-ADVISOR   CLASS           ADVISOR CLASS
                                 CLASS          -----           -------------
                                 -----
Financial Highlights, December
31, 2001                              12              9               9
                                                      10
Statement of Net Assets,                              -1
December 31, 2001                    13-19            7              10-16
Statement of Operations, year                         1
ended December 31, 2001               20              8               17
Statement of Changes in Net
Assets, for the periods ended
December 31, 2001, and December                       1
31, 2000                             21-22           9-20            18-19
                                                      2
Notes to Financial Statements,                        1
December                                              -
31, 2001                             23-27            25             20-24
Report of Independent                  2                              2
Accountants                            8              26              5




                                                 MID-CAP        SMALL-CAP STOCK
                                                 GROWTH FUND-   FUND-
                                                 ADVISOR CLASS  ADVISOR CLASS
                                                 -------------  -------------
                                                       1
Financial Highlights, December 31, 2001                3             11
                                                       1
                                                       4
                                                      -1
Portfolio of Investments, December 31, 2001            9             12-22
Statement of Assets and Liabilities, December
31, 2001                                              20              23
Statement of Operations, year ended December           2
31, 2001                                               1              24
Statement of Changes in Net Assets, for the
periods ended December 31, 2001, and December         22
31, 2000                                              -23            25-26
                                                       2
                                                       4
Notes to Financial Statements, December 31,           -2
2001                                                   8             27-31
                                                       2
Report of Independent Accountants                      9              32



                                                            SMALL-CAP VALUE
                                                            FUND-ADVISOR CLASS
                                                                         -----
Financial Highlights, December 31, 2001                            9
Portfolio of Investments, December 31, 2001                       10-21
Statement of Assets and Liabilities, December 31, 2001              22
Statement of Operations, year ended December 31, 2001               23
Statement of Changes in Net Assets, for the periods ended
December 31, 2001, and December 31, 2000                          24-25
Notes to Financial Statements, December 31, 2001                  26-30
Report of Independent Accountants                                   31

                                                            SCIENCE &
                                                            TECHNOLOGY
                                                            FUND-ADVISOR
                                                            CLASS
                                                            -----
Financial Highlights, December 31, 2001                           9
Statement of Net Assets, December 31, 2001                       10-14
Statement of Operations, year ended December 31, 2001             15
Statement of Changes in Net Assets, for the periods ended
December 31, 2001, and December 31, 2000                         16-17
Notes to Financial Statements, December 31, 2001                 18-22
Report of Independent Accountants                                 23






                   UNAUDITED SEMIANNUAL REPORT REFERENCES:
                                 EQUITY       FINANCIAL  NEW AMERICA  NEW ERA
                                 INCOME       SERVICES   GROWTH       -------
                                 ------       --------   ------
Financial Highlights, June 30,
2002                                  9          10           9          9
Statement of Net Assets, June
30, 2002                            11-18       11-14       10-14       10-15
Statement of Operations, year
ended
June 30, 2002                        19          15          15          16
Statement of Changes in Net
Assets, years ended June 30,
2002, and June 30, 2001             20-21        16          16          17
Notes to Financial Statements,
June 30, 2002                       22-25       17-20       17-19       18-21







                                    DIVIDEND  GROWTH   BLUE CHIP  CAPITAL
                                    GROWTH    STOCK    GROWTH     OPPORTUNITY
                                    ------    -----    ------     -----------
Financial Highlights, June 30,
2002                                   10        9        11           8
Statement of Net Assets, June 30,
2002                                 11-17     11-17     13-20        9-20
Statement of Operations, year
ended
June 30, 2002                          18       18        21           21
Statement of Changes in Net
Assets, years ended
June 30, 2002, and June 30, 2001       19       19        22           22
Notes to Financial Statements,
June 30, 2002                        20-23     20-23     23-27        23-26







                                              MID-CAP  REAL    INSTITUTIONAL
                                     VALUE    VALUE    ESTATE  MID-CAP EQUITY
                                     -----    -----    ------  GROWTH
                                                               ------
Financial Highlights, June 30, 2002     8        9       9           7
Statement of Net Assets, June 30,
2002                                  10-17    10-17   10-12         8-11
Statement of Operations, year ended
June 30, 2002                          18       18       13           12
Statement of Changes in Net Assets,
years ended
June 30, 2002, and June 30, 2001       19       19       14           13
Notes to Financial Statements, June
30, 2002                              20-23    20-23   15-18        14-15

                                       EXTENDED
                                       EQUITY
                                       MARKET INDEX
                                       ------------
Financial Highlights, June 30, 2002         2
Portfolio of Investments,
June 30, 2002                               3-71
Statement of Assets and Liabilities,
June 30, 2002                               72
Statement of Operations, year ended
June 30, 2002                                73
Statement of Changes in Net Assets,
years ended June 30, 2002, and
June 30, 2001                                74
Notes to Financial Statements,
June 30, 2002                              75-78







                                           DIVERSIFIED   GROWTH      HEALTH
                                           SMALL-CAP     & INCOME    SCIENCES
                                           GROWTH        --------    --------
                                           ------
Financial Highlights, June 30, 2002             9            10         9
Statement of Net Assets, June 30, 2002        10-22        11-17       10-15
Statement of Operations, year ended
June 30, 2002                                   23           18          16
Statement of Changes in Net Assets, years
ended
June 30, 2002, and June 30, 2001                24           19          17
Notes to Financial Statements, June 30,
2002                                          25-28        20-23       18-21







                                          GLOBAL            DEVELOPING
                                          TECHNOLOGY        TECHNOLOGIES
                                          ----------        ------------
Financial Highlights, June 30, 2002              8                   8
Statement of Net Assets, June 30, 2002          9-12               9-13
Statement of Operations, June 30, 2002           13                 14
Statement of Changes in Net Assets,
periods ended June 30, 2002, and June
30, 2001                                         14                 15
Notes to Financial Statements, June 30,
2002                                           15-18               16-19







                                       SCIENCE &    EQUITY       TOTAL EQUITY
                                       TECHNOLOGY   INDEX 500    MARKET INDEX
                                       ----------   ---------    ------------
Financial Highlights, June 30, 2002         8           2                2
Statement of Net Assets, June 30,
2002                                      10-14        3-21           3-60
Statement of Operations, June 30,
2002                                       15           22             61
Statement of Changes in Net Assets,
years ended June 30, 2002, and June
30, 2001                                   16           23             62
Notes to Financial Statements, June
30, 2002                                  17-21        24-28         63-66

                                                 NEW       CAPITAL     MID-CAP
                                      BALANCED   HORIZONS  APPRECIATIONGROWTH
                                      --------   --------          ----------
Financial Highlights, June 30, 2002      11         11         8          12
Portfolio of Investments, June 30,
2002                                    12-40     12-22       9-16       14-20
Statement of Assets and Liabilities,
June 30, 2002                            41         23         17          21
Statement of Operations, year ended
June 30, 2002                            42         24         18          22
Statement of Changes in Net Assets,
years ended
June 30, 2002, and June 30, 2001         43         25         19          23
Notes to Financial Statements, June
30, 2002                                44-47     26-29      20-23       24-27







                                                 SMALL-CAP
                                                 STOCK
                                                 -----
Financial Highlights, June 30, 2002                 11
Portfolio of Investments, June 30, 2002             13-23
Statement of Assets and Liabilities,
June 30, 2002                                        24
Statement of Operations, year ended
June 30, 2002                                        25
Statement of Changes in Net Assets, years ended
June 30, 2002, and June 30, 2001                     26
Notes to Financial Statements, June 30, 2002        27-30







                                                    SMALL-CAP
                                                    VALUE
                                                    -----
Financial Highlights, June 30, 2002                      7
Portfolio of Investments, June 30, 2002                  9-20
Statement of Assets and Liabilities, June 30, 2002        21
Statement of Operations, year ended June 30, 2002         22
Statement of Changes in Net Assets, years ended
June 30, 2002, and June 30, 2001                          23
Notes to Financial Statements, June 30, 2002            25-29

                                           INSTITUTIONAL    MEDIA &
                                           SMALL-CAP STOCK  TELECOMMU-
                                           ---------------  NICATIONS
                                                            ---------
Financial Highlights, June 30, 2002               6             8
Statement of Net Assets, June 30, 2002          7-11            9-11
Statement of Operations, June 30, 2002           12              12
Statement of Changes in Net Assets, June
30, 2002                                         13              13
Notes to Financial Statements, June 30,
2002                                            14-15          14-16







                                          INSTITUTIONAL   INSTITUTIONAL
                                          LARGE-CAP       LARGE-CAP
                                          GROWTH          VALUE
                                          ------          -----
Financial Highlights, June 30, 2002             5               5
Statement of Net Assets, June 30, 2002         6-7              6-8
Statement of Operations, for the period
ended June 30, 2002                             8                9
Statement of Changes in Net Assets, for
the period ended June 30, 2002                  9                10
Notes to Financial Statements, June 30,
2002                                          10-11            11-12







                                 BLUE CHIP      EQUITY INCOME
                                 GROWTH         FUND-ADVISOR    VALUE FUND-
                                 FUND-ADVISOR   CLASS           ADVISOR CLASS
                                 CLASS          -----           -------------
                                 -----
Financial Highlights, June 30,
2002                                  12              10              9
Statement of Net Assets, June
30, 2002                             13-20          11-18            10-17
Statement of Operations, year
ended June 30, 2002                   21              19              18
Statement of Changes in Net
Assets, for the periods ended
June 30, 2002, and June 30,
2001                                  22            20-21             19
Notes to Financial Statements,
June 30, 2002                        23-27          22-25            20-23

                                                 MID-CAP        SMALL-CAP STOCK
                                                 GROWTH FUND-   FUND-
                                                 ADVISOR CLASS  ADVISOR CLASS
                                                 -------------  -------------
                                                      12               1
Financial Highlights, June 30, 2002                   13              2
Portfolio of Investments, June 30, 2002              14-20           13-23
Statement of Assets and Liabilities, June 30,
2002                                                  21              24
Statement of Operations, year ended June 30,
2002                                                  22              25
Statement of Changes in Net Assets, for the
periods ended June 30, 2002, and June 30, 2001        23              26
Notes to Financial Statements, June 30, 2002         24-27           27-30






                                                            SMALL-CAP VALUE
                                                            FUND-ADVISOR CLASS
                                                                         -----
Financial Highlights, June 30, 2002                                8
Portfolio of Investments, June 30, 2002                            9-20
Statement of Assets and Liabilities, June 30, 2002                  21
Statement of Operations, year ended June 30, 2002                   22
Statement of Changes in Net Assets, for the periods ended
June 30, 2002, and June 30, 2001                                    23
Notes to Financial Statements, June 30, 2002                      24-29






                                                 SCIENCE &      GROWTH
                                                 TECHNOLOGY     STOCK
                                                 FUND-ADVISOR   FUND-ADVISOR
                                                 CLASS               -------
                                                 -----          CLASS
                                                                -----
Financial Highlights, June 30, 2002                                  10
Statement of Net Assets, June 30, 2002               10-14           11-17
Statement of Operations, year ended June 30,
2002                                                  15              18
Statement of Changes in Net Assets, for the
periods ended June 30, 2002, and June 30, 2001        16              19
Notes to Financial Statements, June 30, 2002         17-21           20-23






 RATINGS OF CORPORATE DEBT SECURITIES
 -------------------------------------------------------------------------------

                         Moody's Investors Service, Inc.

   Aaa-Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."

   Aa-Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds.

   A-Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations.

   Baa-Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba-Bonds rated Ba are judged to have speculative elements: their futures cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B-Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa-Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to repayment of principal or payment of interest.

   Ca-Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C-Bonds rated C represent the lowest rated and have extremely poor prospects of attaining investment standing.


                          Standard & Poor's Corporation

   AAA-This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

   AA-Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

   A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

   BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   BB, B, CCC, CC, C-Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   D-In default.


                                Fitch IBCA, Inc.

   AAA-High grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The prime feature of a "AAA" bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may enter, such as wide margin of protection through collateral, security, or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence their rating.

   AA-Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of "AAA" class but a bond so rated may be junior though of strong lien, or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

   A-Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

   BBB-Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   BB, B, CCC, CC, and C-Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB indicates the lowest degree of speculation and C the highest degree of speculation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, and the current and prospective financial condition and operating performance of the issuer.

                                     PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1) Declaration of Trust of Registrant, dated August 26, 1985 (electronically filed with Amendment No. 13 dated February 23, 1995)

(a)(2) Amendment to Master Trust Agreement, dated November 5, 1999 (electronically filed with Amendment No. 22, dated April 28, 2000)

(a)(3) Amendment to Master Trust Agreement, dated February 9, 2000 (electronically filed with Amendment No. 22, dated April 28, 2000)


(a)(4)   Form of Amendment to Master Trust Agreement, dated September ____, 2002


(b) By-Laws of Registrant, dated August 26, 1985 (electronically filed with Amendment No. 11 dated February 28, 1994)

(c)      Specimen Stock Certificate (filed with Amendment No. 1)

(d) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., dated May 1, 1987 (electronically filed with Amendment No. 11 dated February 28, 1994)


(e) Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated July 24, 2002


(f)      Inapplicable

(g)      Custody Agreements


(g)(1) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000,
         October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April
         24, 2002, and July 24, 2002



(g)(2) Global Custody Agreement between The Chase Manhattan Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31,
         1996, July 23, 1997, September 3, 1997, October 29, 1997,

         December 15, 1998, October 6, 1999, February 9, 2000, April 19, 2000,
         July 18, 2000, October 25, 2000, July 24, 2001, and April 24, 2002


(h)      Other Agreements


(h)(1) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2002, as amended April 24, 2002 and July 24, 2002



(h)(2) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2002, as amended April 24, 2002 and July 24, 2002



(h)(3) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the Taxable Funds, dated January 1, 2002, as amended April 24, 2002 and July 24, 2002


(i)      Legal Opinion

(j)      Other Opinions

(j)(1)   Consent of Independent Accountants


(j)(2)   Power of Attorney



(k)      Inapplicable


(l)      Inapplicable


(m)(1) Rule 12b-1 Plan for the T. Rowe Price Equity Income Fund-Advisor Class dated February 9, 2000 (electronically filed with Amendment No. 20 dated March 28, 2000)

(m)(2) Rule 12b-1 Plan for the T. Rowe Price Equity Income Fund-R Class dated July 24, 2002

(m)(3) Form of Selling Agreement to be used by T. Rowe Price Investment Services, Inc. (electronically filed with Amendment No. 18, dated February 1, 2000)



(n)(1) Rule 18f-3 Plan for the T. Rowe Price Equity Income Fund-Advisor Class dated February 9, 2000 (electronically filed with Amendment No. 20 dated March 28, 2000)



(n)(2) Rule 18f-3 Plan for the T. Rowe Price Equity Income Fund-R Class dated July 24, 2002


(p)      Code of Ethics, dated April 1, 2002

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None

ITEM 25. INDEMNIFICATION


         The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. ("Manager"), and its subsidiaries and affiliates as listed in Item 26 of this Registration Statement (with the exception of the T. Rowe Price Associates Foundation, Inc.), and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.


         Article VI, Section 6.4 of the Registrant's Master Trust Agreement provides as follows:

         SECTION 6.4. INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [ hereinafter referred to as a "Covered Person" ]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this
Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         Section 6.6 of the Registrant's Master Trust Agreement provides as follows:

         SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         Article III, Section 3.2(l) of the Registrant's Master Trust Agreement provides as follows:

         SECTION 3.2(L) INSURANCE. To purchase and pay for entirely out of Trust property such insurance as they may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust and payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, consultants, investment advisers, managers, administrators, distributors, principal underwriters, or independent contractors, or any thereof (or any person connected therewith), of the Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person in any such capacity, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such person against such liability.

         Insofar as indemnification for liability under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER

         T. Rowe Price Group, Inc., ("GROUP") owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price affiliated companies.

         T. Rowe Price Associates, Inc. ("PRICE ASSOCIATES"), a Maryland corporation, serves as investment adviser to individual and institutional investors, including investment companies. Price Associates is registered as an investment adviser under the Investment Advisers Act of 1940.

         T. Rowe Price Savings Bank ("SAVINGS BANK"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., commenced operations in 2000. The Savings Bank is a federally chartered savings bank, and provides federally insured bank products to a national customer base.

         T. Rowe Price International, Inc. (formerly Rowe Price-Fleming International, Inc.), a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Finance, Inc. T. Rowe Price International, Inc. ("T. ROWE PRICE INTERNATIONAL") was incorporated in Maryland in 2000 and provides investment counsel service with respect to foreign securities for institutional investors in the United States and elsewhere. In addition to managing private counsel client accounts, T. Rowe Price International also sponsors and serves as adviser and subadviser to U.S. and foreign registered investment companies which invest in foreign securities, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.

         T. Rowe Price Global Investment Services Limited ("GLOBAL INVESTMENT SERVICES") is an English Corporation, organized in 2000, and a wholly owned subsidiary of T. Rowe Price Group, Inc. Global Investment Services is also regulated by the English Financial Services Authority and provides investment management, sales, and client servicing to non-U.S. institutional and retail investors.

         T. Rowe Price Global Asset Management Limited ("GLOBAL ASSET MANAGEMENT"), an English corporation, is an SEC registered investment adviser under the Investment Advisers Act of 1940. Global Asset Management provides investment management services to Japanese investment trusts and other accounts for institutional investors in Japan pursuant to one or more delegation agreements entered into between Daiwa SB Investments, Ltd. and Global Asset Management or other advisory agreements. Global Asset Management is a wholly-owned subsidiary of T. Rowe Price Group, Inc.

         T. Rowe Price Investment Services, Inc. ("INVESTMENT SERVICES"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor for the registered investment companies which T. Rowe Price Associates, Inc. sponsors and serves as investment adviser (the "PRICE FUNDS"). Investment Services also serves as distributor for any proprietary variable annuity products. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a brokerage service.

         TRP Distribution, Inc., a wholly owned subsidiary of Investment Services, was incorporated in Maryland in 1991. It was organized for, and engages in, the sale of certain investment related products prepared by Investment Services and T. Rowe Price Retirement Plan Services.

         T. Rowe Price Associates Foundation, Inc. (the "FOUNDATION"), was incorporated in 1981 (and is not a subsidiary of T. Rowe Price Associates, Inc.). The Foundation's overall objective is to improve the quality of life in the community at large by making charitable contributions to nonprofit organizations benefiting education, arts and culture, civic and community, and human services interests. In addition to grant making, the Foundation also has a very generous matching gift program whereby contributions its employees make to qualifying organizations of their choice are matched according to established guidelines.

         T. Rowe Price Services, Inc. ("PRICE SERVICES"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including shareholder services, to the Price Funds.

         T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

         T. Rowe Price Trust Company ("TRUST COMPANY"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., is a Maryland-chartered limited-service trust company, organized in 1983 for the purpose of providing fiduciary services. The Trust Company serves as trustee and/or custodian of certain qualified and non-qualified employee benefit plans, individual retirement accounts, and common trust funds.

         T. Rowe Price Investment Technologies, Inc. was incorporated in Maryland in 1996. A wholly owned subsidiary of T. Rowe Price Associates, Inc., it owns the technology rights, hardware, and software of T. Rowe Price Associates, Inc. and affiliated companies and provides technology services to them.

         TRPH Corporation, a wholly owned subsidiary of T. Rowe Price Associates, Inc., was organized in 1997 to acquire an interest in a UK-based corporate finance advisory firm.

         T. Rowe Price Threshold Fund Associates, Inc., a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership.

         T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership, was organized in 1994 by T. Rowe Price Associates, Inc. and invests in private financings of small companies with high growth potential; Threshold Fund Associates, Inc. is the General Partner of the partnership.

         T. Rowe Price Stable Asset Management, Inc. ("STABLE ASSET MANAGEMENT"), was incorporated in Maryland in 1988 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. Stable Asset Management is registered as an investment adviser under the Investment Advisers Act of 1940, and specializes in the management of investment portfolios which seek stable investment returns through the use of guaranteed investment contracts, bank investment contracts, structured investment contracts issued by insurance companies and banks, as well as fixed income securities.

         T. Rowe Price Recovery Fund Associates, Inc., a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Associates, Inc. organized in 1988 for the purpose of serving as General Partner of T. Rowe Price Recovery Fund, L.P., a Delaware limited partnership which invests in financially distressed companies.

         T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with T. Rowe Price Associates, Inc. and T. Rowe Price Trust Company as its members) organized in 1996 to serve as General Partner of
T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which also invests in financially distressed companies.

         T. Rowe Price (Canada), Inc. ("TRP CANADA") is a Maryland corporation organized in 1988 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. This entity is registered as an investment adviser under the Investment Advisers Act of 1940 as well as with the Ontario Securities Commission to provide advisory services to individual and institutional clients residing in Canada.

         T. Rowe Price Insurance Agency, Inc., is a wholly owned subsidiary of
T. Rowe Price Group, Inc., organized in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.

         Since 1983, T. Rowe Price Associates, Inc. has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

         TRP Suburban, Inc., is a Maryland corporation organized in 1990 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. It entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses
T. Rowe Price Associates' transfer agent, plan administrative services, retirement plan services, and operations support functions.

         TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland.

         TRP Suburban Third, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1999 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

         TRP Finance, Inc., a wholly owned subsidiary of T. Rowe Price Associates, Inc., is a Delaware corporation organized in 1990 to manage certain passive corporate investments and other intangible assets.

         T. Rowe Price Strategic Partners Fund II, L.P. is a Delaware limited partnership organized in 1992, for the purpose of investing in small public and private companies seeking capital for expansion or undergoing a restructuring of ownership. The general partner of T. Rowe Price Strategic Partners Fund II, L.P. is T. Rowe Price Strategic Partners II, L.P., a Delaware limited partnership whose general partner is T. Rowe Price Strategic Partners Associates, Inc.

         T. Rowe Price Advisory Services, Inc., ("ADVISORY SERVICES"), a wholly owned subsidiary of T. Rowe Price Group, Inc. was incorporated in Maryland in 2000 Advisory Services is registered as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.


         Listed below are the directors and executive officers of T. Rowe Price Group, Inc. who have other substantial businesses, professions, vocations, or employment aside from their association with T. Rowe Price Associates, Inc.:


                     DIRECTORS OF T. ROWE PRICE GROUP, INC.

D. WILLIAM J. GARRETT, Director of T. Rowe Price Group, Inc. Mr. Garrett was the Group Chief Executive of Robert Fleming Holdings Limited from 1997 until 2000 when the company was acquired by the Chase Manhattan Corporation. He also served as a director of Rowe Price-Fleming International, Inc. (now T. Rowe Price International) from 1981 until 2000. Mr. Garrett's address is 13 Stanley Crescent, London W11 2NA, England.

JAMES H. GILLIAM, JR., Director of T. Rowe Price Group, Inc. Mr. Gilliam is an attorney, private investor and consultant; counsel to Knickerbocker LLC, a private investment company; and director or trustee at several institutions. Mr. Gilliam's address is: Brandywine Plaza, 105 Foulk Road, Suite 101, Wilmington, Delaware 19803.

DONALD B. HEBB, JR., Director of T. Rowe Price Group, Inc. Mr. Hebb is the managing general partner of ABS Capital Partners. Mr. Hebb's address is One South Street, 25th Floor, Baltimore, Maryland 21202.

RICHARD L. MENSCHEL, Director of T. Rowe Price Group, Inc. Mr. Menschel is a limited partner of The Goldman Sachs Group, L.P., an investment banking firm. Mr. Menschel's address is: 85 Broad Street, 2nd Floor, New York, New York 10004.

ANNE MARIE WHITTEMORE, Director of T. Rowe Price Group, Inc. Mrs. Whittemore is a partner of the law firm of McGuire, Woods, Battle & Boothe L.L.P. and a Director of Owens & Minor, Inc.; Fort James Corporation; and Albemarle Corporation. Mrs. Whittemore's address is: One James Center, Richmond, Virginia 23219.

All of the following directors of T. Rowe Price Group, Inc. are employees of T. Rowe Price Associates, Inc.


EDWARD C. BERNARD, Director and Vice President of T. Rowe Price Group, Inc., and
T. Rowe Price Associates, Inc.; Director and President of T. Rowe Price Insurance Agency, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Advisory Services, Inc.; Director of T. Rowe Price Services, Inc.; Vice President of TRP Distribution, Inc.; Chairman of the Board and Director of T. Rowe Price Savings Bank.



HENRY H. HOPKINS, Director and Vice President of T. Rowe Price Group, Inc.; Director of T. Rowe Price Insurance Agency, Inc.; Director and Vice President of
T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Recovery Fund Associates, Inc., T. Rowe Price Services, Inc., T. Rowe Price Threshold Fund Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; Vice President of T. Rowe Price Associates, Inc., T. Rowe Price International, T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Stable

Asset Management, Inc., and T. Rowe Price Strategic Partners Associates, Inc.; Vice President of T. Rowe Price Recovery Fund II Associates, L.L.C.



JAMES A.C. KENNEDY, Director and Vice President of T. Rowe Price Group, Inc. and
T. Rowe Price Associates, Inc.; President and Director of T. Rowe Price Strategic Partners Associates, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.



JOHN H. LAPORTE, JR., Director and Vice President of T. Rowe Price Group, Inc.; Vice President of T. Rowe Price Associates, Inc.



WILLIAM T. REYNOLDS, Director and Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Chairman of the Board and Director of T. Rowe Price Stable Asset Management, Inc.; Director of TRP Finance, Inc.and T. Rowe Price Global Asset Management Limited; Director and President of T. Rowe Price Recovery Fund Associates, Inc.; President of T. Rowe Price Recovery Fund II Associates, L.L.C.



JAMES S. RIEPE, Vice-Chairman of the Board, Director, and Vice President of T. Rowe Price Group, Inc.; Director and Vice President of T. Rowe Price Associates, Inc. and T. Rowe Price Stable Asset Management, Inc.; Chairman of the Board, Director, President, and Trust Officer of T. Rowe Price Trust Company; Chairman of the Board and Director of T. Rowe Price (Canada), Inc., T. Rowe Price Global Asset Management Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Investment Technologies, Inc., T. Rowe Price Retirement Plan Services, Inc., and
T. Rowe Price Services, Inc.; Director of T. Rowe Price International, Inc., T. Rowe Price Global Investment Services Limited, T. Rowe Price Insurance Agency, Inc., TRPH Corporation, and T. Rowe Price Advisory Services, Inc.; and Director and President of TRP Distribution, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.



GEORGE A. ROCHE, Chairman of the Board, Director, and President of T. Rowe Price Group, Inc.; Director and President of T. Rowe Price Associates, Inc.; Chairman of the Board and Director of TRP Finance, Inc.; Director of T. Rowe Price International, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Strategic Partners, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.



BRIAN C. ROGERS, Director and Vice President of T. Rowe Price Group, Inc.; Vice President of T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company.

M. DAVID TESTA, Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President of T. Rowe Price Group, Inc.; Chief Investment Officer, Director, and Vice President of T. Rowe Price Associates, Inc.; Director, T. Rowe Price International, Inc., T. Rowe Price Global Investment Services Limited, TRPH Corporation, and T. Rowe Price Global Asset Management Limited; Director and President of T. Rowe Price (Canada), Inc.; Director and Vice President of T. Rowe Price Trust Company.



MARTIN G. WADE, Director and Vice President of T. Rowe Price Group, Inc.; Vice President of T. Rowe Price Associates, Inc.; Chairman of the Board and Director of T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited; Director, T. Rowe Price Global Asset Management Limited.


                         ADDITIONAL EXECUTIVE OFFICERS


CRISTINA WASIAK, Chief Financial Officer and Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Director, TRP Finance, Inc.



         Certain directors and officers of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.


         See also "Management of the Funds," in Registrant's Statement of Additional Information.

ITEM 27. PRINCIPAL UNDERWRITERS


(a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies: T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund,

         Inc., T. Rowe Price Small-Cap Value Fund, Inc., T. Rowe Price Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price Small-Cap Stock Fund, Inc., T. Rowe Price Tax-Free Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc.,
         T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price Mid-Cap Value Fund, Inc., T. Rowe Price Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified Small-Cap Growth Fund, Inc., T. Rowe Price Tax-Efficient Funds, Inc.,
         T. Rowe Price Reserve Investment Funds, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., T. Rowe Price Real Estate Fund, Inc., T. Rowe Price Developing Technologies Fund, Inc., and T. Rowe Price Global Technology Fund, Inc., T. Rowe Price U.S. Bond Index Fund, Inc., T. Rowe Price International Index Fund, Inc., and T. Rowe Price Institutional Income Funds, Inc.



         Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Investment Services will not receive any commissions or other compensation for acting as principal underwriter.


(b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

NAME                                                               POSITIONS AND                   POSITIONS AND
                                                                   OFFICES WITH                    OFFICES WITH
                                                                   UNDERWRITER                     REGISTRANT
James S. Riepe                                                     Chairman of the Board           Trustee and
                                                                   and Director                    Vice President
Edward C. Bernard                                                  President and Director          None
Henry H. Hopkins                                                   Vice President and Director     Vice President
Wayne D. O'Melia                                                   Vice President and Director     None
Charles E. Vieth                                                   Vice President and Director     None
Patricia M. Archer                                                 Vice President                  None
Steven J. Banks                                                    Vice President                  None
John T. Bielski                                                    Vice President                  None
John H. Boyd                                                       Vice President                  None
Darrell N. Braman                                                  Vice President                  None
Ronae M. Brock                                                     Vice President                  None
Edwin J. Brooks III                                                Vice President                  None
Meredith C. Callanan                                               Vice President                  None
John H. Cammack                                                    Vice President                  None
Ann R. Campbell                                                    Vice President                  None
Christine M. Carolan                                               Vice President                  None
Joseph A. Carrier                                                  Vice President                  None
Laura H. Chasney                                                   Vice President                  None
Renee M. Christoff                                                 Vice President                  None
Jerome A. Clark                                                    Vice President                  None
Joseph A. Crumbling                                                Vice President                  None
Christine S. Fahlund                                               Vice President                  None
Laurie L. Fierro                                                   Vice President                  None
Forrest R. Foss                                                    Vice President                  None
Thomas A. Gannon                                                   Vice President                  None
John R. Gilner                                                     Vice President                  None
John Halaby                                                        Vice President                  None
Douglas E. Harrison                                                Vice President                  None
David J. Healy                                                     Vice President                  None
Joanne M. Healy                                                    Vice President                  None
Joseph P. Healy                                                    Vice President                  None
Walter J. Helmlinger                                               Vice President                  None
Salvador G. LaBella                                                Vice President                  None
Steven A. Larson                                                   Vice President                  None
Cynthia W. LaRue                                                   Vice President                  None
Gayle A. Lomax                                                     Vice President                  None
Gayatri Malik                                                      Vice President                  None
Sarah McCafferty                                                   Vice President                  None
Donald W. McCall                                                   Vice President                  None
Mark J. Mitchell                                                   Vice President                  None
Nancy M. Morris                                                    Vice President                  None
George A. Murnaghan                                                Vice President                  None
Steven E. Norwitz                                                  Vice President                  None
Edmund M. Notzon III                                               Vice President                  None
Barbara A. O'Connor                                                Vice President                  None
David Oestreicher                                                  Vice President                  None
Regina M. Pizzonia                                                 Vice President                  None
Kathleen G. Polk                                                   Vice President                  None
Pamela D. Preston                                                  Vice President                  None
Kylelane Purcell                                                   Vice President                  None
Suzanne J. Ricklin                                                 Vice President                  None
George D. Riedel                                                   Vice President                  None
John R. Rockwell                                                   Vice President                  None
Christopher J. Rohan                                               Vice President                  None
Kenneth J. Rutherford                                              Vice President                  None
Alexander Savich                                                   Vice President                  None
Kristin E. Seeberger                                               Vice President                  None
John W. Seufert                                                    Vice President                  None
Donna B. Singer                                                    Vice President                  None
Carole H. Smith                                                    Vice President                  None
Scott Such                                                         Vice President                  None
Jerome Tuccille                                                    Vice President                  None
Walter Wdowiak                                                     Vice President                  None
Barbara A. O'Connor                                                Treasurer                       None
Barbara A. Van Horn                                                Secretary                       None
Kimberly B. Andersen                                               Assistant Vice President        None
Shane Baldino                                                      Assistant Vice President        None
Richard J. Barna                                                   Assistant Vice President        None
Catherine L. Berkenkemper                                          Assistant Vice President        None
Elizabeth A. Cairns                                                Assistant Vice President        None
Patricia Cannon                                                    Assistant Vice President        None
Jodi Ann Casson                                                    Assistant Vice President        None
Linsley G. Craig                                                   Assistant Vice President        None
Jon Derek Dry                                                      Assistant Vice President        None
Dominick J. Dunnigan                                               Assistant Vice President        None
Cheryl L. Emory                                                    Assistant Vice President        None
Bruce S. Fulton                                                    Assistant Vice President        None
John A. Galateria                                                  Assistant Vice President        None
Karen Glooch                                                       Assistant Vice President        None
Jason L. Gounaris                                                  Assistant Vice President        None
David A.J. Groves                                                  Assistant Vice President        None
Kristen L. Heerema                                                 Assistant Vice President        None
David A. Hueser                                                    Assistant Vice President        None
Shawn M. Isaacson                                                  Assistant Vice President        None
Suzanne M. Knoll                                                   Assistant Vice President        None
Patricia B. Lippert                                                Assistant Vice President        Secretary
Lois Lynch                                                         Assistant Vice President        None
Karen M. Magness                                                   Assistant Vice President        None
Amy L. Marker                                                      Assistant Vice President        None
C. Lillian Matthews                                                Assistant Vice President        None
Janice D. McCrory                                                  Assistant Vice President        None
John T. McGuigan                                                   Assistant Vice President        None
Daniel M. Middelton                                                Assistant Vice President        None
Laurie K. Mitchell                                                 Assistant Vice President        None
Clark P. Neel                                                      Assistant Vice President        None
Danielle Nicholson Smith                                           Assistant Vice President        None
JeanneMarie B. Patella                                             Assistant Vice President        None
Jean E. Ramos-Izquierdo                                            Assistant Vice President        None
Seamus A. Ray                                                      Assistant Vice President        None
Shawn D. Reagan                                                    Assistant Vice President        None
Jennifer L. Richardson                                             Assistant Vice President        None
Kristin M. Rodriguez                                               Assistant Vice President        None
Ramon D. Rodriguez                                                 Assistant Vice President        None
Deborah Seidel                                                     Assistant Vice President        None
Kevin C. Shea                                                      Assistant Vice President        None
Thomas L. Siedell                                                  Assistant Vice President        None
John A. Stranovsky                                                 Assistant Vice President        None
Nancy R. Tabor                                                     Assistant Vice President        None
Robyn S. Thompson                                                  Assistant Vice President        None
Judith B. Ward                                                     Assistant Vice President        None
William R. Weker, Jr.                                              Assistant Vice President        None
Natalie F. Widdowson                                               Assistant Vice President        None
Mary G. Williams                                                   Assistant Vice President        None
Linda C. Wright                                                    Assistant Vice President        None
Timothy R. Yee                                                     Assistant Vice President        None

(c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.


         Custody of Registrant's portfolio securities which are purchased outside the United States is maintained by JPMorgan Chase Bank, London, in its foreign branches, with other banks or foreign depositories. JPMorgan Chase Bank, London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.


ITEM 29. MANAGEMENT SERVICES

         Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus or Statement of Additional Information.

ITEM 30. UNDERTAKINGS

(a)      Not applicable

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this September 3, 2002.

       T. Rowe Price Equity Income Fund

       /s/Brian C. Rogers
By:    Brian C. Rogers
       President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                Title                 Date
---------                -----                 ----

/s/Brian C. Rogers        President             September 3, 2002
Brian C. Rogers           (Chief Executive Officer)

/s/Joseph A. Carrier     Treasurer (Chief       September 3, 2002
Joseph A. Carrier        Financial Officer)

*                        Trustee                September 3, 2002
Calvin W. Burnett

*                        Trustee                September 3, 2002
Anthony W. Deering

*                        Trustee                September 3, 2002
Donald W. Dick, Jr.

*                        Trustee                September 3, 2002
David K. Fagin

/s/James A.C. Kennedy    Trustee                September 3, 2002
James A.C. Kennedy

*                        Trustee                September 3, 2002
F. Pierce Linaweaver

*                        Trustee                September 3, 2002
Hanne M. Merriman

/s/James S. Riepe        Trustee and            September 3, 2002
James S. Riepe           Vice President

*                        Trustee                September 3, 2002
John G. Schreiber

/s/M. David Testa        Trustee                September 3, 2002
M. David Testa

*                        Trustee                September 3, 2002
Hubert D. Vos

*                        Trustee                September 3, 2002
Paul M. Wythes

*/s/Henry H. Hopkins     Vice President and     September 3, 2002
Henry H. Hopkins         Attorney-In-Fact